TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS


                                   99
                                   ANNUAL REPORT 1999

                                   Audited financial statements
                                   including statements of investments

                                   September 30, 1999

                                   Institutional International Equity Fund

                                   Institutional Growth Equity Fund

                                   Institutional Growth & Income Fund

                                   Institutional Equity Index Fund

                                   Institutional Social Choice Equity Fund

                                   Institutional Bond Fund

                                   Institutional Money Market Fund


                                         [TIAA CREF LOGO]

           TIAA-CREF Institutional Mutual Funds
CONTENTS   1999 ANNUAL REPORT

           FUND PERFORMANCE

    5      Institutional International Equity Fund
    6      Institutional Growth Equity Fund
    7      Institutional Growth & Income Fund
    8      Institutional Equity Index Fund
    9      Institutional Social Choice Equity Fund
   10      Institutional Bond Fund
   11      Institutional Money Market Fund

           FINANCIAL STATEMENTS

   12      Report of Management Responsibility
   13      Report of Independent Auditors
   14      Statements of Assets and Liabilities
   15      Statements of Operations
   16      Statements of Changes in Net Assets
   17      Financial Highlights
   18      Notes to Financial Statements

           STATEMENTS OF INVESTMENTS

   22      Institutional International Equity Fund
   30      Institutional Growth Equity Fund
   41      Institutional Growth & Income Fund
   48      Institutional Equity Index Fund
   66      Institutional Social Choice Equity Fund
   71      Institutional Bond Fund
   74      Institutional Money Market Fund
   74      Tax Information


Institutional

FUND MANAGEMENT

INSTITUTIONAL INTERNATIONAL EQUITY FUND

CHRIS SEMENUK, Director, Global Portfolio Management, Teachers Advisors

Mr. Semenuk joined TIAA-CREF in 1993. He is a member of the management group responsible for managing the TIAA-CREF International Equity Mutual Fund and the international component of the CREF Global Equities Account.

INSTITUTIONAL GROWTH EQUITY FUND

GROWTH PORTFOLIO MANAGEMENT GROUP, Teachers Advisors

The Institutional Growth Equity Fund is managed by the Growth Portfolio Management Group of Teachers Advisors, whose members are responsible for the day-to-day management of the fund's stock portfolio, and use the same investment approach as the TIAA-CREF Growth Equity Mutual Fund. A team of individuals from the Teachers Advisors quantitative investment unit manages the "Enhanced Index" subportfolio.

INSTITUTIONAL GROWTH & INCOME FUND

CARLTON N. MARTIN, Managing Director, Global Research, Teachers Advisors

Mr. Martin joined TIAA-CREF in 1980. He is responsible for the actively managed component of the TIAA-CREF Growth & Income Fund. He is also a member of the management group responsible for the actively managed component of the CREF Global Equities Account.

INSTITUTIONAL EQUITY INDEX FUND AND
INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

QUANTITATIVE PORTFOLIO MANAGEMENT GROUP, Teachers Advisors

The Institutional Equity Index Fund and the Institutional Social Choice Equity Fund are managed by Teachers Advisors, Inc.'s quantitative portfolio management group, whose members are jointly responsible for the day-to-day management of the Funds.

INSTITUTIONAL BOND FUND

ELIZABETH BLACK, Managing Director, Portfolio Management, Teachers Advisors

Ms. Black has been with TIAA-CREF for twelve years, and is responsible for managing the investments in the TIAA-CREF Bond Plus Mutual Fund. She is also responsible for managing the investments in CREF's Bond Market Account ($3.0 billion in assets) and the fixed-income portion of CREF's Social Choice Account ($1.5 billion in assets).

INSTITUTIONAL MONEY MARKET FUND

STEVEN TRAUM, Managing Director, Teachers Advisors

Mr. Traum joined TIAA-CREF in 1983. He has been responsible for managing the TIAA-CREF Money Market Mutual Fund since its inception in 1997, the CREF Money Market Account since its inception in 1988, and the CREF Inflation-Linked Bond Account since its inception in 1997.

[PHOTO]

A LETTER FROM THE CHAIRMAN

This is the first annual report of the TIAA-CREF Institutional Mutual Funds. We began offering the funds on July 1, 1999. We saw a need to extend our full service, low cost, and investment management expertise to institutional mutual fund investors. Our institutional mutual funds are available to all clients of our newly established TIAA-CREF Trust Services Company, FSB. The TIAA-CREF Institutional Mutual Funds are also available to fund the state-sponsored college savings programs that we currently administer.

TIAA-CREF AND ITS MISSION: TIAA-CREF was founded in 1918 by the Carnegie Foundation for the Advancement of Teaching, exclusively to help colleges and their employees by creating a viable retirement system. The system and related insurance products are offered at the lowest possible cost to employers and participants. CREF, a companion organization, was created in 1952 to offer the first variable annuity. The TIAA-CREF system now provides retirement and insurance plans at over 9,300 institutions, benefiting more than two million participants.

LOW OPERATING COSTS: TIAA-CREF Institutional Mutual Funds are managed to be low-cost, like all the other retirement and insurance products that we offer. In fact, with no account maintenance, transaction, or 12b-1 fees, our funds' expenses are truly among the lowest in the mutual fund industry.

These Institutional Mutual Funds are the result of many years of investment management experience; a tradition of prudence, consistency, and focus on performance; and our unceasing efforts to expand the range of products and services we provide to help achieve your financial goals.

                                                  /s/ JOHN H. BIGGS

                                                      JOHN H. BIGGS

                                              Chairman of the Board



                       1999 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 3

[PHOTO]

A MESSAGE FROM THE CHIEF INVESTMENT OFFICER

We are fortunate to have received praise from the financial press for our tradition of excellent service and low expenses. These hallmarks have earned us distinction for making quality investment decisions in our highly regarded financial products. The launch of our TIAA-CREF Institutional Mutual Funds on July 1, 1999 is a part of this tradition. While some companies focus on short-term returns, TIAA-CREF invests for the long term. Of course, past investment performance does not guarantee future returns, and since the start-up of our institutional mutual funds is so recent, the TIAA-CREF Institutional Mutual Funds' future performance could be significantly different from their performance to date.

The TIAA-CREF Institutional Mutual Funds draw on our traditional principles of flexible and consistent investment strategies. As a part of this tradition, several of TIAA-CREF's Institutional Equity Mutual Funds utilize our Dual Investment Management Strategy(SM) In this strategy, each equity fund consists of two separate subportfolios. One subportfolio is an actively managed Stock Selection component, while the other is a quantitative, Enhanced Index subportfolio. The Stock Selection subportfolio holds a relatively small number of stocks that the fund's management believes offer superior returns. The Enhanced Index subportfolio utilizes the quantitative strategy in order to outperform the fund's benchmark index, while limiting the possibility of underperforming that benchmark. We feel that this approach enables the funds to remain fully invested even when a fund's management cannot find attractive, undervalued investment opportunities for the Stock Selection subportfolio.

In the first three months of their operation, the TIAA-CREF Institutional Mutual Funds generally had mixed results against their respective benchmarks, but outperformed their peer competition. In the third quarter of 1999, when the TIAA-CREF Institutional Mutual Funds were launched, the broad domestic stock indices lost ground, as they were challenged by the Federal Reserve Board's moves to raise interest rates. Market leaders were reduced to a narrow field of technology, energy, and communications services stocks (particularly wireless companies). However, the setback in the large indices masked more severe corrections in many sectors, particularly in interest-rate sensitive groups. These market conditions persist going into the fourth quarter. Inflation fears, particularly related to wage pressures, rising commodity prices, strong consumer spending, and a weakening dollar, have prompted the Federal Reserve Board to assume a continued bias toward tightening interest rates. Y2K anxiety is another element weighing on market sentiment. Against these concerns the positive outlook for corporate profits continued.

We believe that our innovative and traditional investment strategies, combined with our commitment to low expenses, allows us to provide enhanced investment performance to our investors. Also, we are pleased to say that we are waiving a portion of management fees for the funds and limiting certain other expenses until 2002.

                                                       /s/ MARTIN L. LEIBOWITZ

                                                           MARTIN L. LEIBOWITZ

                                                             Vice Chairman and
                                                      Chief Investment Officer

4 TIAA-CREF Institutional Mutual Funds 1999 ANNUAL REPORT

Institutional

INTERNATIONAL EQUITY FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Institutional International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

- Actively managed (50 percent as of 9/30/99) part is comprised of international stocks of companies we believe have strong management and excellent prospects for growth.


$10,000 OVER LIFE OF FUND

                    INSTITUTIONAL
                    INTERNATIONAL  MORGAN STANLEY  LIPPER INTERNATIONAL
                     EQUITY FUND    EAFE INDEX         FUND INDEX
July  1, 1999           10000          10000               10000
July 31, 1999           10576          10297               10223
August 31, 1999         10606          10335               10304
September 30, 1999      10786          10439               10337

PERFORMANCE AT A GLANCE AS OF 9/30/99

                                  Total Return(1)     Expense        Net Assets
                                since inception(2)     Ratio         in millions
INSTITUTIONAL
INTERNATIONAL EQUITY FUND          7.68%               0.29%(3)         $27.5
---------------------------------------------------------------------------------
Morgan Stanley EAFE Index          4.39                 --               --
---------------------------------------------------------------------------------
Lipper International Fund Index    3.37                 --               --
---------------------------------------------------------------------------------




PERFORMANCE IN 1999

During the third quarter of 1999, the Institutional International Equity Fund had a return of 7.68 percent, soundly beating its benchmark, the Morgan Stanley EAFE Index, by 3.29 percent. Also at the end of the third quarter, the fund was
4.31 percent ahead of the 3.37 percent return of the Lipper International Fund Index.

Stock selection was the primary driver of the fund's performance during the third quarter. Especially strong were our investments in the Asia-Pacific region. Four of the fund's top performing stocks for the third quarter were headquartered in Japan. Names such as Ryohin Keikaku, the innovative Japanese retailer, and NTT Mobile Communications, the leading Japanese mobile telecommunications company, posted strong gains. In addition, our investments in Nissan Motors and the electrical components company Murata Manufacturing continued to perform well throughout the quarter. Our investments in the European mobile telecommunications industry--in particular, the German company Mannesmann and the British company Vodafone Airtouch--performed strongly during the quarter.

There have been some disappointments as well. The British tour operator Airtours, a strong performer in the first half of the year, did poorly during the third quarter--the result of government disapproval of a recent acquisition. We continue to believe in the company's future growth prospects. Our investment in Freeserve, Europe's largest Internet service provider, detracted from the fund's performance, since sentiment in the sector waned worldwide.


TEN LARGEST HOLDINGS AS OF 9/30/99

Company                            Country             Shares      Market Value (000)

Vodafone Airtouch PLC           United Kingdom         35,600          $843

Mannesmann AG.                  Germany                 5,050           807

Invensys PLC                    United Kingdom        156,700           764

Murata Manufacturing Co Ltd     Japan                   5,372           540

ST Microelectronics NV          Netherlands             6,000           468

Hays PLC                        United Kingdom         42,500           460

Colt Telecom Group PLC          United Kingdom         19,050           453

Renault S.A.                    France                  7,800           431

Sakura Bank Ltd                 Japan                  56,000           421

Nissan Motor Co Ltd             Japan                  68,000           412


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional International Equity Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

                     1999 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  5

Institutional

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed part of the fund (62 percent as of 9/30/99) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

- Actively selects international stocks outside of the benchmark as opportunities arise.

$10,000 OVER LIFE OF FUND

                     INSTITUTIONAL
                     GROWTH EQUITY    RUSSELL 3000(R)  LIPPER GROWTH
                         FUND         GROWTH INDEX      FUND INDEX
July  1, 1999           10000             10000            10000
July 31, 1999            9684              9683             9753
August 31, 1999          9809              9803             9643
September 30, 1999       9703              9624             9482

PERFORMANCE AT A GLANCE AS OF 9/30/99

                                  Total Return(1)     Expense        Net Assets
                                since inception(2)     Ratio         in millions
INSTITUTIONAL
GROWTH EQUITY FUND                -2.97%               0.22%(3)         $30.5
--------------------------------------------------------------------------------
Russell 3000(R) Growth Index      -3.76                 --               --
--------------------------------------------------------------------------------
Lipper Growth Fund Index          -5.18                 --               --
--------------------------------------------------------------------------------



PERFORMANCE IN 1999

While equity markets lost ground during the third quarter of 1999, the Institutional Growth Equity Fund had a return of -2.97 percent, outperforming the -3.76 percent return of its benchmark, the Russell 3000(R) Growth Index, by
0.79 percent. The fund was clearly ahead of the competition, as it exceeded the -5.18 percent return of the Lipper Growth Fund Index.

Our stock selection in technology with an emphasis on software stocks such as Oracle provided substantial gains. Tyco International, one of our largest positions, continued to gain ground, as did the fund's large exposure to broadcasting and communications stocks. Omnipoint, a wireless communications stock, stood out as a strong contributor in the third quarter.

Another positive performance feature resulted from the Institutional Growth Equity Fund's low exposure to consumer staples stocks, an expensive group with many companies experiencing a disappointing earnings trend. The fund's performance also benefited from being underweight in the financial services group. On the negative side, our exposure to the waste industry through Waste Management and Republic Industries was a major setback.



TEN LARGEST HOLDINGS AS OF 9/30/99

Company                                    Shares            Market Value (000)

Microsoft Corp                             19,568                  $1,772

General Electric Co                        13,342                   1,582

Tyco International Ltd                     14,377                   1,484

Intel Corp                                 18,731                   1,392

Cisco Systems, Inc                         16,032                   1,099

Lucent Technologies, Inc                   11,874                     770

Merck & Co, Inc                            10,405                     674

Oracle Corp                                14,724                     670

MCI Worldcom, Inc                           8,719                     627

EMC Corp                                    8,420                     602




(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Growth Equity Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

6   TIAA-CREF Institutional Mutual Funds   1999 ANNUAL REPORT

Institutional

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Active portion (40 percent as of 9/30/99) buys stocks when priced fairly or at a discount to growth potential and asset values.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.


$10,000 OVER LIFE OF FUND

                         INSTITUTIONAL
                        GROWTH & INCOME   S&P 500   LIPPER GROWTH &
                              FUND         INDEX    INCOME FUND INDEX
July  1, 1999                10000         10000         10000
July 31, 1999                 9733          9688          9713
August 31, 1999               9561          9640          9498
September 30, 1999            9330          9376          9200

PERFORMANCE A     LANCE AS OF 9/30/99

                                      Total Return(1)     Expense        Net Assets
                                    since inception(2)     Ratio         in millions
INSTITUTIONAL
GROWTH & INCOME FUND                  -6.69%               0.22%(3)         $25.2
------------------------------------------------------------------------------------
S&P 500 Index                         -6.24                 --               --
------------------------------------------------------------------------------------
Lipper Growth & Income Fund Index     -8.00                 --               --
------------------------------------------------------------------------------------


PERFORMANCE IN 1999

While equity markets lost ground during the third quarter of 1999, the Institutional Growth & Income Fund had a return of -6.69 percent, underperforming the -6.24 percent return of its benchmark S&P 500 Index by 45 basis points, or less than half of a percentage point. The fund was up 1.3 percent over the Lipper Growth & Income Fund Index, which showed a return of -8 percent.

Stock selection was the main driver behind our underperformance for the quarter. The market values of Viatel, Office Depot, Republic Services, and Capital Reinsurance declined significantly due to disappointing earnings announcements coupled with concerns over interest rate hikes. We took action by selling Office Depot and Republic Services, while adding more to companies that have delivered consistent results (e.g., Tyco and Cisco).

The stocks in the Institutional Growth & Income Fund exhibiting the best results in the third quarter included Omnipoint, Banc One, Swatch Group, and Oracle. The fund continues to emphasize both telecommunication services companies (AT&T, AOL, MCI Worldcom, and SBC Communications) and telecommunication technology companies (Lucent, Nokia, and Cisco).



 TEN LARGEST HOLDINGS AS OF 9/30/99

Company                                    Shares            Market Value (000)
Microsoft Corp                             12,434                 $1,126

General Electric Co                         7,698                    913

Wal-Mart Stores, Inc                       12,339                    587

IBM Corp                                    4,510                    547

Lucent Technologies, Inc                    8,418                    546

Intel Corp                                  7,240                    538

Cisco Systems, Inc                          7,746                    531

Exxon Corp                                  6,929                    526

Tyco International Ltd                      4,349                    449

AT&T Corp                                  10,020                    436





(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Growth & Income Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

                     1999 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  7

Institutional

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

-    Tracks the overall market for common stocks publicly traded in the U.S.

-    Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

$10,000 OVER LIFE OF FUND

                      INSTITUTIONAL
                      EQUITY INDEX  RUSSELL 3000(R)
                          FUND          INDEX
July  1, 1999            10000          10000
July 31, 1999             9684           9697
August 31, 1999           9589           9587
September 30, 1999        9340           9342




PERFORMANCE AT A GLANCE AS OF 9/30/99

                                  Total Return(1)     Expense        Net Assets
                                since inception(2)     Ratio         in millions
INSTITUTIONAL
EQUITY INDEX FUND                 -6.60%               0.17%(3)         $25.1
-----------------------------------------------------------------------------
Russell 3000(R) Index             -6.58                 --               --
-----------------------------------------------------------------------------



PERFORMANCE IN 1999

While equity markets lost ground during the third quarter of 1999, the Institutional Equity Index Fund returned -6.60 percent, underperforming its unmanaged benchmark, the Russell 3000(R) Index, with a return of -6.58 percent, by 2 basis points (0.02 percent). The negative returns of the Institutional Equity Index Fund and the Russell 3000(R) Index were attributed to weakness in interest-rate-sensitive stocks during the third quarter, after the Federal Reserve Board moved to raise rates. Positive performance factors included strength in the software and communications sector.



TEN LARGEST HOLDINGS AS OF 9/30/99

Company                                    Shares            Market Value (000)
General Electric Co                         7,100                   $842

Microsoft Corp                              8,100                    734

Intel Corp                                  7,386                    549

IBM Corp                                    4,000                    486

Cisco Systems, Inc                          7,000                    480

Lucent Technologies, Inc                    6,625                    430

Exxon Corp                                  5,300                    402

Merck & Co, Inc                             5,200                    337

Citigroup, Inc                              7,400                    326

MCI Worldcom, Inc                           4,200                    302


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Equity Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Equity Index Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

8   TIAA-CREF Institutional Mutual Funds   1999 ANNUAL REPORT

Institutional

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that meet the fund's social criteria.

- Current social criteria excludes investing in companies that do damage to the natural environment, have significant business in weapons production, produce or market alcohol or tobacco products, or nuclear energy.

- Does not invest in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).


$10,000 OVER LIFE OF FUND

                     INSTITUTIONAL
                     SOCIAL CHOICE   S&P 500   LIPPER GROWTH &
                      EQUITY FUND     INDEX   INCOME FUND INDEX
July  1, 1999            10000         10000         10000
July 31, 1999             9725          9688          9713
August 31, 1999           9677          9640          9498
September 30, 1999        9364          9376          9200

PERFORMANCE AT A GLANCE AS OF 9/30/99

                                      Total Return(1)     Expense        Net Assets
                                    since inception(2)     Ratio         in millions
INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND             -6.36%               0.18%(3)         $24.7
------------------------------------------------------------------------------------
S&P 500 Index                         -6.24                 --               --
------------------------------------------------------------------------------------
Lipper Growth & Income Fund Index     -8.00                 --               --
------------------------------------------------------------------------------------



PERFORMANCE IN 1999

While equity markets lost ground during the third quarter of 1999, the Institutional Social Choice Equity Fund showed a return of -6.36 percent. The fund marginally underperformed its benchmark S&P 500 Index return of -6.24 percent by 12 basis points (0.12 percent). The fund surpassed the Lipper Growth & Income Fund Index return of -8 percent by 1.64 percent.

The Institutional Social Choice Account attempts to match the performance of the S&P 500 Index. But a number of stocks in this benchmark cannot be held in the account because they do not pass the social screens.

Our overexposure to the technology sector clearly helped the fund's performance against the S&P 500, since technology stocks were up by over 5 percent during the quarter. The fund also benefited from not holding any aerospace or defense stocks, as defense stocks fell by 10 percent. However, a more than 15 percent decline in the financial services sector, in which we were overweight, negatively affected the fund's overall performance.

As for individual stocks, we increased our holdings in Procter & Gamble, which was up 5 percent for the quarter. The positive effect of this overweight position partially offset the negative effect of being seriously underweight in (i.e., not owning) General Electric (GE), which was also up by over 5 percent during the quarter, and is the second largest stock in the S&P 500.

All factors seemed to even out at the quarter's end. The fund nearly matched the S&P 500, coming in just 0.12 percentage points short of the benchmark, with 0.04 percentage points of that margin due to the expense charge.


TEN LARGEST HOLDINGS AS OF 9/30/99

Company                                    Shares            Market Value (000)
Microsoft Corp                             13,500                 $1,223

Intel Corp                                  9,200                    684

IBM Corp                                    5,400                    655

Wal-Mart Stores, Inc                       12,900                    614

Cisco Systems, Inc                          8,800                    603

Lucent Technologies, Inc                    7,600                    493

Merck & Co, Inc                             7,500                    486

Procter & Gamble Co                         5,000                    469

Bristol-Myers Squibb Co                     6,500                    439

Johnson & Johnson Co                        4,700                    432


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

                     1999 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  9

Institutional

BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

- Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

- Overweights investments in undervalued securities as compared with the benchmark, and underweights investments in overvalued securities as compared with the benchmark.

- Utilizes sector allocation strategies to maintain optimum portfolio structure.



$10,000 OVER LIFE OF FUND

                        INSTITUTIONAL   LEHMAN BROTHERS         LIPPER INTERMEDIATE
                          BOND FUND   AGGREGATE BOND INDEX   INVESTMENT GRADE DEBT INDEX
July 1, 1999                10000            10000                     10000
July 31, 1999                9949             9957                      9965
August 31, 1999              9958             9952                      9954
September 30, 1999          10067            10068                     10064

PERFORMANCE AT A GLANCE AS OF 9/30/99

                                  Total Return(1)     Expense        Net Assets
                                since inception(2)     Ratio         in millions
INSTITUTIONAL
BOND FUND                           0.67%              0.19%(3)         $30.4
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index                0.68                --               --
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt Index         0.64                --               --
--------------------------------------------------------------------------------




PERFORMANCE IN 1999

During the third quarter of 1999, the Institutional Bond Fund had a return of
0.67 percent, in line with its benchmark, the Lehman Brothers Aggregate Bond Index, which posted a return of 0.68 percent. As of 9/30/99, the fund held a 3-basis point (0.03 percent) advantage over its competition, as measured by the Lipper Intermediate Investment Grade Debt Index.

The performance of the fund in the third quarter reflects the fact that the fund was closely aligned to its benchmark in terms of overall risk characteristics. In the first few months of the fund's existence, we purchased securities in the major asset classes found in the benchmark index. These securities were U.S. Treasury and Agency securities, mortgage- and asset-backed securities and corporate securities.




INSTITUTIONAL BOND FUND VS. BENCHMARK:
RISK CHARACTERISTICS

Measure*                           Average Life      Option-Adjusted Duration
                                (in years) 9/30/99       (in years) 9/30/99
Institutional Bond Fund             8.58                  4.82
---------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index                8.53                  4.87
---------------------------------------------------------------------------

* As calculated using an analytical model developed by BARRA, a widely recognized investment research firm that created the first multiple-factor bond risk model.


TOP FIVE MARKET SECTORS                                  9/30/99

Mortgage-backed securities*                                43%
---------------------------------------------------------------------
U.S. government securities                                 29
---------------------------------------------------------------------
Corporate bonds                                            21
---------------------------------------------------------------------
Money market instruments                                    4
---------------------------------------------------------------------
Yankees**                                                   3
---------------------------------------------------------------------

 * Includes government-backed and private-label securities and asset-backed securities

** Foreign government and corporate bonds denominated in U.S. dollars

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Bond Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

10   TIAA-CREF Institutional Mutual Funds   1999 ANNUAL REPORT

Institutional

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

- Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.

-  Average weighted maturity of 90 days or less.

-  Longest maturity will be 397 days.


$10,000 OVER LIFE OF FUND

                         INSTITUTIONAL
                              MONEY      IBC'S MONEY FUND REPORT        LIPPER MONEY
                           MARKET FUND   AVERAGE(TM)--ALL TAXABLE    MARKET FUNDS AVERAGE
July 1, 1999                  10000                10000                    10000
July 31, 1999                 10043                10038                    10036
August 31, 1999               10086                10077                    10073
September 30, 1999            10128                10116                    10110

PERFORMANCE IN 1999

Since its inception on July 1, 1999, the TIAA-CREF Institutional Money Market Fund showed a return of 1.28 percent. The fund significantly exceeded the 1.15 percent return of its benchmark, the IBC Money Fund Report Average(TM)--All Taxable, by a wide margin of 13 basis points.

Since the Institutional Money Market Fund began on July 1, it was successful in taking advantage of the most recent move by the Federal Reserve Board to raise short-term interest rates. The 25-basis point increase on June 30th allowed the fund to invest its assets at higher interest rates than some of our competitors with established portfolios.

As a result, the weighted average maturity of the Institutional Money Market Fund varied from a low of 36 days to a high of 60 days, as compared with a range of 56 days to 59 days for the IBC Money Fund Report Average(TM)--All Taxable. At the end of the quarter, the weighted average maturity for the fund was 48 days versus 57 days for the benchmark. Our goal during the fourth quarter is to have a similar weighted average maturity as the benchmark.

As of 9/30/99, 66 percent of the Institutional Money Market Fund's assets were invested in commercial paper, while the fund's other assets were invested in U.S. government agency securities.



ASSET ALLOCATION AS OF 9/30/99

Commercial paper                   66%

U.S. government
agency securities                  34%



PERFORMANCE AT A GLANCE AS OF 9/30/99


                                     Total Return(1)     Expense           Average Maturity            Net Assets
                                   since inception(2)     Ratio          (days) as of 9/28/99          in millions
INSTITUTIONAL
MONEY MARKET FUND                       1.28%               0.16%(3)                48                     $25.4
------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report
Average(TM)--All Taxable                1.15                0.49                    57                        --
------------------------------------------------------------------------------------------------------------------------
Lipper Money Market Funds Average       1.10                  --                    --                        --
------------------------------------------------------------------------------------------------------------------------


                                          Net Annualized Yield
                                       for the 7 days ending 9/28/99
                                       CURRENT            EFFECTIVE
INSTITUTIONAL
MONEY MARKET FUND                        5.19%           5.32%
----------------------------------------------------------------------
IBC's Money Fund Report
Average(TM)--All Taxable                 4.71            4.82
----------------------------------------------------------------------
Lipper Money Market Funds Average          --              --
----------------------------------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Mutual Fund's current earnings than does the total return.

(2)  Inception date of the Institutional Money Market Fund was 7/1/99.

(3) The annualized expense ratio (and performance return) of the fund reflect contractual agreements in place through July 1, 2002 to waive a portion of the fund's management fee and limit the fund's other expenses.

THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

                    1999 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  11

[TIAA CREF Logo]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, Institutional Social Choice Equity, Institutional Bond, and Institutional Money Market Funds of TIAA-CREF Institutional Mutual Funds ("the Funds") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditor's report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission will perform periodic examinations of the Funds' operations.
                                                             [SIG]
                                                --------------------------------
                                                           President

                                                             [SIG]
                                                --------------------------------
                                                  Executive Vice President and
                                                  Principal Accounting Officer

 12  1999 ANNUAL REPORT

                         [ERNST & YOUNG LLP LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth & Income Fund, the Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund and the Institutional Money Market Fund) as of September 30, 1999, and the related statements of operations and changes in net assets and financial highlights for the period from June 14, 1999 (commencement of operations) to September 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Institutional Mutual Funds as of September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the period from June 14, 1999 to September 30, 1999, in conformity with generally accepted accounting principles.


                                                        /S/ ERNST & YOUNG LLP
November 5, 1999

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.
                                                         1999 ANNUAL REPORT   13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1999

                           INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                           INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                            EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments,
    at cost                 $25,678,816     $30,080,664     $26,398,167     $25,653,494     $25,411,809     $35,485,265
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments     1,495,011         958,967        (616,992)       (766,375)       (443,676)        (60,307)
------------------------------------------------------------------------------------------------------------------------
  Portfolio investments,
    at value                 27,173,827      31,039,631      25,781,175      24,887,119      24,968,133      35,424,958
  Cash                          276,145           4,384           6,529         173,686           1,405           7,074
  Dividends and interest
    receivable                   58,352          20,183          26,486          28,842          23,565         320,262
  Receivable from
    securities
    transactions                577,969         113,188         137,868           1,800              --       5,971,432
  Receivable for Fund
    shares sold                 180,000              --              --         125,000              --          75,000
------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS             28,266,293      31,177,386      25,952,058      25,216,447      24,993,103      41,798,726
------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses               46,219          46,799          46,137          46,146          46,153          46,419
  Payable for securities
    transactions                674,470          76,396         704,184          98,728         208,116      10,856,026
  Payable for Fund shares
    redeemed                     60,000         510,000              --              --              --         500,000
  Income distribution
    payable                          --              --          18,561              --              --          33,769
  Due to investment
    advisor                      13,441           9,520           8,929           7,891           8,087           8,652
------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES           794,130         642,715         777,811         152,765         262,356      11,444,866
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                  $27,472,163     $30,534,671     $25,174,247     $25,063,682     $24,730,747     $30,353,860
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Paid-in capital           $25,801,641     $30,045,963     $25,804,223     $25,675,150     $25,085,650     $30,419,874
  Accumulated
    undistributed net
    investment income            93,742          55,696           2,396          98,672          94,101             403
  Accumulated
    undistributed net
    realized gain (loss)
    on total investments         81,935        (525,955)        (15,032)         56,235          (5,328)         (6,110)
  Accumulated net
    unrealized
    appreciation
    (depreciation) on
    total investments         1,494,845         958,967        (617,340)       (766,375)       (443,676)        (60,307)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                  $27,472,163     $30,534,671     $25,174,247     $25,063,682     $24,730,747     $30,353,860
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Outstanding shares of
  beneficial interest,
  unlimited number of
  shares authorized
  ($.0001 par value)          2,576,163       3,010,648       2,580,060       2,567,842       2,508,015       3,043,968

NET ASSET VALUE, PER
  SHARE                          $10.66          $10.14           $9.76           $9.76           $9.86           $9.97
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                           INSTITUTIONAL
                           MONEY MARKET
                               FUND
-------------------------  -------------
ASSETS
  Portfolio investments,
    at cost                 $25,426,861
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments            --
------------------------------------------------------
  Portfolio investments,
    at value                 25,426,861
  Cash                            4,975
  Dividends and interest
    receivable                       --
  Receivable from
    securities
    transactions                     --
  Receivable for Fund
    shares sold                      --
--------------------------------------------------------------------
    TOTAL ASSETS             25,431,836
----------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses               45,978
  Payable for securities
    transactions                     --
  Payable for Fund shares
    redeemed                         --
  Income distribution
    payable                          --
  Due to investment
    advisor                       7,693
------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES            53,671
--------------------------------------------------------------------------------------------------------------
NET ASSETS                  $25,378,165
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in capital           $25,378,165
  Accumulated
    undistributed net
    investment income                --
  Accumulated
    undistributed net
    realized gain (loss)
    on total investments             --
  Accumulated net
    unrealized
    appreciation
    (depreciation) on
    total investments                --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                  $25,378,165
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Outstanding shares of
  beneficial interest,
  unlimited number of
  shares authorized
  ($.0001 par value)         25,378,165
NET ASSET VALUE, PER
  SHARE                           $1.00
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

 14  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period June 14, 1999 (commencement of operations) to September 30, 1999

                                      INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                      INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                                       EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                             $   33,757       $ 28,172        $  22,811       $  16,925       $  16,469       $486,594
  Dividends                               116,054         46,202           86,986          94,842          91,519             --
  Foreign taxes withheld                  (12,145)            --           (1,027)             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
    Total income                          137,666         74,374          108,770         111,767         107,988        486,594
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment management fees               21,048         19,527           17,716          13,865          14,659         14,462
  Custody and administration               42,000         42,000           42,000          42,000          42,000         42,000
  Audit and legal                          25,424         25,424           25,424          25,424          25,424         25,424
  Shareholder servicing                     5,250          5,250            5,250           5,250           5,250          5,250
  Printing                                  2,837          3,092            2,803           2,803           2,808          2,925
  Registration                              1,241          1,353            1,226           1,226           1,228          1,280
  Trustee fees and expenses                 1,055          1,149            1,042           1,042           1,044          1,087
  Other                                     1,325          1,445            1,310           1,310           1,312          1,366
-----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement             100,180         99,240           96,771          92,920          93,725         93,794
    Less investment management fees
      waived by the investment
      advisor (see Note 3)                  7,016          5,943            5,392           5,392           5,401          4,017
    Less expenses reimbursed
      by the investment advisor (see
      Note 3)                              70,557         74,619           74,433          74,433          74,437         74,512
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                           22,607         18,678           16,946          13,095          13,887         15,265
-----------------------------------------------------------------------------------------------------------------------------------

  Net investment income                   115,059         55,696           91,824          98,672          94,101        471,329
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                  81,935       (525,955)         (15,032)         56,235          (5,328)        (6,110)
    Foreign currency transactions         (21,317)            --              128              --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total
    investments                            60,618       (525,955)         (14,904)         56,235          (5,328)        (6,110)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments               1,495,011        958,967         (616,992)       (766,375)       (443,676)       (60,307)
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated in
      foreign currencies                     (166)            --             (348)             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation (depreciation) on
    total investments                   1,494,845        958,967         (617,340)       (766,375)       (443,676)       (60,307)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on total investments         1,555,463        433,012         (632,244)       (710,140)       (449,004)       (66,417)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $1,670,522       $488,708        $(540,420)      $(611,468)      $(354,903)      $404,912
===================================================================================================================================

                                      INSTITUTIONAL
                                      MONEY MARKET
                                          FUND
-----------------------------------------------------
INVESTMENT INCOME
  Interest                              $390,078
  Dividends                                   --
  Foreign taxes withheld                      --
-----------------------------------------------------
    Total income                         390,078
-----------------------------------------------------
EXPENSES
  Investment management fees              11,262
  Custody and administration              42,000
  Audit and legal                         25,424
  Shareholder servicing                    5,250
  Printing                                 2,731
  Registration                             1,195
  Trustee fees and expenses                1,015
  Other                                    1,277
-----------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement             90,154
    Less investment management fees
      waived by the investment
      advisor (see Note 3)                 3,754
    Less expenses reimbursed
      by the investment advisor (see
      Note 3)                             74,387
-----------------------------------------------------
    Net expenses                          12,013
-----------------------------------------------------
  Net investment income                  378,065
-----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments                     --
    Foreign currency transactions             --
-----------------------------------------------------
  Net realized gain (loss) on total
    investments                               --
-----------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                     --
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated in
      foreign currencies                      --
-----------------------------------------------------
  Net change in unrealized
    appreciation (depreciation) on
    total investments                         --
-----------------------------------------------------
  Net realized and unrealized gain
    (loss)
    on total investments                      --
-----------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $378,065
=====================================================

See notes to financial statements                        1999 ANNUAL REPORT   15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period June 14, 1999 (commencement of operations) to September 30, 1999

                                           INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                           INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE
                                            EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                     $   115,059     $    55,696     $    91,824     $    98,672     $    94,101
  Net realized gain (loss) on total
    investments                                  60,618        (525,955)        (14,904)         56,235          (5,328)
  Net change in unrealized appreciation
    (depreciation) on total investments       1,494,845         958,967        (617,340)       (766,375)       (443,676)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                              1,670,522         488,708        (540,420)       (611,468)       (354,903)
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         --              --         (89,556)             --              --
------------------------------------------------------------------------------------------------------------------------
    Total distributions                              --              --         (89,556)             --              --
------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
  Seed money subscriptions                   25,000,000      25,000,000      25,000,000      25,000,000      25,000,000
  Seed money redemptions                       (705,000)     (3,866,000)     (5,960,000)       (295,000)       (722,000)
  Subscriptions                               1,506,641       8,911,963       6,693,228         970,150         807,650
  Reinvestment of distributions                      --              --          70,995              --              --
  Exchanges among the Funds, net                     --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions     25,801,641      30,045,963      25,804,223      25,675,150      25,085,650
------------------------------------------------------------------------------------------------------------------------

NET ASSETS
  End of period                             $27,472,163     $30,534,671     $25,174,247     $25,063,682     $24,730,747
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Seed shares sold                            2,500,000       2,500,000       2,500,000       2,500,000       2,500,000
  Seed shares redeemed                          (68,391)       (376,791)       (586,384)        (28,967)        (70,218)
  Shares sold                                   144,554         887,439         659,292          96,809          78,233
  Shares issued in reinvestment of
    distributions                                    --              --           7,152              --              --
  Shares exchanged among the Funds, net              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period           2,576,163       3,010,648       2,580,060       2,567,842       2,508,015
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                                           INSTITUTIONAL   INSTITUTIONAL
                                               BOND        MONEY MARKET
                                               FUND            FUND
-----------------------------------------  -----------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                     $   471,329     $   378,065
  Net realized gain (loss) on total
    investments                                  (6,110)             --
  Net change in unrealized appreciation
    (depreciation) on total investments         (60,307)             --
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                                404,912         378,065
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (470,926)       (378,065)
------------------------------------------------------------------------------------------------------------------------
    Total distributions                        (470,926)       (378,065)
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Seed money subscriptions                   25,000,000      25,000,000
  Seed money redemptions                     (1,944,000)             --
  Subscriptions                               6,596,006         350,575
  Reinvestment of distributions                 417,443         378,015
  Exchanges among the Funds, net                350,425        (350,425)
------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions     30,419,874      25,378,165
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  End of period                             $30,353,860     $25,378,165
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHANGE IN FUND SHARES:
  Seed shares sold                            2,500,000      25,000,000
  Seed shares redeemed                         (194,145)             --
  Shares sold                                   661,187         350,575
  Shares issued in reinvestment of
    distributions                                41,918         378,015
  Shares exchanged among the Funds, net          35,008        (350,425)
------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period           3,043,968      25,378,165
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

 16  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the Period June 14, 1999 (commencement of operations) to September 30, 1999

                                    INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                    INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                                     EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of
    period                              $10.00          $10.00          $10.00          $10.00          $10.00          $10.00
---------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from operations:
    Net investment income                 0.04            0.02            0.04            0.04            0.04            0.17
    Net realized and unrealized
      gain (loss)
      on investments                      0.62            0.12           (0.25)          (0.28)          (0.18)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from
      operations                          0.66            0.14           (0.21)          (0.24)          (0.14)           0.14
---------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   --              --           (0.03)             --              --           (0.17)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                     --              --           (0.03)             --              --           (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $10.66          $10.14           $9.76           $9.76           $9.86           $9.97
=================================================================================================================================

TOTAL RETURN                              6.60%           1.40%          (2.05)%         (2.40)%         (1.40)%          1.42%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in
    thousands)                         $27,472         $30,535         $25,174         $25,064         $24,731         $30,354
  Ratio of expenses to average net
    assets before fee waiver and
    expense reimbursement                 0.39%           0.35%           0.38%           0.36%           0.37%           0.35%
  Ratio of expenses to average net
    assets after fee waiver and
    expense reimbursement                 0.09%           0.07%           0.07%           0.05%           0.05%           0.06%
  Ratio of net investment income
    to average net assets                 0.45%           0.20%           0.36%           0.39%           0.37%           1.77%
  Portfolio turnover rate                21.35%          21.08%          10.95%           9.51%           0.06%         173.31%

  The percentages shown above are not annualized.
=================================================================================================================================

                                    INSTITUTIONAL
                                    MONEY MARKET
                                        FUND
---------------------------------------------------
SELECTED PER SHARE DATA
  Net asset value, beginning of
    period                               $1.00
---------------------------------------------------
  Gain (loss) from operations:
    Net investment income                 0.02
    Net realized and unrealized
      gain (loss)
      on investments                        --
---------------------------------------------------
    Total gain (loss) from
      operations                          0.02
---------------------------------------------------
  Less distributions from:
    Net investment income                (0.02)
---------------------------------------------------
    Total distributions                  (0.02)
---------------------------------------------------
  Net asset value, end of period         $1.00
===================================================
TOTAL RETURN                              1.51%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in
    thousands)                         $25,378
  Ratio of expenses to average net
    assets before fee waiver and
    expense reimbursement                 0.36%
  Ratio of expenses to average net
    assets after fee waiver and expense
    reimbursement                         0.05%
  Ratio of net investment income
    to average net assets                 1.52%
  Portfolio turnover rate                  n/a
  The percentages shown above are not annualized.
===================================================

See notes to financial statements                        1999 ANNUAL REPORT   17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 1999

NOTE 1. ORGANIZATION

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund"): the Institutional International Equity Fund which invests primarily in a broadly diversified portfolio of foreign equity investments; the Institutional Growth Equity Fund which invests primarily in a diversified portfolio of common stocks that present the opportunity for exceptional growth; the Institutional Growth & Income Fund which invests primarily in a broadly diversified portfolio of common stocks selected for their investment potential; the Institutional Equity Index Fund which invests primarily in a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index; the Institutional Social Choice Equity Fund which invests primarily in a diversified set of common stocks, while investing only in companies whose activities are consistent with the Fund's social criteria; the Institutional Bond Fund which invests primarily in a broad range of debt securities and the Institutional Money Market Fund which invests primarily in high quality short-term money market instruments.

The Funds commenced operations on June 14, 1999 with an investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA, to certain intermediaries affiliated with TIAA or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an intermediary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

During the period ended September 30, 1999, TIAA redeemed 68,391 shares from the Institutional International Equity Fund totaling $705,000; 376,791 shares from Institutional Growth Equity Fund totaling $3,866,000; 586,384 shares from Institutional Growth & Income Fund totaling $5,960,000; 28,967 shares from Institutional Equity Index Fund totaling $295,000; 70,218 shares from Institutional Social Choice Equity Fund totaling $722,000 and 194,145 shares from Institutional Bond Fund totaling $1,944,000.

At September 30, 1999, TIAA owned 2,431,609 shares in the Institutional International Equity Fund with a value of $25,920,953; 2,123,209 shares in the Institutional Growth Equity Fund with a value of $21,529,335; 1,920,768 shares in the Institutional Growth & Income Fund with a value of $18,746,695; 2,471,033 shares in the Institutional Equity Index Fund with a value of $24,117,278; 2,429,782 shares in the Institutional Social Choice Equity Fund with a value of $23,957,655; 2,336,036 shares in the Institutional Bond Fund with a value of $23,290,275 and 25,378,014 shares in the Institutional Money Market Fund with a value of $25,378,014.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds, which are in conformity with generally accepted accounting principles.

 18  1999 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
September 30, 1999

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. Short-term money market instruments maturing within 60 days are valued by each Fund, except the Institutional Money Market Fund, at amortized cost which approximates fair value. The Institutional Money Market Fund values all of its securities using the amortized cost method. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate each business day. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate each business day. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of each business day is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets (other than portfolio investments) and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. A Fund may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and a Fund is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

                                                         1999 ANNUAL REPORT   19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
September 30, 1999

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)
RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code"), and accordingly will not be subject to income taxes to the extent that they distribute substantially all taxable income each year. At September 30, 1999, the Institutional Growth Equity and the Institutional Social Choice Equity Funds had net capital loss carryforwards of $375,159 and $5,328, respectively. These carryforward losses are available to reduce future net capital gains to the extent provided in the Code, and will expire, if not used, on September 30, 2007.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Teachers Advisors, Inc. ("Advisors"), a wholly-owned, indirect subsidiary of TIAA, a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors is registered as an investment adviser with the Commission under the Investment Advisers Act of 1940. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2002. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                    INVESTMENT                INVESTMENT
                                                  MANAGEMENT FEE            MANAGEMENT FEE
                                                  BEFORE WAIVER    WAIVER    AFTER WAIVER
                                                  --------------   ------   --------------
Institutional International Equity Fund                0.27%        0.09%        0.18%
Institutional Growth Equity Fund                       0.23%        0.07%        0.16%
Institutional Growth & Income Fund                     0.23%        0.07%        0.16%
Institutional Equity Index Fund                        0.18%        0.07%        0.11%
Institutional Social Choice Equity Fund                0.19%        0.07%        0.12%
Institutional Bond Fund                                0.18%        0.05%        0.13%
Institutional Money Market Fund                        0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect until July 1, 2002. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

 20  1999 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)
September 30, 1999

NOTE 4. INVESTMENTS

At September 30, 1999, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                    NET UNREALIZED
                                              GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
                                                APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                              ----------------   ----------------   --------------
Institutional International Equity Fund          $2,373,513         $  878,502        $1,495,011
Institutional Growth Equity Fund                  2,530,462          1,571,495           958,967
Institutional Growth & Income Fund                1,284,786          1,901,778          (616,992)
Institutional Equity Index Fund                   1,422,284          2,188,659          (766,375)
Institutional Social Choice Equity Fund           1,422,552          1,866,228          (443,676)
Institutional Bond Fund                              28,773             89,080           (60,307)

The above amounts are not materially different from such amounts on a federal income tax basis.

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Institutional Money Market Fund, for the period June 14, 1999 (commencement of operations) to September 30, 1999, were as follows:

                                          NON-                        NON-
                                       GOVERNMENT    GOVERNMENT    GOVERNMENT   GOVERNMENT
                                        PURCHASES     PURCHASES      SALES         SALES
                                       -----------   -----------   ----------   -----------
Institutional International Equity
Fund                                   $31,776,951   $        --   $6,180,001   $        --
Institutional Growth Equity Fund        35,770,796       148,450    5,861,522        76,104
Institutional Growth & Income Fund      28,281,334       233,715    2,916,519        85,331
Institutional Equity Index Fund         27,961,308       265,174    2,589,780        37,543
Institutional Social Choice Equity
  Fund                                  24,684,067       462,312       14,241            --
Institutional Bond Fund                  9,419,814    56,822,453           --    36,745,693

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. College Retirement Equities Fund ("CREF") and TIAA-CREF Mutual Funds, both of which are managed by Advisors, or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit is borne by the participants. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the period ended September 30, 1999, there were no borrowings under the credit facility.

                                                         1999 ANNUAL REPORT   21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                 STATEMENT OF INVESTMENTS    SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
PREFERRED STOCK
BUSINESS SERVICES                      $   336,270      1.22%
                                       -----------    ------
TOTAL PREFERRED STOCK
(Cost $340,605)                            336,270      1.22
                                       -----------    ------
COMMON STOCK
AMUSEMENT AND RECREATION SERVICES           27,404      0.10
APPAREL AND ACCESSORY STORES                49,120      0.18
APPAREL AND OTHER TEXTILE PRODUCTS           8,491      0.03
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                  29,728      0.11
BUSINESS SERVICES                        1,380,635      5.03
CHEMICALS AND ALLIED PRODUCTS            1,552,018      5.65
COMMUNICATIONS                           3,739,591     13.61
DEPOSITORY INSTITUTIONS                  3,634,594     13.23
EATING AND DRINKING PLACES                 287,285      1.05
ELECTRIC, GAS, AND SANITARY SERVICES       577,470      2.10
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              2,720,817      9.90
ENGINEERING AND MANAGEMENT SERVICES          7,316      0.03
FABRICATED METAL PRODUCTS                   11,176      0.04
FOOD AND KINDRED PRODUCTS                  471,557      1.72
FOOD STORES                                607,645      2.21
FURNITURE AND FIXTURES                      15,527      0.06
GENERAL BUILDING CONTRACTORS                29,527      0.11
GENERAL MERCHANDISE STORES                 520,877      1.90
HEAVY CONSTRUCTION, EXCEPT BUILDING        381,862      1.39
HOLDING AND OTHER INVESTMENT OFFICES       112,262      0.41
HOTELS AND OTHER LODGING PLACES             32,694      0.12
INDUSTRIAL MACHINERY AND EQUIPMENT         446,981      1.63
INSTRUMENTS AND RELATED PRODUCTS         1,234,493      4.49
INSURANCE AGENTS, BROKERS AND SERVICE       32,588      0.12
INSURANCE CARRIERS                         829,950      3.02
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                  403,426      1.47

                                          VALUE         %
LUMBER AND WOOD PRODUCTS               $    25,403      0.09%
METAL MINING                                72,796      0.26
MISCELLANEOUS RETAIL                        33,699      0.12
NONDEPOSITORY INSTITUTIONS                 534,002      1.94
OIL AND GAS EXTRACTION                     587,949      2.14
PAPER AND ALLIED PRODUCTS                   53,671      0.20
PETROLEUM AND COAL PRODUCTS                812,398      2.96
PRIMARY METAL INDUSTRIES                 1,231,779      4.48
PRINTING AND PUBLISHING                    709,789      2.58
RAILROAD TRANSPORTATION                     88,485      0.32
REAL ESTATE                                158,752      0.58
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 227,307      0.83
SECURITY AND COMMODITY BROKERS             169,401      0.62
SPECIAL TRADE CONTRACTORS                   26,635      0.10
STONE, CLAY, AND GLASS PRODUCTS            900,271      3.28
TEXTILE MILL PRODUCTS                        6,132      0.02
TOBACCO PRODUCTS                            39,143      0.14
TRANSPORTATION BY AIR                       94,608      0.34
TRANSPORTATION EQUIPMENT                 1,435,118      5.22
TRANSPORTATION SERVICES                    361,377      1.31
TRUCKING AND WAREHOUSING                    26,996      0.10
WATER TRANSPORTATION                        31,349      0.11
WHOLESALE TRADE-NONDURABLE GOODS            65,463      0.24
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $25,338,211)                      26,837,557     97.69
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,678,816)                      27,173,827     98.91
OTHER ASSETS & LIABILITIES, NET            298,336      1.09
                                       -----------    ------
NET ASSETS                             $27,472,163    100.00%
                                       ===========    ======

 22  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                 STATEMENT OF INVESTMENTS     SUMMARY BY COUNTRY

                               September 30, 1999

-------------------------------------------------------------
                                          VALUE         %
-------------------------------------------------------------
FOREIGN
AUSTRALIA                              $   502,684      1.85%
AUSTRIA                                     25,609      0.09
BELGIUM                                    137,179      0.50
DENMARK                                     86,655      0.32
FINLAND                                    251,891      0.93
FRANCE                                   2,026,892      7.46
GERMANY                                  2,409,551      8.87
HONG KONG                                  502,074      1.85
INDIA                                      159,600      0.59
IRELAND                                    727,794      2.68
ITALY                                      499,870      1.84
JAPAN                                    8,022,233     29.52
NETHERLANDS                              2,134,036      7.85
NEW ZEALAND                                 18,585      0.07
NORWAY                                     255,125      0.94
PORTUGAL                                    68,021      0.25
SINGAPORE                                  363,897      1.34
SPAIN                                      320,298      1.18
SWEDEN                                     450,348      1.66
SWITZERLAND                              1,090,857      4.01
THAILAND                                    65,463      0.24
UNITED KINGDOM                           7,055,165     25.96
                                       -----------    ------
TOTAL FOREIGN                           27,173,827    100.00
                                       -----------    ------
TOTAL PORTFOLIO                        $27,173,827    100.00%
                                       ===========    ======

See notes to financial statements                        1999 ANNUAL REPORT   23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
PREFERRED STOCK -- 1.22%

BUSINESS SERVICES -- 1.22%
      750   -   SAP AG.                             $   336,270
                                                    -----------
TOTAL PREFERRED STOCK
(Cost $340,605)                                         336,270
                                                    -----------
COMMON STOCK -- 97.69%
AMUSEMENT AND RECREATION SERVICES -- 0.10%
    3,200       GRANADA GROUP LTD (CLASS A)              27,404
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.18%
    1,950       HENNES & MAURITZ AB SERIES B             49,120
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.03%
      177   -   AOYAMA TRADING CO LTD                     5,984
    1,000       GUNZE LTD                                 2,507
                                                    -----------
                                                          8,491
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 0.11%
      900       CRH PLC                                  17,233
    1,800       WOLSELEY PLC                             12,495
                                                    -----------
                                                         29,728
                                                    -----------
BUSINESS SERVICES -- 5.03%
       23   -   ADECCO S.A. (REGD)                       12,859
      100   -   CAP GEMINI S.A.                          15,761
       82       CSK CORP                                  2,849
   49,500   -   FREESERVE PLC                           119,225
      200       GETRONICS NV                             10,788
   42,500       HAYS PLC                                459,855
   23,900       LOGICA PLC                              316,068
    1,100       MEITEC CORP                              41,224
    5,000       RENTOKIL INITIAL PLC                     17,704
    1,500       REUTERS GROUP PLC                        16,934
      200       SAP AG.                                  77,105
      100   -   SOFTBANK CORP                            38,040
   65,000   -   SOLUTION 6 HOLDINGS LTD                 232,210
    3,000       TOKYU CORP                                8,453
    4,000       WHARF HOLDINGS LTD                       11,560
                                                    -----------
                                                      1,380,635
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 5.65%
      500       AKZO NOBEL NV                            21,193
    3,000       ASAHI CHEMICAL INDUSTRY CO LTD           16,709
    2,500   -   ASTRAZENECA PLC                         104,866
      891       BASF AG.                                 37,956
    1,000       BAYER AG.                                39,883
       81       BEIERSDORF AG.                            5,650
    1,000       BOC GROUP PLC                            20,849
      316       CHUGAI PHARMACEUTICAL CO LTD              3,813
      871       DAICEL CHEMICAL INDUSTRIES LTD            3,190
      248       EISAI CO LTD                              6,289
    3,400       ELAN CORP PLC ADR                       114,112
    4,200       GLAXO WELLCOME PLC                      109,565

 SHARES                                                VALUE
    1,400       IMPERIAL CHEMICAL INDUSTRY PLC      $    15,528
    1,000       KANEKA CORP                              12,867
    1,000       KANSAI PAINT CO LTD                       2,817
    4,000       KAO CORP                                113,086
    1,000       KUREHA CHEMICAL INDUSTRY CO LTD           3,118
    1,000   -   KYOWA HAKKO KOGYO                         7,626
      100       LAIR LIQUIDE                             15,868
      100       LOREAL S.A.                              63,846
      144       MERCK & CO KGAA                           5,214
    2,000       MITSUBISHI CHEMICAL CORP                  7,645
       90       NOVARTIS AG. (REGD)                     133,508
      187       NOVO NORDISK AS (CLASS B)                22,236
      500       RHONE-POULENC S.A. (CLASS A)             25,826
       27       ROCHE HOLDINGS AG. (GENUSSCHEINE)       312,449
      514       SANKYO CO LTD                            15,448
      900   -   SANOFI-SYNTHELABO S.A.                   38,339
      100       SCHERING AG.                             10,916
    1,250       SEKISUI CHEMICAL CO LTD                   7,056
    2,000       SHOWA DENKO K.K.                          3,155
    7,000       SMITHKLINE BEECHAM/BECKMAN LTD           80,525
      100       SOLVAY ET CIE S.A.                        7,124
    5,000       SUMITOMO CHEMICAL CO LTD                 25,453
      377       TAISHO PHARMACEUTICAL CO LTD             15,863
    1,000       TAKEDA CHEMICAL INDUSTRIES LTD           54,007
    2,000       TORAY INDUSTRIES, INC                    10,331
    1,286       UBE INDUSTRIES LTD                        3,140
      200       UCB S.A.                                  8,083
    1,000       YAMANOUCHI PHARMACEUTICAL CO LTD         46,869
                                                    -----------
                                                      1,552,018
                                                    -----------
COMMUNICATIONS -- 13.61%
      300       ALCATEL                                  41,342
    2,400       BRITISH SKY BROADCASTING GROUP PLC       23,221
    8,578       BRITISH TELECOMMUNICATIONS PLC          129,898
   22,000   -   CABLE & WIRELESS HKT LTD                 48,290
   21,500       CABLE & WIRELESS PLC                    234,049
      135       CANAL PLUS S.A.                           8,065
   19,050   -   COLT TELECOM GROUP PLC                  453,032
    4,037       DEUTSCHE TELEKOM AG.                    165,525
   67,100   -   EIRCOM PLC                              292,989
    9,449       ERICSSON TELEFON (LM) AB SERIES B       292,768
    1,300       FRANCE TELECOM S.A.                     114,081
      800       KONINKLIJKE KPN NV                       35,187
    2,000       MEDIASET S.P.A.                          20,426
       19       NIPPON TELEGRAPH & TELEPHONE CORP       233,781
       19   -   NTT MOBILE COMMUNICATIONS               374,764
      400       PORTUGAL TELECOM S.A.                    16,647
   12,000   -   SINGAPORE TELECOMMUNICATIONS LTD         21,876
      586       SONERA GROUP OYJ                         16,975
      100       SWISSCOM AG. (REGD)                      31,188
   10,420       TELECOM ITALIA MOBILE S.P.A.             64,807
      700       TELE DANMARK AS                          41,719
    4,000       TELECOM CORP OF NEW ZEALAND              15,760
    5,800       TELECOM ITALIA                           50,403
    4,400   -   TELEFONICA DE ESPANA S.A.                70,429

 24  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMUNICATIONS -- (CONTINUED)
    9,000       TELSTRA CORP                        $    46,648
      252   -   TOKYO BROADCASTING SYSTEMS, INC           5,077
   35,600       VODAFONE AIRTOUCH PLC                   843,094
      200   -   VODAFONE AIRTOUCH PLC ADR                47,550
                                                    -----------
                                                      3,739,591
                                                    -----------
DEPOSITORY INSTITUTIONS -- 13.23%
    2,000       ABBEY NATIONAL PLC                       35,507
    2,029       ABN-AMRO HOLDINGS NV                     45,594
    2,000       ALLIED IRISH BANK PLC                    24,005
      800       ARGENTARIA, CAJA POSTAL Y BANCO
                  HIPOTECA                               17,602
   36,000       ASAHI BANK LTD                          258,672
    3,000       BANCA COMMERCIALE ITALIANA S.P.A.        20,703
    4,100       BANCA INTESA S.P.A.                      17,160
    3,400       BANCO BILBAO VIZCAYA S.A. (REGD)         44,827
      400       BANCO COMERCIAL PORTUGUES S.A.
                  (REGD)                                 10,777
      159       BANCO ESPIRITO SANTO E COMERCIAL          3,991
    6,600       BANCO SANTANDER CENTRAL HISPANO
                  S.A.                                   68,250
      151       BANK AUSTRIA AG.                          7,518
    2,000       BANK OF EAST ASIA LTD                     4,338
    1,000       BANK OF FUKUOKA LTD                       6,264
   21,000       BANK OF TOKYO MITSUBISHI LTD            322,494
    3,000       BANK OF YOKOHAMA LTD                     10,510
      300       BANQUE NATIONALE DE PARIS                23,946
    7,393       BARCLAYS PLC                            217,089
      500       BAYERISCHE HYPO-UND
                  VEREINSBANK AG.                        29,180
      200       BPI-SGPS S.A. (REGD)                      4,085
    1,000       CHRISTIANIA BANK OG KREDITKASSE           5,366
      400       CREDIT SUISSE GROUP (REGD)               73,305
    2,000       DAIWA BANK LTD                            6,668
    1,163   -   DBS GROUP HOLDINGS LTD                   12,994
       71   -   DEN DANSKE BANK AF 1871                   8,086
      866       DEN NORSKE BANK ASA                       3,418
      844       DEUTSCHE BANK AG. (REGD)                 56,492
      800       DRESDNER BANK AG.                        37,658
    1,000       FORENINGSSPARBANKEN AB                   16,223
    8,158       FUJI BANK LTD                            99,152
    2,000       HANG SENG BANK LTD                       21,177
    1,000       HIGO FAMILY BANK LTD                      4,179
    2,000       HOKURIKU BANK LTD                         4,564
    9,700       HSBC HOLDINGS PLC (U.K.)                111,185
    7,000       INDUSTRIAL BANK OF JAPAN LTD             86,064
    1,000       JOYO BANK                                 4,226
      500       KBC BANCASSURANCE HOLDINGS NV            25,426
    6,900       LLOYDS TSB GROUP PLC                     85,795
    1,125       MERITA LTD                                6,326
    3,000       MITSUBISHI TRUST & BANKING CORP          36,631
    2,000       MITSUI TRUST & BANKING CO LTD             4,095
    2,000       NATIONAL AUSTRALIA BANK LTD              29,278
    2,000       OVERSEAS-CHINESE BANKING CORP LTD
                  (FR)                                   15,525
      300       PARIBAS S.A.                             33,355

 SHARES                                                VALUE
    1,400       ROYAL BANK OF SCOTLAND PLC          $    30,042
   56,000       SAKURA BANK LTD                         420,788
    2,300       SAN PAOLO-IMI S.P.A.                     29,883
   22,000       SANWA BANK LTD                          294,458
    1,000       SHIZUOKA BANK LTD                        12,013
    1,000       SKANDINAVISKA ENSKILDA BANKEN
                  SERIES A                               10,185
      200       SOCIETE GENERALE S.A.                    41,215
   20,661       SUMITOMO BANK LTD                       310,496
    1,000       SVENSKA HANDELSBANKEN SERIES A           13,967
    5,000       TOKAI BANK LTD                           36,114
    1,000       UBS AG. (REGD)                          281,891
    8,100       UNCREDITO ITALIANO S.P.A.                39,595
      100       UNI BANKDANMARK AS (CLASS A)              6,776
   17,000       UNITED OVERSEAS BANK LTD (FR)           128,964
    3,000       WESTPAC BANKING CORP                     18,507
                                                    -----------
                                                      3,634,594
                                                    -----------
EATING AND DRINKING PLACES -- 1.05%
   24,500       COMPASS GROUP PLC                       240,278
    4,600   -   DIAGEO PLC (CLASS A)                     47,007
                                                    -----------
                                                        287,285
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 2.10%
      223       AGUAS DE BARCELONA S.A.                   3,735
    4,000       CLP HOLDINGS LTD                         18,796
    1,100       EDISON S.P.A.                             9,676
      100       ELECTRABEL NV                            34,654
    1,400       ELECTRICIDADE DE PORTUGAL S.A.           22,096
    1,600       ENDESA S.A.                              30,399
      600       GAS NATURAL SDG S.A.                     12,831
    6,012       HONG KONG & CHINA GAS CO LTD              8,088
    1,500       IBERDROLA S.A.                           22,236
    1,200       ITALGAS S.P.A.                            5,188
    2,000       KANSAI ELECTRIC POWER CO, INC            38,697
    3,900       NATIONAL GRID GROUP PLC                  26,992
      175       NATIONAL POWER PLC                        1,364
    5,000       OSAKA GAS CO LTD                         16,671
      100   -   OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG.           14,754
      700   -   RHEIN-WESTFALEN ELECTRIC AG.
                  (STAMM)                                29,036
    1,944       SCOTTISH & SOUTHERN ENERGY PLC           18,136
    1,400       SCOTTISH POWER PLC                       12,865
      200   -   SUEZ LYONNAISE DES EAUX S.A.             32,375
    1,000       TOHOKU ELECTRIC POWER CO, INC            15,591
    2,172       TOKYO ELECTRIC POWER CO, INC             50,185
    1,000       TOKYO GAS CO LTD                          2,395
      100   -   TRACTEBEL NV                             17,721
      454       UNION ELECTRICA FENOSA S.A.               6,812
    1,369       UNITED UTILITIES PLC                     14,981
      700       VEBA AG.                                 38,355
    1,023       VIAG AG.                                 19,392
      761       VIVENDI S.A.                             53,449
                                                    -----------
                                                        577,470
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRONIC AND OTHER ELECTRIC
EQUIPMENT -- 9.90%
      159   -   ABB LTD                             $    16,312
      225   -   ABB LTD (SWITZERLAND)                    23,241
      113       ADVANTEST CORP                           16,345
    5,081       ALPS ELECTRIC CO LTD                    106,185
       17       BARCO INDUSTRIES NV                       2,145
    1,000       BROTHERS INDUSTRIES LTD                   3,071
      489       ELECTROLUX AB SERIES B                    9,126
   13,000       FUJITSU LTD                             405,384
    1,000       FURUKAWA ELECTRIC CO LTD                  5,964
    4,100       GENERAL ELECTRIC CO
                (UNITED KINGDOM)                         39,365
    4,461       HITACHI LTD                              49,442
   46,000   -   JOHNSON ELECTRIC HOLDINGS LTD           223,261
      500       KONINKLIJKE PHILIPS ELECTRONICS NV       50,320
    5,000       MATSUSHITA ELECTRIC INDUSTRIAL CO
                  LTD                                   106,371
    3,000       MITSUBISHI ELECTRIC CORP                 17,132
    5,372       MURATA MANUFACTURING CO LTD             539,890
    3,000       NIPPON ELECTRIC CORP                     60,441
    2,400   -   NOKIA OYJ                               214,957
    4,000       SANYO ELECTRIC CO LTD                    19,348
    3,000       SHARP CORP                               48,071
      520       SONY CORP                                77,706
    6,000       ST MICROELECTRONICS NV                  467,744
    1,000       SUMITOMO ELECTRIC INDUSTRIES CO          13,713
      247       TOKYO ELECTRON CO LTD                    21,459
   24,000       TOSHIBA CORP                            178,759
      542       YAMAHA CORP                               5,065
                                                    -----------
                                                      2,720,817
                                                    -----------
ENGINEERING AND MANAGEMENT SERVICES -- 0.03%
    2,000       SEMBCORP INDUSTRIES LTD                   2,305
    3,927       SINGAPORE TECHNOLOGIES ENGINEERING
                  LTD                                     5,011
                                                    -----------
                                                          7,316
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.04%
      700       GKN PLC                                  11,176
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 1.72%
    2,000       AJINOMOTO CO LTD                         23,387
    1,000       ASAHI BREWERIES LTD                      15,300
    2,300       BASS PLC                                 27,746
        8       BONGRAIN S.A.                             3,068
    4,000       CADBURY SCHWEPPES LTD                    27,783
      100   -   CARLSBERG BREWERIES AS (CLASS A)          3,653
    1,011       COCA COLA AMATIL LTD                      3,549
      100       DANISCO AS                                4,183
      100       DANONE GROUP                             24,335
       18   -   ERIDANIA BEGHIN-SAY S.A.                  2,181
    3,000       FOSTERS BREWING GROUP LTD                 8,458
      500       HEINEKEN NV                              24,867
      187       HOUSE FOODS CORP                          2,731
      232       KERRY GROUP (CLASS A)                     2,940
    2,000       KIRIN BREWERY CO LTD                     23,951
      137       LVMH MOET HENNESSY LOUIS VUITTON         41,071
    1,000       MEIJI SEIKA KAISHA LTD                    7,645

 SHARES                                                VALUE
       56       NESTLE S.A. (REGD)                  $   105,239
      211       ORKLA AS SERIES A                         3,198
       63       PERNOD-RICARD S.A.                        4,233
    1,000       SOUTHCORP LTD                             3,648
      235   -   TAKARA SHUZO CO LTD                       3,498
    1,600       UNIGATE PLC                               8,168
    3,800       UNILEVER LTD                             35,765
      900       UNILEVER NV CERT                         60,960
                                                    -----------
                                                        471,557
                                                    -----------
FOOD STORES -- 2.21%
      400       CARREFOUR SUPERMARCHE S.A.               64,027
      100       CASINO GUICHARD-PERRACHON S.A.           11,501
      100       DELHAIZE FRERES NV                        7,987
      540       ITO-YOKADO CO LTD                        44,633
      127       JERONIMO MARTINS SGPS S.A.                3,597
   11,049       KONINKLIJKE AHOLD NV                    363,602
       23       PROMODES S.A.                            20,342
    3,700       SAFEWAY PLC                              13,481
    1,700       SAINSBURY (J) PLC                        10,610
   20,600       TESCO PLC                                64,374
    1,000       WOOLWORTHS LTD                            3,491
                                                    -----------
                                                        607,645
                                                    -----------
FURNITURE AND FIXTURES -- 0.06%
    7,200   -   OLIVETTI GROUP S.P.A.                    15,527
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.11%
      300       BARRATT DEVELOPMENTS LTD                  1,294
    1,000       DAIWA HOUSE INDUSTRY CO LTD               9,890
    1,000       OBAYASHI CORP                             6,039
    1,000   -   SHIMIZU CORP                              4,423
      152       SKANSKA AB SERIES B FREE                  5,655
    1,000       TAISEI CORP                               2,226
                                                    -----------
                                                         29,527
                                                    -----------
GENERAL MERCHANDISE STORES -- 1.90%
    2,000       COLES MYER LTD                           10,452
      200       HAGEMEYER NV                              4,803
      225       JUSCO CO LTD                              4,237
    2,500       KINGFISHER PLC                           26,803
    3,200       MARKS & SPENCER PLC                      16,627
      354       MARUI CO LTD                              6,610
      336   -   METRO AG.                                17,498
    1,000   -   MITSUKOSHI LTD                            6,001
    1,000       MYCAL CORP                                6,246
      200       PINAULT-PRINTEMPS-REDOUTE S.A.           37,913
    1,900       RYOHIN KEIKAKU CO LTD                   383,687
                                                    -----------
                                                        520,877
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 1.39%
      301       AUTOPISTAS CONCESIONARIA ESPANOLA
                  S.A.                                    3,321
      100       BRISA-AUTO ESTRADAS DE
                  PORTUGAL S.A.                           3,820
      289       DRAGADOS Y CONSTRUCCIONES S.A.            3,324
    1,100       GROUPE GTM                              121,600

 26  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING -- (CONTINUED)
    2,000       KAJIMA CORP                         $     8,002
    4,800       SOCIETE GENERALE D'ENTREPRISES
                  S.A.                                  241,795
                                                    -----------
                                                        381,862
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.41%
    2,400       ALLIED ZURICH PLC                        28,181
      154       DROTT AB SERIES B                         1,427
    5,119       HUTCHINSON WHAMPOA LTD                   47,614
      900       LAND SECURITIES PLC                      12,124
      100       PROMISE CO LTD                            8,049
    1,000       SUMITOMO CORP                             7,354
    6,278       UNIONE IMMOBILIARE S.P.A.                 3,336
    2,069       WESTFIELD TRUST (UNITS)                   4,177
                                                    -----------
                                                        112,262
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.12%
      100       ACCOR S.A.                               23,312
    2,700       HILTON GROUP PLC                          9,382
                                                    -----------
                                                         32,694
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 1.63%
      588       AMADA CO LTD                              4,103
    1,000       KEPPEL CORP                               2,916
   13,000       KOMATSU LTD                              86,205
    2,000       KUBOTA CORP                               7,063
      204       MAKITA CORP                               2,299
   53,000       MITSUBISHI HEAVY INDUSTRIES LTD         204,101
       26       NIDEC CORP                                4,920
      829       NSK LTD                                   6,011
       25       SIDEL S.A.                                2,545
    4,300       THK CO LTD                              126,818
                                                    -----------
                                                        446,981
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 4.49%
    1,000       CANON, INC                               29,117
    1,000       FUJI PHOTO FILM CO LTD                   34,282
  156,700       INVENSYS PLC                            763,885
      800       KEYENCE CORP                            214,151
      470       NIKON CORP                                9,049
   10,000       RICOH CO LTD                            173,763
      584       WILLIAMS PLC                              3,108
    1,000       YOKOGAWA ELECTRIC CORP                    7,138
                                                    -----------
                                                      1,234,493
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.12%
    1,000       FORTIS B                                 32,588
                                                    -----------
INSURANCE CARRIERS -- 3.02%
    3,318       AEGON NV                                285,517
      334   -   ALLIANZ AG. (REGD)                       96,254
    2,000       AMP LTD                                  18,628
    2,000       ASSICURAZIONI GENERALI S.P.A.            66,455
      500       AXA                                      63,260
    1,500       CGU PLC                                  23,159

 SHARES                                                VALUE
    2,031       COLONIAL LTD                        $     7,369
    6,600       INSTITUTO NAZIONALE DELLE
                  ASSICURAZION                           21,508
    1,000       MITSUI TAISHO MARINE & FIRE CO LTD        5,306
      226   -   MUENCHENER RUECKVER A.G. (REGD)          45,658
    1,000       NICHIDO FIRE & MARINE INSURANCE CO
                  LTD                                     4,931
    1,000       NIPPON FIRE & MARINE INSURANCE CO
                  LTD                                     3,324
    2,300       PRUDENTIAL CORP PLC                      35,340
    1,000       RAS S.P.A.                                9,989
    1,500       ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC                              11,832
    1,000       SKANDIA FORSAKRINGS AB                   20,859
       20   -   SWISS REINSURANCE                        39,917
    3,000       TOKIO MARINE & FIRE INSURANCE CO
                  LTD                                    35,504
       63       ZURICH ALLIED AG.                        35,140
                                                    -----------
                                                        829,950
                                                    -----------
LOCAL AND INTERURBAN PASSENGER
  TRANSIT -- 1.47%
       29       EAST JAPAN RAILWAY CO                   184,677
   70,000       STAGECOACH HOLDINGS PLC                 218,749
                                                    -----------
                                                        403,426
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.09%
    2,347       CARTER HOLT HARVEY LTD                    2,824
    2,000       SEKISUI HOUSE LTD                        22,579
                                                    -----------
                                                         25,403
                                                    -----------
METAL MINING -- 0.26%
       10       ALUSUISSE LONZA HOLDINGS AG.
                  (REGD)                                 11,515
    3,000       MITSUBISHI MATERIALS CORP                 8,876
    1,000       MITSUI MINING & SMELTING CO LTD           5,353
    2,000       NIPPON LIGHT METAL CO LTD                 2,498
    1,000       NORTH LTD                                 2,121
      248       RIO TINTO LTD                             4,205
    1,534       RIO TINTO PLC (REGD)                     26,602
       35       UNION MINIERE GROUP S.A.                  1,446
    2,000       WMC LTD                                  10,180
                                                    -----------
                                                         72,796
                                                    -----------
MISCELLANEOUS RETAIL -- 0.12%
    1,400       BOOTS CO LTD                             15,597
    2,400       GREAT UNIVERSAL STORES PLC               18,102
                                                    -----------
                                                         33,699
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 1.94%
    3,900       HALIFAX PLC                              49,038
   13,300   -   ICICI LTD SPONS ADR                     159,600
    1,318       ING GROEP NV                             71,586
      378       IRISH LIFE AND PERMANENT PLC              4,247
    1,000       MEDIOBANCA S.P.A.                        11,065
      600       SCHROEDERS LTD                           12,509
      258       SHOHKOH FUND & CO                       192,651
      200       TAKEFUJI CORP                            33,306
                                                    -----------
                                                        534,002
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OIL AND GAS EXTRACTION -- 2.14%
    6,200       IHC CALAND NV                       $   307,036
    1,142       LONDON & SCOTTISH MARINE OIL PLC          2,656
       36       OMV AKTIENGESELLS AG.                     3,337
   11,300   -   PETROLEUM GEO-SERVICES AS               212,086
      500   -   TOTAL FINA S.A.                          62,834
                                                    -----------
                                                        587,949
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.20%
    1,000       AMCOR LTD                                 4,796
      573       ARJO WIGGINS APPLETON PLC                 1,866
    1,464       JEFFERSON SMURFIT GROUP PLC               4,334
    2,000       MITSUBISHI PAPER MILLS LTD                3,926
    1,198       NIPPON PAPER INDUSTRIES CO                8,461
       93       NORD-EST SA                               2,623
    1,000       OJI PAPER CO LTD                          7,025
      263       SCA AB SERIES B                           7,009
      400       UPM-KYMMENE OY                           13,631
                                                    -----------
                                                         53,671
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 2.96%
    5,600       BG PLC                                   32,187
   19,600       BP AMOCO PLC                            357,977
    3,000       BROKEN HILL PROPRIETARY CO LTD           34,556
    2,000       COSMO OIL CO LTD                          3,174
      400       ELF AQUITANE S.A.                        69,863
   11,000       ENTE NAZIONALE IDROCARBURI S.P.A.        69,000
    3,000       NIPPON MITSUBISHI OIL CO                 12,313
      734       NORSK HYDRO AS                           31,055
    1,575       REPSOL S.A.                              30,846
    2,900       ROYAL DUTCH PETROLEUM CO                168,630
    1,000       SANTOS LTD                                2,797
                                                    -----------
                                                        812,398
                                                    -----------
PRIMARY METAL INDUSTRIES -- 4.48%
    1,000       DAIDO STEEL CO LTD                        1,793
    4,000       KAWASAKI STEEL CORP                       9,279
    5,050       MANNESMANN AG. (REGD)                   806,729
   17,000       NIPPON STEEL CORP                        46,145
    9,000   -   NKK CORP                                  8,368
    6,605   -   PREUSSAG AKTIEGESELLSCHAFT AG.          332,720
      820       SUMITOMO HEAVY INDUSTRIES LTD             2,264
    7,000   -   SUMITOMO METAL INDUSTRIES LTD             7,889
      700   -   THYSSEN KRUPP AG.                        14,052
      180       USINOR                                    2,540
                                                    -----------
                                                      1,231,779
                                                    -----------
PRINTING AND PUBLISHING -- 2.58%
    2,000       DAI NIPPON PRINTING CO LTD               37,175
   17,400       ELSEVIER UTIGEVERSMIJ NV                178,822
    6,000       NEWS CORP LTD                            42,102
   18,600       PEARSON PLC                             399,139
    1,700       REED INTERNATIONAL PLC                   10,233
    2,000       TOPPAN PRINTING CO LTD                   25,172
      500       WOLTERS KLUWER NV                        17,146
                                                    -----------
                                                        709,789
                                                    -----------

 SHARES                                                VALUE
RAILROAD TRANSPORTATION -- 0.32%
    1,000       KEIHIN ELECTRIC EXPRESS RAILWAY     $     3,785
    2,000       KINKI NIPPON RAILWAY CO LTD              10,669
    1,000       NANKAI ELECTRIC RAILWAY CO                3,944
    1,179       NIPPON EXPRESS CO LTD                     7,906
    1,000       ODAKYU ELECTRIC RAILWAY CO LTD            3,249
    2,800       RAILTRACK GROUP PLC                      58,932
                                                    -----------
                                                         88,485
                                                    -----------
REAL ESTATE -- 0.58%
    4,000       CHEUNG KONG HOLDINGS LTD                 33,343
    1,000       CITY DEVELOPMENT LTD                      5,086
    1,589       DBS LAND LTD                              2,952
    3,000       GENERAL PROPERTY TRUST                    5,070
    2,000       HANG LUNG DEVELOPMENT CO LTD              2,265
    3,000       MITSUBISHI ESTATE CO LTD                 30,460
    2,061       MITSUI FUDOSAN CO LTD                    16,531
    2,639       NEW WORLD DEVELOPMENT CO LTD              5,792
    5,721       SINO LAND CO                              2,798
    7,139       SUN HUNG KAI PROPERTIES LTD              54,455
                                                    -----------
                                                        158,752
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS -- 0.83%
       36       ADIDAS SALOMON AG.                        3,061
    2,000       BRIDGESTONE CORP                         55,979
      300       MICHELIN S.A. (CLASS B)                  14,160
  138,000       OMNI INDUSTRIES LTD                     146,077
    3,300       PIRELLI S.P.A.                            8,030
                                                    -----------
                                                        227,307
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 0.62%
    4,000       DAIWA SECURITIES GROUP, INC              36,443
    1,946       ITOCHU CORP                               6,415
    4,000       MARUBENI CORP                            10,369
    4,000       MITSUBISHI CORP                          33,061
    2,000       MITSUI & CO LTD                          15,140
    4,386       NOMURA SECURITIES CO LTD                 67,973
                                                    -----------
                                                        169,401
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.10%
      567       KINDEN CORP                               4,686
      300       SCHNEIDER ELECTRIC S.A.                  21,949
                                                    -----------
                                                         26,635
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 3.28%
    2,000       ASAHI GLASS CO LTD                       13,844
    2,000       BORAL LTD                                 3,062
      182       CIMENTOS DE PORTUGAL                      3,004
   14,000       CRH PLC                                 267,932
    2,000       CSR LTD                                   5,052
   34,500       HANSON PLC                              265,908
       11       HOLDERBANK FINANCIERE GLARUS AG.
                  (BR)                                   14,287
      172       HOYA CORP                                10,404
    1,000       INAX CORP                                 7,326
      300       ITALCEMENTI S.P.A.                        4,105
      200       LAFARGE S.A. (BR)                        22,109

 28  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
STONE, CLAY, AND GLASS
  PRODUCTS -- (CONTINUED)
    1,000       PIONEER INTERNATIONAL LTD           $     2,472
    4,400       RMC GROUP PLC                            67,970
    1,132       ST. GOBAIN S.A.                         210,974
    1,000       SUMITOMO OSAKA CEMENT CO LTD              1,822
                                                    -----------
                                                        900,271
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.02%
    1,000       NISSHINBO INDUSTRY, INC                   4,931
      561       NITTO BOSEKI CO LTD                       1,201
                                                    -----------
                                                          6,132
                                                    -----------
TOBACCO PRODUCTS -- 0.14%
    3,900       BRITISH AMERICAN TOBACCO PLC             33,463
      300       TABACALERA S.A. SERIES A (REGD)           5,680
                                                    -----------
                                                         39,143
                                                    -----------
TRANSPORTATION BY AIR -- 0.34%
    2,600       ALITALIA S.P.A.                           7,337
    2,100       BRITISH AIRPORT AUTHORITIES PLC          21,269
    6,000       CATHAY PACIFIC AIRWAYS LTD               10,814
      800       DEUTSCHE LUFTHANSA AG. (REGD)            14,637
    3,000       JAPAN AIRLINES CO LTD                    11,552
    2,000   -   SINGAPORE INTERNATONAL AIRLINES
                  LTD (LR)                               19,524
    2,000       SWIRE PACIFIC LTD (CLASS A)               9,475
                                                    -----------
                                                         94,608
                                                    -----------
TRANSPORTATION EQUIPMENT -- 5.22%
    2,100       BRITISH AEROSPACE PLC                    13,842
    1,200       DAIMLERCHRYSLER AG.                      82,685
    2,000       DENSO CORP                               42,360
      770       FIAT S.P.A.                              25,667
    2,000       HONDA MOTOR CO LTD                       83,781
    2,000   -   MITSUI ENGINEERING & SHIP BUILDING
                  CO LTD                                  2,010

 SHARES                                                VALUE
   68,000       NISSAN MOTOR CO LTD                 $   411,959
    1,000       ORIENT CORP                               3,569
      100       PEUGEOT S.A.                             20,043
    7,800   -   RENAULT S.A.                            431,129
    3,200       ROLLS ROYCE LTD                          11,106
      830       SIEMENS AG. (REGD)                       68,549
    1,548       TI GROUP PLC                             11,319
    5,000       TOYOTA MOTOR CORP                       164,033
      700       VOLKSWAGEN AG.                           39,063
      850       VOLVO AB SERIES B FREE                   24,003
                                                    -----------
                                                      1,435,118
                                                    -----------
TRANSPORTATION SERVICES -- 1.31%
   56,700       AIRTOURS PLC                            361,377
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.10%
    1,000       SEINO TRANSPORTATION CO LTD               6,762
      800       TNT POST GROUP NV                        20,234
                                                    -----------
                                                         26,996
                                                    -----------
WATER TRANSPORTATION -- 0.11%
    2,000       MITSUI OSK LINES LTD                      3,738
    3,000       NIPPON YUSEN KABUSHIKI KAISHA            11,017
    1,100       PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO                          16,594
                                                    -----------
                                                         31,349
                                                    -----------

WHOLESALE TRADE-NONDURABLE GOODS -- 0.24%
   19,000   -   THAI UNION FROZEN PRODUCTS (FR)          65,463
                                                    -----------
TOTAL COMMON STOCK
(Cost $25,338,211)                                   26,837,557
                                                    -----------
TOTAL PORTFOLIO
(Cost $25,678,816)                                  $27,173,827
                                                    ===========

---------------
- Non-income producing

See notes to financial statements                        1999 ANNUAL REPORT   29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS          $     2,587      0.01%
AGRICULTURAL SERVICES                          956      0.00
AMUSEMENT AND RECREATION SERVICES          503,037      1.65
APPAREL AND ACCESSORY STORES               113,250      0.37
APPAREL AND OTHER TEXTILE PRODUCTS          12,062      0.04
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                  16,255      0.05
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 292,912      0.96
BUSINESS SERVICES                        5,016,403     16.43
CHEMICALS AND ALLIED PRODUCTS            4,566,740     14.96
COMMUNICATIONS                           4,105,597     13.45
DEPOSITORY INSTITUTIONS                    226,903      0.74
EATING AND DRINKING PLACES                 105,961      0.35
EDUCATIONAL SERVICES                         9,349      0.03
ELECTRIC, GAS, AND SANITARY SERVICES        82,782      0.27
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              4,511,421     14.77
ENGINEERING AND MANAGEMENT SERVICES         34,849      0.11
FABRICATED METAL PRODUCTS                  120,481      0.39
FOOD AND KINDRED PRODUCTS                  621,731      2.04
FOOD STORES                                297,888      0.98
FURNITURE AND FIXTURES                      10,623      0.03
FURNITURE AND HOMEFURNISHINGS STORES       237,430      0.78
GENERAL BUILDING CONTRACTORS                11,962      0.04
GENERAL MERCHANDISE STORES                 473,812      1.55
HEALTH SERVICES                             35,781      0.12
HEAVY CONSTRUCTION, EXCEPT BUILDING          6,718      0.02
HOLDING AND OTHER INVESTMENT OFFICES        15,891      0.05
HOTELS AND OTHER LODGING PLACES              9,892      0.03
INDUSTRIAL MACHINERY AND EQUIPMENT       5,123,688     16.78
INSTRUMENTS AND RELATED PRODUCTS           603,452      1.98
INSURANCE AGENTS, BROKERS AND SERVICE        3,674      0.01
INSURANCE CARRIERS                         235,619      0.77
LEATHER AND LEATHER PRODUCTS                   700      0.00
LEGAL SERVICES                               3,937      0.01
LUMBER AND WOOD PRODUCTS                     6,981      0.02
METAL MINING                                 9,337      0.03
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                                18,398      0.06
MISCELLANEOUS RETAIL                       197,359      0.65

                                          VALUE         %
MOTION PICTURES                        $   199,768      0.65%
NONDEPOSITORY INSTITUTIONS                 341,144      1.12
NONMETALLIC MINERALS, EXCEPT FUELS           5,900      0.02
OIL AND GAS EXTRACTION                      70,314      0.23
PAPER AND ALLIED PRODUCTS                   64,310      0.21
PERSONAL SERVICES                           18,735      0.06
PETROLEUM AND COAL PRODUCTS                  8,446      0.03
PRIMARY METAL INDUSTRIES                    11,667      0.04
PRINTING AND PUBLISHING                     38,335      0.13
RAILROAD TRANSPORTATION                      9,287      0.03
REAL ESTATE                                  5,205      0.02
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 213,918      0.70
SECURITY AND COMMODITY BROKERS             110,172      0.36
SPECIAL TRADE CONTRACTORS                    2,931      0.01
STONE, CLAY, AND GLASS PRODUCTS             47,805      0.16
TEXTILE MILL PRODUCTS                        2,362      0.01
TOBACCO PRODUCTS                           163,164      0.53
TRANSPORTATION BY AIR                        6,965      0.02
TRANSPORTATION EQUIPMENT                   753,835      2.47
TRANSPORTATION SERVICES                     13,621      0.04
TRUCKING AND WAREHOUSING                     4,868      0.02
WATER TRANSPORTATION                       231,103      0.76
WHOLESALE TRADE-DURABLE GOODS               18,421      0.06
WHOLESALE TRADE-NONDURABLE GOODS           425,937      1.39
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $29,455,664)                      30,414,631     99.60
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                     625,000      2.05
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $625,000)                            625,000      2.05
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $30,080,664)                      31,039,631    101.65
OTHER ASSETS & LIABILITIES, NET           (504,960)   (1.65)
                                       -----------    ------
NET ASSETS                             $30,534,671    100.00%
                                       ===========    ======

 30  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMON STOCK -- 99.60%
AGRICULTURAL PRODUCTION-CROPS -- 0.01%
     100       DELTA & PINE LAND CO                 $     2,587
                                                    -----------
AGRICULTURAL SERVICES -- 0.00%
     100       CADIZ, INC                                   956
                                                    -----------
AMUSEMENT AND RECREATION SERVICES -- 1.65%
     100   -   ANCHOR GAMING CO                           5,950
     100   -   ARGOSY GAMING CORP                         1,325
   8,488   -   PREMIER PARKS, INC                       246,152
   8,036   -   SFX ENTERTAINMENT, INC (CLASS A)         245,098
     100   -   WESTWOOD ONE, INC                          4,512
                                                    -----------
                                                        503,037
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.37%
     200   -   ABERCROMBIE & FITCH CO (CLASS A)           6,812
     100   -   AMERICAN EAGLE OUTFITTERS, INC             4,843
     100       BURLINGTON COAT FACTORY WAREHOUSE
                 CORP                                     1,975
     100       CLAIRES STORES, INC                        1,656
   1,700       GAP, INC                                  54,400
     100   -   GENESCO, INC                               1,250
     100       INTIMATE BRANDS, INC (CLASS A)             3,893
     100   -   MENS WAREHOUSE, INC                        2,150
     100   -   PACIFIC SUNWEAR CALIFORNIA, INC            2,803
     200       ROSS STORES, INC                           4,025
     100   -   SHOE CARNIVAL, INC                         1,106
     200   -   STEIN MART, INC                            1,425
     900       TJX COS, INC                              25,256
     100   -   WET SEAL, INC (CLASS A)                    1,656
                                                    -----------
                                                        113,250
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.04%
     300   -   JONES APPAREL GROUP, INC                   8,625
     100   -   NAUTICA ENTERPRISES, INC                   1,612
     100       WARNACO GROUP, INC (CLASS A)               1,825
                                                    -----------
                                                         12,062
                                                    -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.05%
     500   -   AUTONATION, INC                            6,281
     200   -   AUTOZONE, INC                              5,612
     200   -   CSK AUTO CORP                              4,362
                                                    -----------
                                                         16,255
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 0.96%
   3,700       HOME DEPOT, INC                          253,912
     800       LOWES COS, INC                            39,000
                                                    -----------
                                                        292,912
                                                    -----------
BUSINESS SERVICES -- 16.43%
     100       AARON RENTS, INC                           1,725
     100   -   ACCLAIM ENTERTAINMENT, INC                   759
     200   -   ACNEILSEN CORP                             4,537
     200   -   ACXIOM CORP                                3,931
     200       ADOBE SYSTEMS, INC                        22,700
     100   -   ADVO, INC                                  1,993

 SHARES                                                VALUE
     100   -   AFFILIATED COMPUTER SERVICES, INC
                 (CLASS A)                          $     4,062
   3,572       AMERICA ONLINE, INC                      371,488
     200   -   AMERICAN MANAGEMENT SYSTEMS, INC           5,131
     100       ANALYSTS INTERNATIONAL CORP                1,037
     200   -   ANSWERTHINK CONSULTING GROUP               1,925
     100   -   ARDENT SOFTWARE, INC                       2,693
     100   -   ASPECT DEVELOPMENT, INC                    2,531
     200   -   ASPEN TECHNOLOGY, INC                      1,950
     100   -   AUTOBYTEL.COM, INC                         1,175
   1,400       AUTOMATIC DATA PROCESSING, INC            62,475
     100   -   AXENT TECHNOLOGIES, INC                    1,293
     100   -   BARRA, INC                                 2,100
     200   -   BEA SYSTEMS, INC                           7,062
     100   -   BEST SOFTWARE, INC                         1,975
     100   -   BEYOND.COM CORP                            1,225
     100   -   BILLING CONCEPTS CORP                        500
     100   -   BINDVIEW DEVELOPMENT CORP                  1,968
     100   -   BISYS GROUP, INC                           4,690
   5,903   -   BMC SOFTWARE, INC                        422,433
     100   -   CACI INTERNATIONAL, INC (CLASS A)          2,131
     400   -   CADENCE DESIGN SYSTEMS, INC                5,300
     100   -   CAMBRIDGE TECHNOLOGY PARTNERS, INC         1,450
     200   -   CATAPULT COMMUNICATIONS CORP               3,100
     100   -   CCC INFORMATION SERVICES GROUP, INC        1,318
     100   -   CDI CORP                                   2,731
   1,000   -   CENDANT CORP                              17,750
     200   -   CENTURY BUSINESS SERVICES, INC             2,325
   3,940   -   CERIDIAN CORP                             98,007
     100   -   CERNER CORP                                1,525
     100   -   CHECKFREE HOLDINGS CORP                    4,112
     100   -   CIBER, INC                                 1,531
     200   -   CITRIX SYSTEMS, INC                       12,387
     200   -   CMGI, INC                                 20,500
     100   -   CNET, INC                                  5,600
     100   -   COMPLETE BUSINESS SOLUTIONS, INC           1,368
   1,100       COMPUTER ASSOCIATES INTERNATIONAL,
                 INC                                     67,375
     100   -   COMPUTER HORIZONS CORP                     1,162
     100   -   COMPUTER NETWORK TECHNOLOGY CORP             931
     300   -   COMPUTER SCIENCES CORP                    21,093
   5,207   -   COMPUWARE CORP                           135,707
     100   -   CONCORD COMMUNICATIONS, INC                3,975
     200   -   CONVERGYS CORP                             3,962
     200   -   CSG SYSTEMS INTERNATIONAL, INC             5,481
     100   -   DATA BROADCASTING CORP                       756
     200   -   DATASTREAM SYSTEMS, INC                    2,625
     100   -   DOUBLECLICK, INC                          11,912
     100   -   EARTHLINK NETWORK, INC                     4,293
     100   -   EBAY, INC                                 14,106
     200   -   ECHELON CORP                               1,525
     100   -   ECLIPSYS CORP                              1,437
     200   -   ELECTRONIC ARTS, INC                      14,475
   2,509       ELECTRONIC DATA SYSTEMS CORP             132,820
     100   -   ELECTRONICS FOR IMAGING, INC               5,140
     100   -   ENGINEERING ANIMATION, INC                 1,581
     100   -   EPICOR SOFTWARE CORP                         575

See notes to financial statements                        1999 ANNUAL REPORT   31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BUSINESS SERVICES -- (CONTINUED)
     400       EQUIFAX, INC                         $    11,250
     100   -   EXCHANGE APPLICATIONS                      2,906
     300   -   EXCITE AT HOME                            12,431
     100   -   FILENET CORP                               1,068
     300       FIRST DATA CORP                           13,162
     300   -   FISERV, INC                                9,750
      39   -   GARTNER GROUP, INC (CLASS B)                 650
     100   -   GO2NET, INC                                6,475
     100   -   GT INTERACTIVE SOFTWARE CORP                 290
     100   -   GTECH HOLDINGS CORP                        2,143
     200   -   HARBINGER CORP                             3,375
     100   -   HNC SOFTWARE                               3,968
     100   -   HYPERION SOLUTIONS CORP                    2,200
     100   -   I2 TECHNOLOGIES, INC                       3,881
     900       IMS HEALTH, INC                           20,531
     100   -   INFOCURE CORP                              1,887
     500   -   INFORMIX CORP                              3,968
     100   -   INFOSEEK CORP                              3,087
     100   -   INFOSPACE COM, INC                         4,112
     100   -   INFOUSA, INC (CLASS B)                       687
     100   -   INKTOMI CORP                              12,003
     100   -   INTERIM SERVICES, INC                      1,637
     100   -   INTERNATIONAL NETWORK SERVICES             5,437
     200   -   INTERNATIONAL TELECOMMUNICATIONS           1,687
     600       INTERPUBLIC GROUP OF COS, INC             24,675
     100   -   INTUIT, INC                                8,765
     100   -   J.D. EDWARDS & CO                          2,071
     100   -   KEANE, INC                                 2,281
     100   -   LABOR READY, INC                           1,006
     100   -   LAMAR ADVERTISING CO (CLASS A)             4,950
     200   -   LEARN2.COM, INC                              581
     200   -   LEGATO SYSTEMS, INC                        8,718
     100   -   LHS GROUP, INC                             2,943
     200   -   LYCOS, INC                                10,025
     100   -   MACROMEDIA, INC                            4,087
     100   -   MAPICS, INC                                  868
     100   -   MASTECH CORP                               1,350
     100   -   MEDQUIST, INC                              3,343
     100   -   MERCURY INTERACTIVE CORP                   6,456
     500   -   MESSAGEMEDIA, INC                          5,375
  19,568   -   MICROSOFT CORP                         1,772,127
     100   -   MICROSTRATEGY, INC                         5,606
     100   -   MIDWAY GAMES, INC                          1,575
     100   -   MINDSPRING ENTERPRISES, INC                2,768
     200   -   MODIS PROFESSIONAL SERVICES                2,650
     100       NATIONAL COMPUTER SYSTEMS, INC             3,834
     100       NATIONAL DATA CORP                         2,600
     100   -   NCO GROUP, INC                             4,700
     100   -   NEON SYSTEMS, INC                          2,693
     100   -   NET PERCEPTIONS, INC                       1,712
     100   -   NETOBJECTS, INC                              562
     200   -   NETWORK APPLIANCE, INC                    14,325
     100   -   NETWORK PERIPHERALS, INC                   1,825
     200   -   NETWORKS ASSOCIATES, INC                   3,825
     100   -   NEW ERA OF NETWORKS, INC                   2,162
     100   -   NIELSEN MEDIA RESEARCH                     3,718

 SHARES                                                VALUE
     200   -   NOVA CORP (GEORGIA)                  $     5,000
     800   -   NOVELL, INC                               16,550
     300   -   OMEGA RESEARCH, INC                        1,162
   2,671       OMNICOM GROUP, INC                       211,509
     100   -   ONEMAIN.COM, INC                           1,643
     100   -   OPEN MARKET, INC                           1,312
  14,724   -   ORACLE CORP                              669,942
     300   -   OUTDOOR SYSTEMS, INC                      10,725
     700   -   PARAMETRIC TECHNOLOGY CORP                 9,450
     600       PAYCHEX, INC                              20,475
     400   -   PEOPLESOFT, INC                            6,775
     200   -   PER SE TECHNOLOGIES, INC                     687
     100   -   PEREGRINE SYSTEMS, INC                     4,075
     200   -   PEROT SYSTEMS CORP (CLASS A)               3,737
     100   -   POLICY MANAGEMENT SYSTEMS CORP             3,162
     100   -   PRICELINE.COM, INC                         6,450
     100   -   PRIVATE BUSINESS, INC                        475
     100   -   PRODIGY COMMUNICATIONS CORP                1,775
     100   -   PROGRESS SOFTWARE CORP                     3,137
     100   -   PSINET, INC                                3,596
     100   -   RARE MEDIUM GROUP, INC                     1,056
     200   -   RATIONAL SOFTWARE CORP                     5,856
     100   -   REALNETWORKS, INC                         10,456
     100   -   REMEDY CORP                                2,837
     200   -   RENT WAY, INC                              3,800
     200   -   RENT-A-CENTER, INC                         3,725
     200   -   ROBERT HALF INTERNATIONAL, INC             4,800
     100       ROLLINS, INC                               1,543
     100   -   RSA SECURITY, INC                          2,656
     100   -   SABRE HOLDINGS CORP                        4,300
     100   -   SAGA SYSTEMS, INC                          1,443
     100   -   SAGENT TECHNOLOGY, INC                       943
     100   -   SALESLOGIX CORP                            2,000
     500   -   SANTA CRUZ OPERATION, INC                  5,968
     100   -   SECURITY FIRST TECHNOLOGIES CORP           3,887
     100       SEI INVESTMENT CO                          8,928
     100       SHARED MEDICAL SYSTEMS CORP                4,675
     200   -   SIEBEL SYSTEMS, INC                       13,325
     200   -   SITEL CORP                                   850
     100   -   SNYDER COMMUNICATIONS, INC                 1,518
     100       SOTHEBYS HOLDINGS, INC (CLASS A)           2,581
     100   -   SPSS, INC                                  1,943
     200   -   STERLING COMMERCE, INC                     3,712
     100   -   STERLING SOFTWARE, INC                     2,000
     100   -   STRUCTURAL DYNAMICS RESEARCH CORP          1,503
   1,900   -   SUN MICROSYSTEMS, INC                    176,700
     300   -   SUNGARD DATA SYSTEMS, INC                  7,893
     100   -   SYBASE, INC                                1,181
     100   -   SYMANTEC CORP                              3,596
     100   -   SYNOPSYS, INC                              5,615
     100   -   SYSTEMS & COMPUTER TECHNOLOGY CORP         1,256
     100   -   THQ, INC                                   4,312
     100   -   TMP WORLDWIDE, INC                         6,087
     100       TOTAL SYSTEM SERVICES, INC                 1,600
     100   -   TRANSACTION SYSTEM ARCHITECTURE            2,693
     100       TRUE NORTH COMMUNICATIONS, INC             3,637
     100   -   TSI INTERNATIONAL SOFTWARE LTD             2,713

 32  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BUSINESS SERVICES -- (CONTINUED)
     100   -   TYLER TECHNOLOGIES, INC              $       443
     100   -   UNITED RENTALS, INC                        2,175
     200   -   USWEB CORP                                 6,862
     100   -   VALASSIS COMMUNICATIONS, INC               4,393
     200   -   VANTIVE CORP                               1,737
     200   -   VERIO, INC                                 6,200
     100   -   VERISIGN, INC                             10,650
     400   -   VERITAS SOFTWARE CORP                     30,375
     100   -   VERTICALNET, INC                           3,700
     100   -   VISIO CORP                                 3,925
     100   -   WAVE SYSTEMS CORP (CLASS A)                1,075
     100   -   WEST TELESERVICES CORP                     1,037
     100   -   WIND RIVER SYSTEMS, INC                    1,900
     277   -   YAHOO, INC                                49,721
     200   -   YOUNG & RUBICAM, INC                       8,800
                                                    -----------
                                                      5,016,403
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 14.96%
   3,426       ABBOTT LABORATORIES CO                   125,905
     100   -   ALKERMES, INC                              2,881
     200       ALLERGAN, INC                             22,000
     100       ALPHARMA, INC (CLASS A)                    3,531
     200   -   ALZA CORP                                  8,562
   6,641       AMERICAN HOME PRODUCTS CORP              275,601
   1,300   -   AMGEN, INC                               105,950
     100   -   ANDRX CORP                                 5,853
     700       AVON PRODUCTS, INC                        17,368
     100   -   BIO-TECHNOLOGY GENERAL CORP                  959
     400   -   BIOGEN, INC                               31,525
   7,298       BRISTOL-MYERS SQUIBB CO                  492,615
     100       CABOT CORP                                 2,375
     400   -   CAREMARK RX, INC                           2,250
     100   -   CELL PATHWAYS, INC                           962
     200   -   CENTOCOR, INC                             11,712
     100   -   CEPHALON, INC                              1,796
     100   -   CHIREX, INC                                2,581
     100   -   CHIRON CORP                                2,768
     100       CHURCH & DWIGHT CO, INC                    2,500
     100       CK WITCO CORP                              1,456
     600       CLOROX CO                                 22,950
   1,500       COLGATE PALMOLIVE CO                      68,625
     100   -   CYGNUS, INC                                1,121
     100       DIAGNOSTIC PRODUCTS CORP                   2,681
     200       DIAL CORP                                  5,100
     200       ECOLAB, INC                                6,825
  10,008   -   ELAN CORP PLC ADR                        335,893
     100   -   ENZON, INC                                 3,050
     100       FERRO CORP                                 2,131
     200   -   FOREST LABORATORIES, INC                   8,425
     100   -   GENZYME CORP (GENERAL DIVISION)            4,506
      17   -   GENZYME SURGICAL PRODUCTS                     95
     100   -   GILEAD SCIENCES, INC                       6,418
     300   -   GRACE W.R. & CO                            4,818
   3,595   -   GUILFORD PHARMACEUTICALS, INC             54,823
     100       ICN PHARMACEUTICALS, INC                   1,718
     100   -   ICOS CORP                                  2,950

 SHARES                                                VALUE
     100   -   IDEC PHARMACEUTICALS CORP            $     9,403
     100   -   IMCLONE SYSTEMS, INC                       3,325
     200   -   IMMUNEX CORP                               8,675
     100   -   IVAX CORP                                  1,650
   3,692       JOHNSON & JOHNSON CO                     339,202
     100       JONES PHARMACEUTICAL, INC                  3,296
     100   -   KING PHARMACEUTICALS, INC                  3,500
     200       LAUDER (ESTEE) CO (CLASS A)                7,812
     100   -   LIGAND PHARMACEUTICALS CO (CLASS A)          762
   4,476       LILLY (ELI) & CO                         286,464
     100   -   LIPOSOME CO, INC                             760
     100   -   MEDCO RESEARCH, INC                        2,493
     100   -   MEDICIS PHARMACEUTICAL CORP (CLASS
                 A)                                       2,850
     100   -   MEDIMMUNE, INC                             9,965
  10,405       MERCK & CO, INC                          674,374
     100   -   MILLENNIUM PHARMACEUTICALS, INC            6,500
   1,600       MONSANTO CO                               57,100
     200       MYLAN LABORATORIES, INC                    3,675
     100   -   ORGANOGENESIS, INC                           743
  11,468       PFIZER, INC                              412,131
   4,071       PROCTER & GAMBLE CO                      381,656
     100   -   REXALL SUNDOWN, INC                        1,231
     100   -   SAFESCIENCE, INC                           1,587
     200   -   SCHEIN PHARMACEUTICAL, INC                 1,875
   9,597       SCHERING-PLOUGH CORP                     418,669
     100   -   SCOTTS CO (CLASS A)                        3,462
     100   -   SEPRACOR, INC                              7,550
     100   -   TECHNE CORP                                3,137
     100   -   THERAGENICS CORP                           1,275
     100   -   TRANSKARYOTIC THERAPIES, INC               5,137
     100   -   TRIANGLE PHARMACEUTICALS, INC              1,925
     100   -   TWINLAB CORP                                 887
     100       VALSPAR CORP                               3,268
      33   -   VENTIV HEALTH, INC                           325
   3,569       WARNER-LAMBERT CO                        236,892
     200   -   WATSON PHARMACEUTICALS, INC                6,112
     100       WEST PHARMACEUTICAL SERVICES               3,793
                                                    -----------
                                                      4,566,740
                                                    -----------
COMMUNICATIONS -- 13.45%
     224   -   ACME COMMUNICATIONS, INC                   6,944
     100   -   ADELPHIA COMMUNICATIONS CORP
                 (CLASS A)                                5,881
     100   -   ADVANCED RADIO TELECOM CORP                1,262
     100       ALLEGIANCE TELECOM, INC                    5,262
     300       ALLTEL CORP                               21,112
   5,845   -   AMFM, INC                                355,814
   4,288       AT & T CORP                              186,528
   6,300   -   AT & T CORP-LIBERTY MEDIA GROUP
                 (CLASS A)                              233,887
     200   -   CABLEVISION SYSTEMS CORP (CLASS A)        14,550
     100   -   CAPROCK COMMUNICATIONS CORP                2,325
   9,482   -   CBS CORP                                 438,542
     300       CINCINNATI BELL, INC                       5,831
   5,914   -   CLEAR CHANNEL COMMUNICATIONS, INC        472,380
   1,900       COMCAST CORP (CLASS A) SPECIAL            75,762
     100   -   CONCENTRIC NETWORK CORP                    2,031

See notes to financial statements                        1999 ANNUAL REPORT   33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMUNICATIONS -- (CONTINUED)
     100   -   COVAD COMMUNICATIONS GROUP           $     4,359
      46   -   COX COMMUNICATIONS, INC (CLASS A)          1,920
     100   -   CUMULUS MEDIA, INC                         3,268
     100   -   E.SPIRE COMMUNICATIONS, INC                  725
   4,210       ERICSSON TELEFON (LM) SERIES B ADR       131,562
     200   -   EXODUS COMMUNICATIONS, INC                14,412
     300   -   FOX ENTERTAINMENT GROUP, INC               6,337
     820   -   GLOBAL CROSSING LTD                       21,730
     400   -   GLOBAL TELESYSTEMS GROUP, INC              7,887
     100   -   HEARST-ARGYLE TELEVISION, INC              2,150
     100   -   HISPANIC BROADCASTING CORP                 7,612
     100   -   ICG COMMUNICATIONS, INC                    1,556
     500   -   INFINITY BROADCASTING CORP
                 (CLASS A)                               14,656
     100   -   INTERMEDIA COMMUNICATIONS, INC             2,175
     100   -   INTERNATIONAL FIBERCOM, INC                  525
     100   -   ITC DELTACOM, INC                          2,750
     100   -   IXC COMMUNICATIONS, INC                    3,943
     100   -   LATITUDE COMMUNICATIONS, INC               2,918
     700   -   LEVEL 3 COMMUNICATIONS, INC               36,553
  11,874       LUCENT TECHNOLOGIES, INC                 770,325
   8,719   -   MCI WORLDCOM, INC                        626,678
     200   -   MCLEODUSA, INC (CLASS A)                   8,512
     200   -   MEDIA ONE GROUP, INC                      13,662
     217   -   METROMEDIA FIBER NETWORK (CLASS A)         5,316
     100   -   NETWORK EVENT THEATER, INC                 2,237
     400   -   NEXTEL COMMUNICATIONS, INC
                 (CLASS A)                               27,125
     200   -   NEXTLINK COMMUNICATIONS, INC              10,368
     100       NORTH PITTSBURGH SYSTEMS, INC              1,825
     200   -   NTL, INC                                  19,218
   1,782   -   OMNIPOINT CORP                            99,569
     100   -   PAGEMART WIRELESS, INC (CLASS A)             600
     500   -   PAGING NETWORK, INC                          515
     100   -   POWERTEL, INC                              5,506
     100   -   PREMIERE TECHNOLOGIES, INC                   593
     100   -   PRICE COMMUNICATIONS CORP                  2,506
     100   -   PRIMUS TELECOMMUNICATIONS GROUP,
                 INC                                      2,100
     300   -   QWEST COMMUNICATIONS
                 INTERNATIONAL, INC                       8,868
     100   -   RCN CORP                                   4,100
     200   -   RHYTHMS NETCONNECTIONS, INC                6,900
     100   -   SAGA COMMUNICATIONS, INC (CLASS A)         2,300
   4,343       SBC COMMUNICATIONS, INC                  221,764
     200   -   SKYTEL COMMUNICATIONS, INC                 3,662
     100   -   SPRINT CORP (PCS GROUP)                    7,456
     100   -   STAR TELECOMMUNICATIONS, INC                 540
     100   -   TALK.COM, INC                              1,290
     100   -   TELIGENT, INC                              4,968
     210   -   TIVO, INC                                  6,286
     100   -   TV GUIDE, INC                              3,912
     700   -   U.S. WEST, INC                            39,943
     100   -   UNITEDGLOBALCOM, INC (CLASS A)             7,162
     200   -   UNIVISION COMMUNICATIONS, INC             16,275
     700   -   VIACOM, INC (CLASS B)                     29,575
   1,200   -   VIATEL, INC                               35,475
     100   -   WAVO CORP                                    443

 SHARES                                                VALUE
     200   -   WESTERN WIRELESS CORP (CLASS A)      $     8,968
     100   -   WINSTAR COMMUNICATIONS, INC                3,906
                                                    -----------
                                                      4,105,597
                                                    -----------
DEPOSITORY INSTITUTIONS -- 0.74%
     400       CAPITOL FEDERAL FINANCIAL                  3,987
     200       CHITTENDEN CORP                            5,700
     100       COMMUNITY FIRST BANKSHARES, INC            1,687
     450   -   CONCORD EFS, INC                           9,281
     500       FIFTH THIRD BANCORP                       30,421
   1,600       FIRSTAR CORP                              41,000
     400       HUDSON UNITED BANCORP                     12,325
     100       INDEPENDENCE COMMUNITY BANK CORP           1,193
   2,000       MBNA CORP                                 45,625
     100   -   NETBANK, INC                               2,212
     400       PROVIDIAN FINANCIAL CORP                  31,675
     100       SHORELINE FINANCIAL CORP                   2,068
     200       SKY FINANCIAL GROUP, INC                   4,700
     100       STATE STREET CORP                          6,462
     100       SYNOVUS FINANCIAL CORP                     1,868
     100   -   TELEBANC FINANCIAL CORP                    2,300
     100       TEXAS REGIONAL BANCSHARES, INC
                 (CLASS A)                                2,475
     100       U.S. TRUST CORP                            8,037
     100       UNITED NATIONAL BANCORP                    2,325
     200       WESTAMERICA BANCORP                        6,050
     100       ZIONS BANCORP                              5,512
                                                    -----------
                                                        226,903
                                                    -----------
EATING AND DRINKING PLACES -- 0.35%
     100   -   APPLEBEES INTERNATIONAL, INC               3,368
     150   -   CEC ENTERTAINMENT, INC                     5,381
     100   -   FOODMAKER, INC                             2,493
     100       MARRIOTT INTERNATIONAL (CLASS A)           3,268
   1,600       MCDONALD'S CORP                           68,800
     100   -   OUTBACK STEAKHOUSE, INC                    2,546
     100   -   PAPA JOHNS INTERNATIONAL, INC              4,125
     100   -   SONIC CORP                                 3,043
     200   -   TRICON GLOBAL RESTAURANTS, INC             8,187
     100   -   U.S. FOODSERVICE, INC                      1,800
     100       VIAD CORP                                  2,950
                                                    -----------
                                                        105,961
                                                    -----------
EDUCATIONAL SERVICES -- 0.03%
     100   -   APOLLO GROUP, INC (CLASS A)                2,112
     300   -   DEVRY, INC                                 6,000
     100   -   EDUCATION MANAGEMENT CORP                  1,237
                                                    -----------
                                                          9,349
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 0.27%
     300   -   AES CORP                                  17,700
     400   -   ALLIED WASTE INDUSTRIES, INC               4,675
     100       BLACK HILLS CORP                           2,331
     100   -   CASELLA WASTE SYSTEMS, INC
                 (CLASS A)                                1,668
     100   -   NEWPARK RESOURCES, INC                       775
      71   -   REPUBLIC SERVICES, INC (CLASS A)             772
     100       SEMCO ENERGY, INC                          1,393

 34  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRIC, GAS, AND SANITARY SERVICES -- (CONTINUED)
     200   -   STERICYCLE, INC                      $     2,937
     100   -   WASTE INDUSTRIES, INC                      1,331
   1,000   -   WASTE MANAGEMENT, INC                     19,250
     800       WILLIAMS COS, INC                         29,950
                                                    -----------
                                                         82,782
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT -- 14.77%
     100   -   ACTEL CORP                                 1,900
     100   -   ACTV, INC                                  1,393
     400   -   ADC TELECOMMUNICATIONS, INC               16,775
     200   -   ADVANCED FIBRE COMMUNICATIONS              4,450
     100   -   AEROFLEX, INC                              1,218
     400   -   ALTERA CORP                               17,350
     200   -   AMERICAN POWER CONVERSION CORP             3,800
     200   -   AMERICAN SUPERCONDUCTOR CORP               3,075
     100   -   AMERICAN TOWER SYSTEMS (CLASS A)           1,956
     200       AMETEK, INC                                3,962
     300   -   AMKOR TECHNOLOGY, INC                      4,837
     100   -   AMPHENOL CORP (CLASS A)                    4,956
     100   -   ANADIGICS, INC                             2,812
   3,759   -   ANALOG DEVICES, INC                      192,648
     100   -   ANCOR COMMUNICATIONS, INC                  2,425
     200   -   ANDREW CORP                                3,475
     100   -   APPLIED MICRO CIRCUITS CORP                5,700
     100   -   ARTESYN TECHNOLOGIES, INC                  1,896
     100   -   ASPECT TELECOMMUNICATIONS CORP             1,696
     100   -   ATMEL CORP                                 3,381
     200       BMC INDUSTRIES, INC                        2,462
     100   -   BROADCOM CORP (CLASS A)                   10,900
     100   -   BURR BROWN CORP                            3,950
     100   -   C-COR.NET CORP                             3,037
     100   -   CELLNET DATA SYSTEMS, INC                    393
     300   -   CIENA CORP                                10,950
     100   -   COMMSCOPE, INC                             3,250
     200   -   COMVERSE TECHNOLOGY, INC                  18,862
     200   -   CONEXANT SYSTEMS, INC                     14,531
     100   -   CREE RESEARCH, INC                         3,393
     100       CTS CORP                                   5,750
     100   -   CYPRESS SEMICONDUCTOR CORP                 2,150
     100       DALLAS SEMICONDUCTOR CORP                  5,343
     100   -   DIGITAL MICROWAVE CORP                     1,568
     100   -   DII GROUP, INC                             3,518
     100   -   DSP COMMUNICATIONS, INC                    1,900
     100   -   E-TEK DYNAMICS, INC                        5,425
     100   -   ECHOSTAR COMMUNICATIONS CORP
                 (CLASS A)                                9,081
     100   -   EMCORE CORP                                1,387
     100   -   EXECUTONE INFORMATION SYSTEMS, INC           300
  13,342       GENERAL ELECTRIC CO                    1,581,860
     300   -   GENERAL INSTRUMENT CORP                   14,437
     100       HELIX TECHNOLOGY CORP                      3,325
  18,731       INTEL CORP                             1,391,947
     100       INTER-TEL, INC                             1,775
     200   -   INTERDIGITAL COMMUNICATIONS CORP           1,100

 SHARES                                                VALUE
     100   -   INTERNATIONAL RECTIFIER CORP         $     1,525
     100   -   INTERVOICE-BRITE, INC                      1,106
     100   -   JABIL CIRCUIT, INC                         4,950
     200   -   JDS UNIPHASE CORP                         22,762
     100   -   KOMAG, INC                                   300
     100   -   KOPIN CORP                                 2,775
     100   -   L-3 COMMUNICATIONS HOLDINGS, INC           3,775
     200   -   LATTICE SEMICONDUCTOR CORP                 5,937
     590       LINEAR TECHNOLOGY CO                      34,680
     100   -   LITTLEFUSE, INC                            2,225
     100       LSI INDUSTRIES, INC                        2,287
     856   -   LSI LOGIC CORP                            44,084
     300   -   MAXIM INTEGRATED PRODUCTS                 18,928
     100   -   MAXWELL TECHNOLOGIES, INC                  1,313
     300       MAYTAG CO                                  9,993
     100       METHODE ELECTRONICS, INC (CLASS A)         1,887
     100   -   MICREL, INC                                4,337
     100   -   MICROCHIP TECHNOLOGY, INC                  5,137
     100   -   MICRON TECHNOLOGY, INC                     6,656
     100   -   MMC NETWORKS, INC                          3,118
     500       MOTOROLA, INC                             44,000
     100   -   NEOMAGIC CORP                                775
   1,188   -   NOKIA OYJ ADR                            106,697
     100   -   NVIDIA CORP                                1,925
     100   -   PAIRGAIN TECHNOLOGIES, INC                 1,275
     100   -   PARKERVISION, INC                          2,412
     100       PITTWAY CORP (CLASS A)                     3,150
     100   -   PLANTRONICS, INC                           4,975
     200   -   PMC-SIERRA, INC                           18,500
     100   -   QLOGIC CORP                                6,987
     400   -   QUALCOMM, INC                             75,675
     100   -   RAYOVAC CORP                               2,162
     100   -   READ RITE CORP                               440
     100   -   RF MICRO DEVICES, INC                      4,575
     100   -   S3, INC                                    1,043
     100   -   SANMINA CORP                               7,737
     100   -   SAWTEK, INC                                3,500
     100   -   SCI SYSTEMS, INC                           4,443
     200       SCIENTIFIC-ATLANTA, INC                    9,912
     100   -   SEMTECH CORP                               3,662
     100   -   SIPEX CORP                                 1,431
     100   -   SMART MODULAR TECHNOLOGIES, INC            3,406
     500   -   SOLECTRON CORP                            35,906
     100       TECHNITROL, INC                            3,525
     100   -   TEKELEC                                    1,381
     800   -   TELLABS, INC                              45,550
   5,071       TEXAS INSTRUMENTS, INC                   417,089
     100   -   TITAN CORP                                 1,437
     100   -   TRANSWITCH CORP                            5,700
     100   -   TRIQUINT SEMICONDUCTOR, INC                5,718
     100   -   VICOR CORP                                 2,268
     200   -   VITESSE SEMICONDUCTOR CORP                17,075
     100   -   WORLD ACCESS, INC                          1,118
   1,616   -   XILINX, INC                              105,898
                                                    -----------
                                                      4,511,421
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ENGINEERING AND MANAGEMENT SERVICES -- 0.11%
     100   -   CATALYTICA, INC                      $     1,500
     100   -   COVANCE, INC                                 968
     100   -   GARTNER GROUP, INC (CLASS A)               1,593
     100   -   NAVIGANT CONSULTING CO                     4,637
     150   -   PROFIT RECOVERY GROUP
                 INTERNATIONAL, INC                       6,694
     200   -   QUINTILES TRANSNATIONAL CORP               3,806
     600       SERVICEMASTER CO                           9,637
     100   -   TETRA TECH, INC                            1,668
     100   -   VALENCE TECHNOLOGY, INC                      468
     100   -   WHITTMAN HART, INC                         3,878
                                                    -----------
                                                         34,849
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.39%
     100       CHART INDUSTRIES, INC                        493
   3,417       GILLETTE CO                              115,964
     100   -   TOWER AUTOMOTIVE, INC                      1,981
     100   -   U.S. CAN CORP                              2,043
                                                    -----------
                                                        120,481
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 2.04%
     300       ANHEUSER BUSCH COS, INC                   21,018
     300       BESTFOODS, INC                            14,550
     300       CAMPBELL SOUP CO                          11,737
   6,568       COCA COLA CO                             315,674
     600       COCA COLA ENTERPRISES, INC                13,537
     100   -   DEL MONTE FOODS CO                         1,412
     100       EARTHGRAINS CO                             2,212
     100       FLOWERS INDUSTRIES, INC                    1,356
     200       GENERAL MILLS, INC                        16,225
     200       HEINZ (H.J.) CO                            8,600
     300   -   INTERNATIONAL HOME FOODS, INC              5,250
     200   -   KEEBLER FOODS CO                           5,975
     200       KELLOGG CO                                 7,487
     100       LANCE, INC                                 1,306
     400       PEPSI BOTTLING GROUP, INC                  6,825
   3,800       PEPSICO, INC                             114,950
     200       QUAKER OATS CO                            12,375
   2,200       SARA LEE CORP                             51,562
     100   -   SMITHFIELD FOODS, INC                      2,675
     100       TOOTSIE ROLL INDUSTRIES, INC               3,287
     100   -   UNIVERSAL FOODS CORP                       2,293
     100       WHITMAN CORP                               1,425
                                                    -----------
                                                        621,731
                                                    -----------
FOOD STORES -- 0.98%
     100       ALBERTSONS, INC                            3,956
   2,100   -   KROGER CO                                 46,331
   6,055   -   SAFEWAY, INC                             230,468
     400   -   STARBUCKS CORP                             9,912
     100   -   WHOLE FOODS MARKET, INC                    3,271
     100   -   WILD OATS MARKETS, INC                     3,950
                                                    -----------
                                                        297,888
                                                    -----------

 SHARES                                                VALUE
FURNITURE AND FIXTURES -- 0.03%
     100       ETHAN ALLEN INTERIORS, INC           $     3,181
     100   -   FURNITURE BRANDS INTERNATIONAL, INC        1,968
     200       MILLER (HERMAN), INC                       4,781
     100   -   SELECT COMFORT CORP                          693
                                                    -----------
                                                         10,623
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.78%
     300   -   BED BATH & BEYOND, INC                    10,481
     400   -   BEST BUY, INC                             24,825
     100   -   CDNOW, INC                                 1,243
     400       CIRCUIT CITY STORES-CIRCUIT CITY
                 GROUP                                   16,875
     100   -   COMPUSA, INC                                 612
     100   -   EGGHEAD.COM, INC                             700
     100   -   LINENS N THINGS, INC                       3,375
     100   -   MUSICLAND STORES CORP                        875
     200       PIER 1 IMPORTS, INC                        1,350
   3,260       TANDY CORP                               168,501
     100   -   TWEETER HOME ENTERTAINMENT GROUP,
                 INC                                      3,737
     100   -   WILLIAMS-SONOMA, INC                       4,856
                                                    -----------
                                                        237,430
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.04%
     100       CENTEX CORP                                2,956
     100   -   NVR, INC                                   5,050
     200       STANDARD-PACIFIC CORP                      2,050
     100   -   TOLL BROTHERS, INC                         1,906
                                                    -----------
                                                         11,962
                                                    -----------
GENERAL MERCHANDISE STORES -- 1.55%
     100   -   AMES DEPARTMENT STORES, INC                3,187
     100       CASEYS GENERAL STORES, INC                 1,340
     100   -   CONSOLIDATED STORES CORP                   2,206
     400   -   COSTCO WHOLESALE CORP                     28,800
     900       DAYTON HUDSON CORP                        54,056
     300       DOLLAR GENERAL CORP                        9,262
     200   -   DOLLAR TREE STORES, INC                    7,987
     100   -   FACTORY 2-U STORES, INC                    2,988
     300       FAMILY DOLLAR STORES, INC                  6,337
     400   -   KOHLS CORP                                26,450
     100   -   SAKS, INC                                  1,518
     100   -   VALUE CITY DEPARTMENT STORES, INC          1,500
   6,900       WAL-MART STORES, INC                     328,181
                                                    -----------
                                                        473,812
                                                    -----------
HEALTH SERVICES -- 0.12%
     200   -   CAREMATRIX CORP                            1,037
     100   -   EXPRESS SCRIPTS, INC                       7,825
     775   -   HEALTH MANAGEMENT ASSOCIATES, INC
                 (CLASS A) NEW                            5,715
     600   -   HEALTHSOUTH CORP                           3,637
     100       HOOPER HOLMES, INC                         2,562
     100   -   LASER VISION CENTERS, INC                  1,403
     100   -   LCA-VISION, INC                              531
     100   -   LIFEPOINT HOSPITALS, INC                     868
     100   -   LINCARE HOLDINGS, INC                      2,665

 36  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
HEALTH SERVICES -- (CONTINUED)
     100   -   ORTHODONTIC CENTERS OF AMERICA, INC  $     1,750
     200   -   PHYCOR, INC                                  875
     100   -   RENAL CARE GROUP, INC                      2,190
     200   -   TOTAL RENAL CARE HOLDINGS, INC             1,487
     100   -   UNILAB CORP                                  568
     100   -   UNITED PAYORS & UNITED PROVIDERS,
                 INC                                      1,762
     100   -   US ONCOLOGY, INC                             906
                                                    -----------
                                                         35,781
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.02%
     100   -   DYCOM INDUSTRIES, INC                      4,218
     100   -   INSITUFORM TECHNOLOGIES, INC
                 (CLASS A)                                2,500
                                                    -----------
                                                          6,718
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.05%
     100       BOSTON PROPERTIES, INC                     3,068
     100       COUSINS PROPERTIES, INC                    3,393
     100       GETTY REALTY HOLDINGS CORP                 1,350
     400       MEDITRUST CORP PAIRED                      3,400
     100       PENNSYLVANIA REAL ESTATE INVESTMENT
                 TRUST                                    1,887
     100       STARWOOD FINANCIAL TRUST                   2,793
                                                    -----------
                                                         15,891
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.03%
     100   -   CHOICE HOTELS INTERNATIONAL, INC           1,712
     200   -   EXTENDED STAY AMERICA, INC                 1,800
     300       HILTON HOTELS CORP                         2,962
     100       STARWOOD HOTELS & RESORTS WORLDWIDE        2,231
     100   -   SUNTERRA CORP                              1,187
                                                    -----------
                                                          9,892
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 16.78%
     600   -   3COM CORP                                 17,250
     200   -   3DFX INTERACTIVE, INC                      1,650
     200   -   A S V, INC                                 2,925
     200   -   ADAPTEC, INC                               7,937
   1,000   -   APPLIED MATERIALS, INC                    77,875
     100       APPLIED POWER, INC (CLASS A)               3,037
     100   -   ATMI, INC                                  3,731
     200       BLACK & DECKER CORP                        9,137
     100   -   C-CUBE MICROSYSTEMS, INC                   4,350
  16,032   -   CISCO SYSTEMS, INC                     1,099,194
   6,846       COMPAQ COMPUTER CORP                     157,030
     100   -   CONCURRENT COMPUTER CORP                     681
     100   -   CYBEX COMPUTER PRODUCTS CORP               3,337
  11,316   -   DELL COMPUTER CORP                       473,150
     100   -   DRIL-QUIP, INC                             2,556
     100   -   ELECTRO SCIENTIFIC INDUSTRIES, INC         5,328
     100   -   ELECTROGLAS, INC                           2,337
   8,420   -   EMC CORP                                 601,503
     100   -   ETEC SYSTEMS, INC                          3,762
     100   -   EXTREME NETWORKS, INC                      6,331
     100   -   FSI INTERNATIONAL, INC                       825
     400   -   GATEWAY, INC                              17,775
     100   -   GLOBAL IMAGING SYSTEMS, INC                1,488

 SHARES                                                VALUE
     100       GRACO, INC                           $     3,281
   2,710       HEWLETT-PACKARD CO                       249,320
   3,700       INTERNATIONAL BUSINESS MACHINES
                 CORP                                   449,087
     600   -   IOMEGA CORP                                2,025
     100   -   KRONOS, INC                                3,668
     100   -   LAM RESEARCH CORP                          6,100
     300   -   LEXMARK INTERNATIONAL GROUP
                 (CLASS A)                               24,150
     200   -   MAXTOR CORP                                1,318
     100   -   MICROS SYSTEMS, INC                        4,050
     100   -   MTI TECHNOLOGY CORP                        2,306
     100   -   NATIONAL INSTRUMENTS CORP                  3,534
   2,000   -   NOVELLUS SYSTEMS, INC                    134,875
     600       PITNEY BOWES, INC                         36,562
      50   -   QUANTUM CORP -HARD DISK DRIVE                371
     100       ROPER INDUSTRIES, INC                      3,825
     100   -   SANDISK CORP                               6,518
     100   -   SEAGATE TECHNOLOGY, INC                    3,081
     200   -   SILICON VALLEY GROUP, INC                  2,362
     100   -   SMITH INTERNATIONAL, INC                   4,050
     100   -   SPECIALTY EQUIPMENT COS, INC               2,525
     200       SYMBOL TECHNOLOGIES, INC                   6,725
     100   -   TEREX CORP                                 3,150
  14,377       TYCO INTERNATIONAL LTD                 1,484,425
   3,856   -   UNISYS CORP                              174,002
     100   -   WESTERN DIGITAL CORP                         375
     100   -   XIRCOM, INC                                4,268
     100   -   ZEBRA TECHNOLOGY CORP                      4,546
                                                    -----------
                                                      5,123,688
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.98%
     200       BAXTER INTERNATIONAL, INC                 12,050
     100       BECKMAN COULTER, INC                       4,512
     400       BECTON DICKINSON & CO                     11,225
     300   -   BIOMET, INC                                7,893
     700   -   BOSTON SCIENTIFIC CORP                    17,281
     300   -   BRITESMILE, INC                            2,906
     100   -   COGNEX CORP                                3,018
     100       COOPER COS, INC                            3,087
     100   -   CREDENCE SYSTEMS CORP                      4,487
     100   -   CYMER, INC                                 3,468
     100       DENTSPLY INTERNATIONAL, INC                2,275
     100   -   FOSSIL, INC                                2,706
     100   -   GENRAD, INC                                1,912
   1,571   -   GUIDANT CORP                              84,244
     100   -   KLA-TENCOR CORP                            6,500
     100   -   LTX CORP                                   1,368
     100   -   MECHANICAL TECHNOLOGY, INC                 3,556
   6,064       MEDTRONIC, INC                           215,272
     100       MENTOR CORP                                2,850
     100   -   METTLER-TOLEDO INTERNATIONAL, INC          2,962
     100       MILLIPORE CORP                             3,756
     100   -   MOLECULAR DEVICES CORP                     2,750
     100   -   NOVOSTE CORP                               1,784
     200       PE CORP-PE BIOSYSTEMS GROUP               14,450
     200   -   SABRATEK CORP                                562
     100   -   SCOTT TECHNOLOGIES, INC                    1,975
     100   -   ST. JUDE MEDICAL, INC                      3,150

See notes to financial statements                        1999 ANNUAL REPORT   37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
INSTRUMENTS AND RELATED
  PRODUCTS -- (CONTINUED)
     100   -   STERIS CORP                          $     1,375
     100   -   STRYKER CORP                               5,112
     100   -   SUMMIT TECHNOLOGY, INC                     1,831
     100   -   SUNRISE TECHNOLOGY INTERNATIONAL
                 INC                                        471
     200   -   SYBRON INTERNATIONAL CORP                  5,375
     400   -   TERADYNE, INC                             14,100
     100   -   TRIMBLE NAVIGATION LTD                     1,068
     100   -   VISX, INC                                  7,909
     100   -   WATERS CORP                                6,056
     100   -   WESLEY JESSEN VISIONCARE, INC              3,118
   3,220       XEROX CORP                               135,038
                                                    -----------
                                                        603,452
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.01%
     100   -   CRAWFORD & CO (CLASS B)                    1,431
     100   -   FIRST HEALTH GROUP CORP                    2,243
                                                    -----------
                                                          3,674
                                                    -----------
INSURANCE CARRIERS -- 0.77%
     100       AFLAC, INC                                 4,187
     450       AMERICAN INTERNATIONAL GROUP, INC         39,121
   3,927       CITIGROUP, INC                           172,788
     100       HARTFORD LIFE, INC (CLASS A)               4,925
     300   -   OXFORD HEALTH PLANS, INC                   3,750
     100       RADIAN GROUP, INC                          4,293
     100   -   TRIAD GUARANTY, INC                        1,687
     100       UNITED HEALTHCARE CORP                     4,868
                                                    -----------
                                                        235,619
                                                    -----------
LEATHER AND LEATHER PRODUCTS -- 0.00%
     100       STRIDE RITE CORP                             700
                                                    -----------
LEGAL SERVICES -- 0.01%
     100   -   PREPAID LEGAL SERVICES, INC                3,937
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.02%
     100   -   CHAMPION ENTERPRISES, INC                    900
     700       CLAYTON HOMES, INC                         6,081
                                                    -----------
                                                          6,981
                                                    -----------
METAL MINING -- 0.03%
     600   -   FREEPORT-MCMORAN COPPER & GOLD, INC
                 (CLASS B)                                9,337
                                                    -----------
MISCELLANEOUS MANUFACTURING
  INDUSTRIES -- 0.06%
     100   -   BLYTH INDUSTRIES, INC                      2,806
     100       CALLAWAY GOLF CO                           1,218
     100       INTERNATIONAL GAME TECHNOLOGY CO           1,800
     100       JOSTENS, INC                               1,912
     500       MATTEL, INC                                9,500
     100   -   WMS INDUSTRIES, INC                        1,162
                                                    -----------
                                                         18,398
                                                    -----------

 SHARES                                                VALUE
MISCELLANEOUS RETAIL -- 0.65%
     400   -   AMAZON.COM, INC                      $    31,900
     100   -   BARNES & NOBLE, INC                        2,600
     100   -   BORDERS GROUP, INC                         1,468
     100   -   CDW COMPUTER CENTERS, INC                  4,887
   1,000       CVS CORP                                  40,812
     100   -   FATBRAIN.COM, INC                          1,493
     200   -   HANOVER DIRECT, INC                          512
     100   -   INSIGHT ENTERPRISES, INC                   3,250
     100   -   MICHAELS STORES, INC                       2,950
     700   -   OFFICE DEPOT, INC                          7,131
     100   -   OFFICEMAX, INC                               581
     100       OMNICARE, INC                                962
     100   -   PETSMART, INC                                371
     100   -   SCHEIN (HENRY), INC                        1,425
   1,100   -   STAPLES, INC                              23,993
     100   -   SUNGLASS HUT INTERNATIONAL, INC            1,056
     100       TIFFANY & CO                               5,993
   2,600       WALGREEN CO                               65,975
                                                    -----------
                                                        197,359
                                                    -----------
MOTION PICTURES -- 0.65%
     100   -   AMC ENTERTAINMENT, INC                     1,393
     800   -   DISNEY (WALT) CO                          20,700
     100   -   HOLLYWOOD ENTERTAINMENT CORP               1,500
   2,900       TIME WARNER, INC                         176,175
                                                    -----------
                                                        199,768
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 1.12%
     600       AMERICAN EXPRESS CO                       80,775
     200   -   AMERICREDIT CORP                           2,987
   3,975       ASSOCIATES FIRST CAPITAL CORP            143,100
     500       CAPITAL ONE FINANCIAL CORP                19,500
     100       DORAL FINANCIAL CORP                       1,337
     200       FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION                             12,537
     300   -   FINET.COM, INC                               909
   1,100       FREDDIE MAC                               57,200
     100       HOUSEHOLD INTERNATIONAL, INC               4,012
     200       METRIS COS, INC                            5,887
     300       SLM HOLDINGS CORP                         12,900
                                                    -----------
                                                        341,144
                                                    -----------
NONMETALLIC MINERALS, EXCEPT FUELS -- 0.02%
     400       AMCOL INTERNATIONAL CORP                   5,900
                                                    -----------
OIL AND GAS EXTRACTION -- 0.23%
     100       ANADARKO PETROLEUM CORP                    3,056
     100       APACHE CORP                                4,318
     100       BERRY PETROLEUM CO (CLASS A)               1,356
     100   -   BROWN (TOM), INC                           1,475
     400       CHESAPEAKE ENERGY CORP                     1,550
     200       CROSS TIMBERS OIL CO                       2,700
     100   -   DEVON ENERGY CORP (NEW)                    4,143
     100       DIAMOND OFFSHORE DRILLING, INC             3,337
     100       ENSCO INTERNATIONAL, INC                   1,806
     200   -   EVERGREEN RESOURCES, INC                   4,813
     100   -   FOREST OIL CORP                            1,706

 38  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OIL AND GAS EXTRACTION -- (CONTINUED)
     100   -   GLOBAL INDUSTRIES LTD                $       812
     200   -   GLOBAL MARINE, INC                         3,287
     200   -   GREY WOLF, INC                               600
     500       HALLIBURTON CO                            20,500
     100   -   MERIDIAN RESOURCE CORP                       475
     200   -   NOBLE DRILLING CORP                        4,375
     100       POGO PRODUCING CO                          2,075
     100   -   R & B FALCON CORP                          1,312
     100   -   SYNTROLEUM CORP                              706
     100   -   TRANSMONTAIGNE, INC                        1,500
     100       TRANSOCEAN OFFSHORE, INC                   3,062
     100   -   VINTAGE PETROLEUM, INC                     1,350
                                                    -----------
                                                         70,314
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.21%
     200       AVERY DENNISON CORP                       10,550
     100   -   BUCKEYE TECHNOLOGIES, INC                  1,568
     500       FORT JAMES CORP                           13,343
     100   -   GAYLORD CONTAINER CO                         712
     700       KIMBERLY-CLARK CORP                       36,750
     100   -   MAIL-WELL, INC                             1,387
                                                    -----------
                                                         64,310
                                                    -----------
PERSONAL SERVICES -- 0.06%
     100       BLOCK (H&R), INC                           4,343
     100   -   CARRIAGE SERVICES, INC (CLASS A)             843
     200       CINTAS CORP                               11,562
     200   -   COINSTAR, INC                              1,987
                                                    -----------
                                                         18,735
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 0.03%
     100       ELCOR CORP                                 2,500
     100   -   FRONTIER OIL CORP                            681
     100       USX-MARATHON GROUP, INC                    2,925
     100       WD-40 CO                                   2,340
                                                    -----------
                                                          8,446
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.04%
     200   -   ALPINE GROUP, INC                          2,587
     100   -   ARMCO, INC                                   700
     100       BELDEN, INC                                2,050
     200   -   OPTICAL CABLE CORP                         2,200
     100   -   QUANEX CORP                                2,562
     100   -   STEEL DYNAMICS, INC                        1,568
                                                    -----------
                                                         11,667
                                                    -----------
PRINTING AND PUBLISHING -- 0.13%
     100       CENTRAL NEWSPAPERS, INC (CLASS A)          4,450
     100       DOW JONES & CO, INC                        5,337
     100       HARLAND (JOHN H.) CO                       1,943
     100   -   JOURNAL REGISTER CO                        1,375
     200       LEE ENTERPRISES, INC                       5,475
     100       MEREDITH CORP                              3,631
     100       NEW ENGLAND BUSINESS SERVICES, INC         2,856
     200   -   PRIMEDIA, INC                              2,800
     100       TIMES MIRROR CO SERIES A                   6,581

 SHARES                                                VALUE
     100   -   TOPPS, INC                           $       750
     200       WILEY (JOHN) & SONS, INC (CLASS A)         3,137
                                                    -----------
                                                         38,335
                                                    -----------
RAILROAD TRANSPORTATION -- 0.03%
     200       KANSAS CITY SOUTHERN INDUSTRIES,
                 INC                                      9,287
                                                    -----------
REAL ESTATE -- 0.02%
     100   -   CATELLUS DEVELOPMENT CORP                  1,175
     100   -   FAIRFIELD COMMUNITIES, INC                 1,093
     100   -   JONES LANG LA SALLE                        1,612
     100   -   TRAMMELL CROW CO                           1,325
                                                    -----------
                                                          5,205
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.70%
     100       FURON CO                                   2,493
     400       ILLINOIS TOOL WORKS, INC                  29,825
   2,422       NIKE, INC (CLASS B)                      137,751
     100   -   SAFESKIN CORP                                821
     200   -   SEALED AIR CORP                           10,262
   1,557       TUPPERWARE CORP                           31,529
     100   -   US PLASTIC LUMBER CORP                     1,237
                                                    -----------
                                                        213,918
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 0.36%
     100   -   AFFILIATED MANAGERS GROUP, INC             2,725
     100   -   AMERITRADE HOLDINGS CORP (CLASS A)         1,837
     400   -   E TRADE GROUP, INC                         9,400
     200       FEDERATED INVESTMENTS, INC                 3,450
     400       FRANKLIN RESOURCES, INC                   12,300
     200   -   FRIEDMAN, BILLINGS, RAMSEY GROUP,
                 INC                                      1,387
     100       INVESTMENT TECHNOLOGY GROUP, INC           2,300
     200   -   KNIGHT/TRIMARK GROUP, INC                  5,925
     200       PRICE (T. ROWE) ASSOCIATES, INC            5,487
     100       RAYMOND JAMES FINANCIAL CORP               1,993
   1,700       SCHWAB (CHARLES) CORP                     57,268
     100       THE GOLDMAN SACHS GROUP, INC               6,100
                                                    -----------
                                                        110,172
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.01%
     100   -   QUANTA SERVICES, INC                       2,931
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.16%
     100       CENTEX CONSTRUCTION PRODUCTS, INC          3,712
     600       CORNING, INC                              41,137
     100       LIBBEY, INC                                2,956
                                                    -----------
                                                         47,805
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.01%
     100       WESTPOINT STEVENS, INC                     2,362
                                                    -----------
TOBACCO PRODUCTS -- 0.53%
     105       BROOKE GROUP LTD                           1,745
   4,545       PHILIP MORRIS COS, INC                   155,382
     200       UST, INC                                   6,037
                                                    -----------
                                                        163,164
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
TRANSPORTATION BY AIR -- 0.02%
     100   -   AIRTRAN HOLDINGS, INC                $       503
     200       COMAIR HOLDINGS, INC                       3,337
     100   -   FRONTIER AIRLINES, INC                       950
     100   -   MESABA HOLDINGS, INC                       1,175
     100   -   OGDEN CORP                                 1,000
                                                    -----------
                                                          6,965
                                                    -----------
TRANSPORTATION EQUIPMENT -- 2.47%
   3,481       ALLIED SIGNAL, INC                       208,642
     100   -   BE AEROSPACE, INC                          1,193
     400       BOEING CO                                 17,050
     100       CORDANT TECHNOLOGIES, INC                  3,043
     200       DANAHER CORP                              10,537
     100   -   DELCO REMY INTERNATIONAL, INC
                 (CLASS A)                                  900
     100       GENERAL DYNAMICS CORP                      6,243
   3,255   -   GENERAL MOTORS CORP (CLASS H)            186,348
     100   -   GENTEX CORP                                2,065
     100   -   HALTER MARINE GROUP, INC                     543
   1,500       HARLEY DAVIDSON, INC                      75,093
     100   -   HAYES LEMMERZ INTERNATIONAL, INC           2,325
     100   -   KELLSTROM INDUSTRIES, INC                    978
     100       MERITOR AUTOMOTIVE, INC                    2,087
     100   -   MOTIVEPOWER INDUSTRIES, INC                1,100
     100   -   NATIONAL R.V. HOLDINGS, INC                1,975
     100       POLARIS INDUSTRIES, INC                    3,462
     100   -   SPX CORP                                   9,075
   3,729       UNITED TECHNOLOGIES CORP                 221,176
                                                    -----------
                                                        753,835
                                                    -----------
TRANSPORTATION SERVICES -- 0.04%
     100       EXPEDITORS INTERNATIONAL OF
                 WASHINGTON                               3,209
     100   -   FORWARD AIR CORP                           2,362
     200       GALILEO INTERNATIONAL, INC                 8,050
                                                    -----------
                                                         13,621
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.02%
     200   -   KNIGHT TRANSPORTATION, INC                 2,900
     100   -   SWIFT TRANSPORTATION CO, INC               1,968
                                                    -----------
                                                          4,868
                                                    -----------
WATER TRANSPORTATION -- 0.76%
     100       AMERICAN CLASSIC VOYAGES CO                2,293
   5,260       CARNIVAL CORP (CLASS A)                  228,810
                                                    -----------
                                                        231,103
                                                    -----------

SHARES/PRINCIPAL                                       VALUE
WHOLESALE TRADE-DURABLE GOODS -- 0.06%
     100   -   ANICOM, INC                          $       531
     200   -   BRIGHTPOINT, INC                           1,456
     100   -   CELLSTAR CORP                                750
     100       IKON OFFICE SOLUTIONS, INC                 1,068
     100   -   INGRAM MICRO, INC (CLASS A)                1,287
     400   -   JLK DIRECT DISTRIBUTION, INC (CLASS
                 A)                                       2,800
     100   -   MSC INDUSTRIAL DIRECT CO (CLASS A)           918
     100   -   PATTERSON DENTAL CO                        4,956
     100   -   PSS WORLD MEDICAL, INC                       893
     100   -   SCP POOL CORP                              2,350
     100   -   WESCO INTERNATIONAL, INC                   1,412
                                                    -----------
                                                         18,421
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.39%
     100   -   AIRGAS, INC                                1,162
     100   -   AMERISOURCE HEALTH CORP (CLASS A)          2,368
     100   -   BARNETT RESOURCES CORP                     3,693
     200       BERGEN BRUNSWIG CORP (CLASS A)             2,075
   7,006       CARDINAL HEALTH, INC                     380,359
     300       MCKESSON HBOC, INC                         8,700
     100   -   NU SKIN ENTERPRISES, INC (CLASS A)         1,350
     100   -   SCHOOL SPECIALTY, INC                      1,687
     700       SYSCO CORP                                24,543
                                                    -----------
                                                        425,937
                                                    -----------
TOTAL COMMON STOCK
(Cost $29,455,664)                                   30,414,631
                                                    -----------
SHORT TERM INVESTMENT -- 2.05%
U.S. GOVERNMENT AGENCY -- 2.05%
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
      $625,000 5.180%, 10/01/99                         625,000
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $625,000)                                         625,000
                                                    -----------
TOTAL PORTFOLIO
(Cost $30,080,664)                                  $31,039,631
                                                    ===========

---------------
- Non-income producing

 40  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
AMUSEMENT AND RECREATION SERVICES      $    19,537      0.08%
APPAREL AND ACCESSORY STORES                57,068      0.23
APPAREL AND OTHER TEXTILE PRODUCTS          83,926      0.33
AUTO REPAIR, SERVICES AND PARKING            4,075      0.02
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                  12,712      0.05
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 363,573      1.44
BUSINESS SERVICES                        2,211,079      8.78
CHEMICALS AND ALLIED PRODUCTS            2,997,548     11.91
COMMUNICATIONS                           3,096,298     12.30
DEPOSITORY INSTITUTIONS                  1,515,127      6.02
EATING AND DRINKING PLACES                 115,293      0.46
ELECTRIC, GAS, AND SANITARY SERVICES       413,041      1.64
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              2,135,597      8.48
ENGINEERING AND MANAGEMENT SERVICES          3,981      0.01
FABRICATED METAL PRODUCTS                  233,304      0.93
FOOD AND KINDRED PRODUCTS                  739,455      2.94
FOOD STORES                                159,651      0.63
FURNITURE AND FIXTURES                      11,425      0.04
FURNITURE AND HOMEFURNISHINGS STORES        28,249      0.11
GENERAL BUILDING CONTRACTORS                12,212      0.05
GENERAL MERCHANDISE STORES                 852,602      3.39
HEALTH SERVICES                            176,908      0.70
HEAVY CONSTRUCTION, EXCEPT BUILDING         12,100      0.05
HOTELS AND OTHER LODGING PLACES                987      0.00
INDUSTRIAL MACHINERY AND EQUIPMENT       2,459,148      9.77
INSTRUMENTS AND RELATED PRODUCTS           611,181      2.43
INSURANCE AGENTS, BROKERS AND SERVICE      198,018      0.79
INSURANCE CARRIERS                       1,148,858      4.56
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                    1,350      0.01
LUMBER AND WOOD PRODUCTS                   138,520      0.55
METAL MINING                                42,393      0.17
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                                73,430      0.29

                                          VALUE         %
MISCELLANEOUS RETAIL                   $   251,518      1.00%
MOTION PICTURES                            267,767      1.06
NONDEPOSITORY INSTITUTIONS                 381,010      1.51
OIL AND GAS EXTRACTION                     646,218      2.57
PAPER AND ALLIED PRODUCTS                  166,305      0.66
PERSONAL SERVICES                           14,087      0.06
PETROLEUM AND COAL PRODUCTS              1,123,180      4.46
PRIMARY METAL INDUSTRIES                   185,039      0.73
PRINTING AND PUBLISHING                    223,675      0.89
RAILROAD TRANSPORTATION                     68,080      0.27
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                  69,592      0.28
SECURITY AND COMMODITY BROKERS             250,584      1.00
STONE, CLAY, AND GLASS PRODUCTS             41,668      0.16
TOBACCO PRODUCTS                           130,930      0.52
TRANSPORTATION BY AIR                      118,604      0.47
TRANSPORTATION EQUIPMENT                   679,690      2.70
WATER TRANSPORTATION                        43,500      0.17
WHOLESALE TRADE-DURABLE GOODS               14,418      0.06
WHOLESALE TRADE-NONDURABLE GOODS           276,664      1.10
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $25,498,167)                      24,881,175     98.83
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                     900,000      3.58
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $900,000)                            900,000      3.58
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $26,398,167)                      25,781,175    102.41
OTHER ASSETS & LIABILITIES, NET           (606,928)   (2.41)
                                       -----------    ------
NET ASSETS                             $25,174,247    100.00%
                                       ===========    ======

See notes to financial statements                        1999 ANNUAL REPORT   41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMON STOCK -- 98.83%
AMUSEMENT AND RECREATION SERVICES -- 0.08%
      400   -   HARRAH'S ENTERTAINMENT, INC         $    11,100
      600   -   MIRAGE RESORTS, INC                       8,437
                                                    -----------
                                                         19,537
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.23%
    1,050       GAP, INC                                 33,600
      100       LIMITED, INC                              3,825
      700       TJX COS, INC                             19,643
                                                    -----------
                                                         57,068
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.33%
      100   -   FRUIT OF THE LOOM LTD (CLASS A)             331
    2,692   -   JONES APPAREL GROUP, INC                 77,395
      200       LIZ CLAIBORNE, INC                        6,200
                                                    -----------
                                                         83,926
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.02%
      200       RYDER SYSTEM, INC                         4,075
                                                    -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.05%
      400   -   AUTOZONE, INC                            11,225
      100       PEP BOYS MANNY, MOE, & JACK CO            1,487
                                                    -----------
                                                         12,712
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.44%
    2,200       HOME DEPOT, INC                         150,975
    4,361       LOWES COS, INC                          212,598
                                                    -----------
                                                        363,573
                                                    -----------
BUSINESS SERVICES -- 8.78%
    2,575       AMERICA ONLINE, INC                     267,800
    1,000       AUTOMATIC DATA PROCESSING, INC           44,625
    1,536   -   BMC SOFTWARE, INC                       109,920
      500   -   CENDANT CORP                              8,875
      100   -   CERIDIAN CORP                             2,487
      800       COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                    49,000
      300   -   COMPUTER SCIENCES CORP                   21,093
      400   -   COMPUWARE CORP                           10,425
      700       ELECTRONIC DATA SYSTEMS CORP             37,056
      700       FIRST DATA CORP                          30,712
      200       IMS HEALTH, INC                           4,562
      400       INTERPUBLIC GROUP OF COS, INC            16,450
   12,434   -   MICROSOFT CORP                        1,126,054
      400   -   NOVELL, INC                               8,275
      300       OMNICOM GROUP, INC                       23,756
    5,575   -   ORACLE CORP                             253,662
      500       PAYCHEX, INC                             17,062
      300   -   PEOPLESOFT, INC                           5,081
    1,610   -   PSINET, INC                              57,909
      100       SHARED MEDICAL SYSTEMS CORP               4,675
    1,200   -   SUN MICROSYSTEMS, INC                   111,600
                                                    -----------
                                                      2,211,079
                                                    -----------

 SHARES                                                VALUE
CHEMICALS AND ALLIED PRODUCTS -- 11.91%
    2,500       ABBOTT LABORATORIES CO              $    91,875
      400       AIR PRODUCTS & CHEMICALS, INC            11,625
      200       ALLERGAN, INC                            22,000
      200   -   ALZA CORP                                 8,562
    5,169       AMERICAN HOME PRODUCTS CORP             214,513
      600   -   AMGEN, INC                               48,900
      400       AVON PRODUCTS, INC                        9,925
    4,984       BRISTOL-MYERS SQUIBB CO                 336,420
      400       CLOROX CO                                15,300
    3,134       COLGATE PALMOLIVE CO                    143,380
    1,584       DOW CHEMICAL CO                         179,982
    2,462       DU PONT (E.I.) DE NEMOURS & CO          149,874
      200       EASTMAN CHEMICAL CO                       8,000
      100   -   FMC CORP                                  4,825
      200       GREAT LAKES CHEMICAL CORP                 7,612
      500       HERCULES, INC                            14,312
    2,000       JOHNSON & JOHNSON CO                    183,750
    1,600       LILLY (ELI) & CO                        102,400
      500       MALLINCKRODT, INC                        15,093
    5,563       MERCK & CO, INC                         360,551
    1,000       MONSANTO CO                              35,687
      200       NALCO CHEMICAL CORP                      10,100
    9,130       PFIZER, INC                             328,109
      800       PHARMACIA & UPJOHN, INC                  39,700
      300       PPG INDUSTRIES, INC                      18,000
      200       PRAXAIR, INC                              9,200
    3,123       PROCTER & GAMBLE CO                     292,781
      300       ROHM & HAAS CO                           10,837
    4,505       SCHERING-PLOUGH CORP                    196,530
      300       SIGMA ALDRICH CORP                        9,525
      400       UNION CARBIDE CORP                       22,725
    1,300       WARNER-LAMBERT CO                        86,287
      300   -   WATSON PHARMACEUTICALS, INC               9,168
                                                    -----------
                                                      2,997,548
                                                    -----------
COMMUNICATIONS -- 12.30%
      200       ALLTEL CORP                              14,075
    1,700       AMERITECH CORP                          114,218
   10,020       AT & T CORP                             435,870
    2,500       BELL ATLANTIC CORP                      168,281
    2,800       BELLSOUTH CORP                          126,000
   12,200       CABLE & WIRELESS PLC                    132,809
    1,000   -   CBS CORP                                 46,250
    1,967   -   CLEAR CHANNEL COMMUNICATIONS, INC       157,114
    1,200       COMCAST CORP (CLASS A) SPECIAL           47,850
      615   -   GLOBAL CROSSING LTD                      16,297
    1,500       GTE CORP                                115,312
    8,418       LUCENT TECHNOLOGIES, INC                546,117
    4,259   -   MCI WORLDCOM, INC                       306,115
      210   -   NETWORK PLUS CORP                         2,900
      500   -   NEXTEL COMMUNICATIONS, INC
                 (CLASS A)                               33,906
    1,226   -   OMNIPOINT CORP                           68,502
    1,278   -   RCN CORP                                 52,398
    7,336       SBC COMMUNICATIONS, INC                 374,594
    1,400       SPRINT CORP (FON GROUP)                  75,950
      700   -   SPRINT CORP (PCS GROUP)                  52,193

 42  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMUNICATIONS -- (CONTINUED)
      900       U.S. WEST, INC                      $    51,356
    1,100   -   VIACOM, INC (CLASS B)                    46,475
    3,779   -   VIATEL, INC                             111,716
                                                    -----------
                                                      3,096,298
                                                    -----------
DEPOSITORY INSTITUTIONS -- 6.02%
      600       AMSOUTH BANCORP                          14,062
    5,875       BANK OF AMERICA CORP                    327,164
    1,100       BANK OF NEW YORK CO, INC                 36,781
    1,700       BANK ONE CORP                            59,181
    2,231       BANKBOSTON CORP                          96,769
      500       BB&T CORP                                16,187
    2,896       CHASE MANHATTAN CORP                    218,286
      200       COMERICA, INC                            10,125
      100       FIFTH THIRD BANCORP                       6,084
    1,600       FIRST UNION CORP                         56,900
    2,145       FIRSTAR CORP                             54,965
      600       FLEET FINANCIAL GROUP, INC               21,975
    3,012   -   GOLDEN STATE BANCORP, INC                54,027
      770       HUNTINGTON BANCSHARES, INC               20,453
      600       KEYCORP                                  15,487
    1,300       MBNA CORP                                29,656
    2,704       MELLON BANK CORP                         91,260
      100       MORGAN (J.P.) & CO, INC                  11,425
    1,200       NATIONAL CITY CORP                       32,025
      200       NORTHERN TRUST CORP                      16,700
      400       PNC BANK CORP                            21,075
      200       PROVIDIAN FINANCIAL CORP                 15,837
      300       REPUBLIC NEW YORK CORP                   18,431
      500       SOUTHTRUST CORP                          17,937
      200       STATE STREET CORP                        12,925
      500       SUMMIT BANCORP                           16,218
      500       SUNTRUST BANKS, INC                      32,875
      800       SYNOVUS FINANCIAL CORP                   14,950
      500       U.S. BANCORP                             15,093
      400       UNION PLANTERS CORP                      16,300
      300       WACHOVIA CORP                            23,587
    1,000       WASHINGTON MUTUAL, INC                   29,250
    2,300       WELLS FARGO CO                           91,137
                                                    -----------
                                                      1,515,127
                                                    -----------
EATING AND DRINKING PLACES -- 0.46%
      400       DARDEN RESTAURANTS, INC                   7,825
      400       MARRIOTT INTERNATIONAL (CLASS A)         13,075
    2,100       MCDONALD'S CORP                          90,300
      100   -   TRICON GLOBAL RESTAURANTS, INC            4,093
                                                    -----------
                                                        115,293
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 1.64%
      300   -   AES CORP                                 17,700
      500   -   ALLIED WASTE INDUSTRIES, INC              5,843
      700       CENTRAL & SOUTH WEST CORP                14,787
      500       CINERGY CORP                             14,156
      200       COLUMBIA ENERGY GROUP                    11,075
      300       CONSOLIDATED EDISON CO OF N.Y.,
                  INC                                    12,450
      500       CONSTELLATION ENERGY GROUP               14,062

 SHARES                                                VALUE
      500       DOMINION RESOURCES, INC             $    22,562
      700       DUKE ENERGY CORP                         38,587
      400       ENTERGY CORP                             11,575
      700       FIRSTENERGY CORP                         17,850
      300       FPL GROUP, INC                           15,112
      400       GPU, INC                                 13,050
      100       NEW CENTURY ENERGIES, INC                 3,343
      600   -   NIAGARA MOHAWK HOLDINGS, INC              9,262
      100       NICOR, INC                                3,718
      500       NORTHERN STATES POWER CO                 10,781
      100       PEOPLES ENERGY CORP                       3,518
      500       PP&L RESOURCES, INC                      13,531
      300       PUBLIC SERVICE ENTERPRISE GROUP,
                  INC                                    11,587
      500       RELIANT ENERGY, INC                      13,531
      800       SEMPRA ENERGY                            16,650
      300       SONAT, INC                               11,906
    1,000       SOUTHERN CO                              25,750
      500       TEXAS UTILITIES CO                       18,656
      500       UNICOM CORP                              18,468
      900       WASTE MANAGEMENT, INC                    17,325
      700       WILLIAMS COS, INC                        26,206
                                                    -----------
                                                        413,041
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 8.48%
      500   -   ADVANCED MICRO DEVICES, INC               8,593
      200       ALLEGHENY TELEDYNE, INC                   3,375
      300       COOPER INDUSTRIES, INC                   14,025
      800       EMERSON ELECTRIC CO                      50,550
    7,698       GENERAL ELECTRIC CO                     912,694
      100   -   GENERAL INSTRUMENT CORP                   4,812
    7,240       INTEL CORP                              538,022
      400   -   LSI LOGIC CORP                           20,600
      200       MAYTAG CO                                 6,662
      400   -   MICRON TECHNOLOGY, INC                   26,625
      900       MOTOROLA, INC                            79,200
      500   -   NATIONAL SEMICONDUCTOR CORP              15,250
    3,160   -   NEWBRIDGE NETWORKS CORP                  82,357
    1,093   -   NOKIA OYJ ADR                            98,165
    2,100       NORTEL NETWORKS CORP (U.S.)             107,100
      200   -   QUALCOMM, INC                            37,837
      300   -   SOLECTRON CORP                           21,543
      600   -   TELLABS, INC                             34,162
      900       TEXAS INSTRUMENTS, INC                   74,025
                                                    -----------
                                                      2,135,597
                                                    -----------
ENGINEERING AND MANAGEMENT SERVICES -- 0.01%
      100       EG & G, INC                               3,981
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.93%
    6,000       AMERICAN NATIONAL CAN GROUP, INC         94,875
      100       BALL CORP                                 4,406
      200       CRANE CO                                  4,487
      400       CROWN CORK & SEAL CO, INC                 9,700
    1,800       GILLETTE CO                              61,087
      500       MASCO CORP                               15,500
      300       PARKER-HANNIFIN CORP                     13,443
      300       ROCKWELL INTERNATIONAL CORP              15,750

See notes to financial statements                        1999 ANNUAL REPORT   43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
FABRICATED METAL PRODUCTS -- (CONTINUED)
      200       SNAP-ON, INC                        $     6,500
      300       STANLEY WORKS CO                          7,556
                                                    -----------
                                                        233,304
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 2.94%
    2,151       ANHEUSER BUSCH COS, INC                 150,704
      400       ARCHER DANIELS MIDLAND CO                 4,875
      100       BESTFOODS, INC                            4,850
      200       CAMPBELL SOUP CO                          7,825
    3,800       COCA COLA CO                            182,637
      600       COCA COLA ENTERPRISES, INC               13,537
    1,000       CONAGRA, INC                             22,562
      200       GENERAL MILLS, INC                       16,225
      600       HEINZ (H.J.) CO                          25,800
      600       KELLOGG CO                               22,462
      500       NABISCO GROUP HOLDINGS                    7,500
    4,308       PEPSICO, INC                            130,317
      200       QUAKER OATS CO                           12,375
      500       RALSTON PURINA CO                        13,906
    1,500       SARA LEE CORP                            35,156
      300       SEAGRAMS CO LTD (U.S.)                   13,650
      900       UNILEVER NV (N.Y.) SHS                   61,312
      200       WRIGLEY (WM) JR CO                       13,762
                                                    -----------
                                                        739,455
                                                    -----------
FOOD STORES -- 0.63%
      441       ALBERTSONS, INC                          17,447
      100       GREAT ATLANTIC & PACIFIC TEA CO,
                  INC                                     3,031
    1,400   -   KROGER CO                                30,887
    2,767   -   SAFEWAY, INC                            105,318
      100       WINN DIXIE STORES, INC                    2,968
                                                    -----------
                                                        159,651
                                                    -----------
FURNITURE AND FIXTURES -- 0.04%
      400       NEWELL RUBBERMAID, INC                   11,425
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.11%
      100   -   BEST BUY, INC                             6,206
      400       CIRCUIT CITY STORES-CIRCUIT CITY
                  GROUP                                  16,875
      100       TANDY CORP                                5,168
                                                    -----------
                                                         28,249
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.05%
      200       CENTEX CORP                               5,912
      200       KAUFMAN & BROAD HOME CORP                 4,125
      100       PULTE CORP                                2,175
                                                    -----------
                                                         12,212
                                                    -----------
GENERAL MERCHANDISE STORES -- 3.39%
      300   -   CONSOLIDATED STORES CORP                  6,618
      400   -   COSTCO WHOLESALE CORP                    28,800
    2,112       DAYTON HUDSON CORP                      126,852
      300       DILLARDS, INC (CLASS A)                   6,093
      500       DOLLAR GENERAL CORP                      15,437
      400   -   FEDERATED DEPARTMENT STORES, INC         17,475
      200       HARCOURT GENERAL, INC                     8,325

 SHARES                                                VALUE
      500   -   K MART CORP                         $     5,843
      300   -   KOHLS CORP                               19,837
      200       MAY DEPARTMENT STORES CO                  7,287
      400       PENNEY, (J.C.) CO, INC                   13,750
      300       SEARS ROEBUCK & CO                        9,412
   12,339       WAL-MART STORES, INC                    586,873
                                                    -----------
                                                        852,602
                                                    -----------
HEALTH SERVICES -- 0.70%
      400       COLUMBIA/HCA HEALTHCARE CORP              8,475
    5,561   -   HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW                          41,012
    1,300   -   HEALTHSOUTH CORP                          7,881
      300   -   MANOR CARE, INC                           5,156
    6,513   -   TENET HEALTHCARE CORP                   114,384
                                                    -----------
                                                        176,908
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.05%
      200       FLUOR CORP                                8,050
      200       MCDERMOTT INTERNATIONAL, INC              4,050
                                                    -----------
                                                         12,100
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.00%
      100       HILTON HOTELS CORP                          987
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 9.77%
      296   -   3COM CORP                                 8,510
      200   -   APPLE COMPUTER, INC                      12,662
      600   -   APPLIED MATERIALS, INC                   46,725
      700       BAKER HUGHES, INC                        20,300
      200       BLACK & DECKER CORP                       9,137
      300       BRUNSWICK CORP                            7,462
      200       CASE CORP                                 9,962
      400       CATERPILLAR, INC                         21,925
    7,746   -   CISCO SYSTEMS, INC                      531,085
    6,850       COMPAQ COMPUTER CORP                    157,121
      400       DEERE & CO                               15,475
    6,199   -   DELL COMPUTER CORP                      259,195
      100       DOVER CORP                                4,087
    1,500   -   EMC CORP                                107,156
      300   -   GATEWAY, INC                             13,331
    1,600       HEWLETT-PACKARD CO                      147,200
      300       INGERSOLL-RAND CO                        16,481
    4,510       INTERNATIONAL BUSINESS MACHINES
                  CORP                                  547,401
      100   -   LEXMARK INTERNATIONAL GROUP
                (CLASS A)
                                                          8,050
      100       MILACRON, INC                             1,775
      400       PALL CORP                                 9,275
      400       PITNEY BOWES, INC                        24,375
      200   -   SEAGATE TECHNOLOGY, INC                   6,162
      500       TENNECO, INC                              8,500
      200       TIMKEN CO                                 3,225
    4,349       TYCO INTERNATIONAL LTD                  449,034
      300   -   UNISYS CORP                              13,537
                                                    -----------
                                                      2,459,148
                                                    -----------

 44  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
INSTRUMENTS AND RELATED PRODUCTS -- 2.43%
      100       BARD (C.R.), INC                    $     4,706
    2,665       BAXTER INTERNATIONAL, INC               160,566
      700   -   BOSTON SCIENTIFIC CORP                   17,281
      600       EASTMAN KODAK CO                         45,262
      500   -   GUIDANT CORP                             26,812
      200       HONEYWELL, INC                           22,262
      200   -   KLA-TENCOR CORP                          13,000
    1,800       MEDTRONIC, INC                           63,900
      100       PE CORP-PE BIOSYSTEMS GROUP               7,225
      100       POLAROID CORP                             2,600
      400       RAYTHEON CO (CLASS B)                    19,850
      100   -   ST. JUDE MEDICAL, INC                     3,150
      155       THE SWATCH GROUP AG. (BR)               120,646
    2,478       XEROX CORP                              103,921
                                                    -----------
                                                        611,181
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.79%
      400       MARSH & MCLENNAN COS, INC                27,400
   80,000   -   OLD MUTUAL PLC                          170,618
                                                    -----------
                                                        198,018
                                                    -----------
INSURANCE CARRIERS -- 4.56%
      200       AETNA, INC                                9,850
      400       AFLAC, INC                               16,750
    1,874       ALLSTATE CORP                            46,732
      400       AMERICAN GENERAL CORP                    25,275
    2,400       AMERICAN INTERNATIONAL GROUP, INC       208,650
      400       AON CORP                                 11,825
    9,330       CAPITAL RE CORP                          93,300
      100       CHUBB CORP                                4,981
      300       CIGNA CORP                               23,325
    9,906       CITIGROUP, INC                          435,864
      800       CONSECO, INC                             15,450
      100       HARTFORD FINANCIAL SERVICES GROUP,
                  INC                                     4,087
      500   -   HUMANA, INC                               3,437
      200       LINCOLN NATIONAL CORP                     7,512
      400       LOEWS CORP                               28,075
    7,000   -   MANULIFE FINANCIAL CORP                  83,124
      200       MBIA, INC                                 9,325
      300       MGIC INVESTMENT CORP                     14,325
      200       ST. PAUL COS, INC                         5,500
      300       UNITED HEALTHCARE CORP                   14,606
      292       UNUMPROVIDENT CORP                        8,595
      200   -   WELLPOINT HEALTH NETWORKS, INC           11,400
    1,486       XL CAPITAL LTD                           66,870
                                                    -----------
                                                      1,148,858
                                                    -----------
LOCAL AND INTERURBAN PASSENGER
  TRANSIT -- 0.01%
      200       LAIDLAW, INC                              1,350
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.55%
      300       GEORGIA-PACIFIC CORP
                (PACKING GROUP)                          12,150
      300       LOUISIANA PACIFIC CORP                    4,687

 SHARES                                                VALUE
    6,670       MACMILLAN BLOEDEL LTD               $   104,396
      300       WEYERHAEUSER CO                          17,287
                                                    -----------
                                                        138,520
                                                    -----------
METAL MINING -- 0.17%
      500       BARRICK GOLD CORP                        10,875
      300       CYPRUS AMAX MINERALS CO                   5,887
      500   -   FREEPORT-MCMORAN COPPER & GOLD,
                  INC (CLASS B)                           7,781
    1,200       PLACER DOME, INC                         17,850
                                                    -----------
                                                         42,393
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.29%
      200       HASBRO, INC                               4,287
      100       MATTEL, INC                               1,900
      700       MINNESOTA MINING & MANUFACTURING
                  CO                                     67,243
                                                    -----------
                                                         73,430
                                                    -----------
MISCELLANEOUS RETAIL -- 1.00%
    4,587       CVS CORP                                187,206
      100       LONGS DRUG STORES CORP                    2,987
      400   -   STAPLES, INC                              8,725
      800   -   TOYS R US, INC                           12,000
    1,600       WALGREEN CO                              40,600
                                                    -----------
                                                        251,518
                                                    -----------
MOTION PICTURES -- 1.06%
    3,200   -   DISNEY (WALT) CO                         82,800
      100   -   KING WORLD PRODUCTIONS, INC               3,750
    2,983       TIME WARNER, INC                        181,217
                                                    -----------
                                                        267,767
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 1.51%
      700       AMERICAN EXPRESS CO                      94,237
    2,301       ASSOCIATES FIRST CAPITAL CORP            82,836
      400       CAPITAL ONE FINANCIAL CORP               15,600
      400       COUNTRYWIDE CREDIT INDUSTRIES, INC       12,900
    1,600       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION                           100,300
      800       FREDDIE MAC                              41,600
      300       HOUSEHOLD INTERNATIONAL, INC             12,037
      500       SLM HOLDINGS CORP                        21,500
                                                    -----------
                                                        381,010
                                                    -----------
OIL AND GAS EXTRACTION -- 2.57%
    3,041       APACHE CORP                             131,333
   55,000   -   BRITISH-BORNEO OIL & GAS PLC            153,985
    3,498       CONOCO, INC (CLASS B)                    95,757
      700       HALLIBURTON CO                           28,700
      100       KERR-MCGEE CORP                           5,506
      300   -   ROWAN COS, INC                            4,875
    3,300       ROYAL DUTCH PETROLEUM CO (NY REGD)
                  ADR                                   194,906
      500       SCHLUMBERGER LTD                         31,156
                                                    -----------
                                                        646,218
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
PAPER AND ALLIED PRODUCTS -- 0.66%
      200       CHAMPION INTERNATIONAL CORP         $    10,275
    2,800       FORT JAMES CORP                          74,725
      700       INTERNATIONAL PAPER CO                   33,643
      400       KIMBERLY-CLARK CORP                      21,000
      200       MEAD CORP                                 6,875
      200       TEMPLE-INLAND, INC                       12,100
      300       WESTVACO CORP                             7,687
                                                    -----------
                                                        166,305
                                                    -----------
PERSONAL SERVICES -- 0.06%
      300       BLOCK (H&R), INC                         13,031
      100       SERVICE CORP INTERNATIONAL                1,056
                                                    -----------
                                                         14,087
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 4.46%
      100       AMERADA HESS CORP                         6,125
      200       ASHLAND, INC                              6,725
      300   -   ATLANTIC RICHFIELD CO                    26,587
      775       BP AMOCO PLC (SPONS ADR)                 85,879
    1,000       CHEVRON CORP                             88,750
    6,929       EXXON CORP                              526,170
    1,818       MOBIL CORP                              183,163
      400       PHILLIPS PETROLEUM CO                    19,500
      300       SUNOCO, INC                               8,212
    2,491       TEXACO, INC                             157,244
      400       UNOCAL CORP                              14,825
                                                    -----------
                                                      1,123,180
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.73%
    2,595       ALCOA, INC                              161,052
      400   -   BETHLEHEM STEEL CORP                      2,950
      400       ENGELHARD CORP                            7,275
      100       REYNOLDS METALS CO                        6,037
      300       USX-US STEEL GROUP, INC                   7,725
                                                    -----------
                                                        185,039
                                                    -----------
PRINTING AND PUBLISHING -- 0.89%
      200       DELUXE CORP                               6,800
      400       DONNELLEY (R.R.) & SONS CO               11,550
      400       GANNETT CO, INC                          27,675
      200       KNIGHT-RIDDER, INC                       10,975
      300       MCGRAW HILL COS, INC                     14,512
      200       TIMES MIRROR CO SERIES A                 13,162
    2,794       TRIBUNE CO                              139,001
                                                    -----------
                                                        223,675
                                                    -----------
RAILROAD TRANSPORTATION -- 0.27%
      700       BURLINGTON NORTHERN SANTA FE CORP        19,250
      300       CSX CORP                                 12,712
      100       KANSAS CITY SOUTHERN INDUSTRIES,
                  INC                                     4,643
      500       NORFOLK SOUTHERN CORP                    12,250
      400       UNION PACIFIC CORP                       19,225
                                                    -----------
                                                         68,080
                                                    -----------

 SHARES                                                VALUE
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.28%
      400       ILLINOIS TOOL WORKS, INC            $    29,825
      500       NIKE, INC (CLASS B)                      28,437
      100   -   REEBOK INTERNATIONAL LTD                  1,068
      200   -   SEALED AIR CORP                          10,262
                                                    -----------
                                                         69,592
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 1.00%
      700       FRANKLIN RESOURCES, INC                  21,525
      100       LEHMAN BROTHERS HOLDINGS, INC             5,831
      500       MERRILL LYNCH & CO, INC                  33,593
    1,673       MORGAN STANLEY, DEAN WITTER, & CO       149,210
    1,200       SCHWAB (CHARLES) CORP                    40,425
                                                    -----------
                                                        250,584
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.16%
      400       CORNING, INC                             27,425
      200       OWENS CORNING CO                          4,337
      500   -   OWENS ILLINOIS, INC                       9,906
                                                    -----------
                                                         41,668
                                                    -----------
TOBACCO PRODUCTS -- 0.52%
    3,300       PHILIP MORRIS COS, INC                  112,818
      600       UST, INC                                 18,112
                                                    -----------
                                                        130,930
                                                    -----------
TRANSPORTATION BY AIR -- 0.47%
      300   -   AMR CORP                                 16,350
      819   -   CONTINENTAL AIRLINES, INC
                  (CLASS B)                              26,822
      300       DELTA AIRLINES, INC                      14,550
      500   -   FDX CORP                                 19,375
    2,733       SOUTHWEST AIRLINES CO                    41,507
                                                    -----------
                                                        118,604
                                                    -----------
TRANSPORTATION EQUIPMENT -- 2.70%
    2,725       ALLIED SIGNAL, INC                      163,329
    1,300       BOEING CO                                55,412
    1,005       DAIMLERCHRYSLER (U.S.A.)                 69,784
      200       DANAHER CORP                             10,537
      900       DELPHI AUTOMOTIVE SYSTEMS CORP           14,456
      100       EATON CORP                                8,631
    1,900       FORD MOTOR CO                            95,356
      400       GENERAL DYNAMICS CORP                    24,975
    1,000       GENERAL MOTORS CORP                      62,937
    1,206   -   GENERAL MOTORS CORP (CLASS H)            69,043
      400       GOODRICH (B.F.) CO                       11,600
      200       ITT INDUSTRIES, INC                       6,362
      200   -   NAVISTAR INTERNATIONAL CORP               9,300
      200       PACCAR, INC                              10,175
      300       TEXTRON, INC                             23,212
      300       TRW, INC                                 14,925
      500       UNITED TECHNOLOGIES CORP                 29,656
                                                    -----------
                                                        679,690
                                                    -----------
WATER TRANSPORTATION -- 0.17%
    1,000       CARNIVAL CORP (CLASS A)                  43,500
                                                    -----------

 46  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        INSTITUTIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
WHOLESALE TRADE-DURABLE GOODS -- 0.06%
      300       GRAINGER (W.W.), INC                $    14,418
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.10%
    3,249       CARDINAL HEALTH, INC                    177,683
    1,200       ENRON CORP                               49,500
      500       MCKESSON HBOC, INC                       14,500
      800       SUPERVALU, INC                           17,450
      500       SYSCO CORP                               17,531
                                                    -----------
                                                        276,664
                                                    -----------
TOTAL COMMON STOCK
(Cost $25,498,167)                                   24,881,175
                                                    -----------

PRINCIPAL                                              VALUE
---------                                              -----
SHORT TERM INVESTMENT -- 3.58%
U.S. GOVERNMENT AGENCY -- 3.58%
$ 900,000       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
                  5.180% 10/01/99                   $   900,000
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $900,000)                                         900,000
                                                    -----------
TOTAL PORTFOLIO
(Cost $26,398,167)                                  $25,781,175
                                                    ===========

---------------
- Non-income producing

See notes to financial statements                        1999 ANNUAL REPORT   47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS          $     2,587      0.01%
AGRICULTURAL SERVICES                        3,243      0.01
AMUSEMENT AND RECREATION SERVICES           19,062      0.08
APPAREL AND ACCESSORY STORES               122,651      0.49
APPAREL AND OTHER TEXTILE PRODUCTS          26,848      0.11
AUTO REPAIR, SERVICES AND PARKING            8,567      0.03
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                  27,760      0.11
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 263,312      1.05
BUSINESS SERVICES                        2,293,115      9.15
CHEMICALS AND ALLIED PRODUCTS            2,949,866     11.77
COMMUNICATIONS                           3,019,704     12.05
DEPOSITORY INSTITUTIONS                  1,772,448      7.07
EATING AND DRINKING PLACES                 207,301      0.83
EDUCATIONAL SERVICES                        12,492      0.05
ELECTRIC, GAS, AND SANITARY SERVICES       828,480      3.31
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              2,417,756      9.65
ENGINEERING AND MANAGEMENT SERVICES         55,348      0.22
FABRICATED METAL PRODUCTS                  175,696      0.70
FOOD AND KINDRED PRODUCTS                  780,010      3.11
FOOD STORES                                153,785      0.61
FORESTRY                                     4,575      0.02
FURNITURE AND FIXTURES                      54,421      0.22
FURNITURE AND HOMEFURNISHINGS STORES        79,003      0.32
GENERAL BUILDING CONTRACTORS                18,640      0.07
GENERAL MERCHANDISE STORES                 550,701      2.20
HEALTH SERVICES                             84,723      0.34
HEAVY CONSTRUCTION, EXCEPT BUILDING         14,505      0.06
HOLDING AND OTHER INVESTMENT OFFICES       223,986      0.89
HOTELS AND OTHER LODGING PLACES             39,242      0.16
INDUSTRIAL MACHINERY AND EQUIPMENT       2,112,711      8.43
INSTRUMENTS AND RELATED PRODUCTS           549,060      2.19
INSURANCE AGENTS, BROKERS AND SERVICE       43,343      0.17
INSURANCE CARRIERS                       1,071,452      4.27
LEATHER AND LEATHER PRODUCTS                 1,837      0.01
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                    2,500      0.01
LUMBER AND WOOD PRODUCTS                    54,161      0.22

                                          VALUE         %
METAL MINING                           $    29,048      0.12%
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                               124,947      0.50
MISCELLANEOUS RETAIL                       207,895      0.83
MOTION PICTURES                            282,637      1.13
NONDEPOSITORY INSTITUTIONS                 504,664      2.01
NONMETALLIC MINERALS, EXCEPT FUELS          12,793      0.05
OIL AND GAS EXTRACTION                     257,239      1.03
PAPER AND ALLIED PRODUCTS                  206,430      0.82
PERSONAL SERVICES                           30,729      0.12
PETROLEUM AND COAL PRODUCTS                954,312      3.81
PRIMARY METAL INDUSTRIES                   100,439      0.40
PRINTING AND PUBLISHING                    205,780      0.82
RAILROAD TRANSPORTATION                    100,823      0.40
REAL ESTATE                                 20,816      0.08
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 109,049      0.44
SECURITY AND COMMODITY BROKERS             311,263      1.24
SOCIAL SERVICES                              4,143      0.02
SPECIAL TRADE CONTRACTORS                    8,677      0.03
STONE, CLAY, AND GLASS PRODUCTS             58,966      0.24
TEXTILE MILL PRODUCTS                       16,097      0.06
TOBACCO PRODUCTS                           201,720      0.80
TRANSPORTATION BY AIR                       98,319      0.39
TRANSPORTATION EQUIPMENT                   717,568      2.86
TRANSPORTATION SERVICES                     18,175      0.07
TRUCKING AND WAREHOUSING                    17,597      0.07
WATER TRANSPORTATION                         4,093      0.02
WHOLESALE TRADE-DURABLE GOODS               68,361      0.27
WHOLESALE TRADE-NONDURABLE GOODS           169,648      0.68
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $25,653,494)                      24,887,119     99.30
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,653,494)                      24,887,119     99.30
OTHER ASSETS & LIABILITIES, NET            176,563      0.70
                                       -----------    ------
NET ASSETS                             $25,063,682    100.00%
                                       ===========    ======

 48  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
COMMON STOCK -- 99.30%
AGRICULTURAL PRODUCTION-CROPS -- 0.01%
    100       DELTA & PINE LAND CO                  $     2,587
                                                    -----------
AGRICULTURAL SERVICES -- 0.01%
    100       CADIZ, INC                                    956
    200   -   VETERINARY CENTERS OF AMERICA, INC          2,287
                                                    -----------
                                                          3,243
                                                    -----------
AMUSEMENT AND RECREATION SERVICES -- 0.08%
    100   -   ARGOSY GAMING CORP                          1,325
    100   -   BOCA RESORTS, INC (CLASS A)                 1,050
    200   -   BOYD GAMING CORP                            1,200
    300   -   HARRAH'S ENTERTAINMENT, INC                 8,325
    100   -   HOLLYWOOD PARK, INC                         1,537
    400   -   MIRAGE RESORT, INC                          5,625
                                                    -----------
                                                         19,062
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.49%
    200   -   ABERCROMBIE & FITCH CO (CLASS A)            6,812
    100   -   AMERICAN EAGLE OUTFITTERS, INC              4,843
    100       CATO CORP (CLASS A)                         1,409
    200   -   CHARMING SHOPPES, INC                       1,025
    100       CLAIRES STORES, INC                         1,656
    100   -   FINISH LINE, INC (CLASS A)                    875
    100   -   FOOTSTAR, INC                               3,525
  1,400       GAP, INC                                   44,800
    100   -   GENESCO, INC                                1,250
    105       INTIMATE BRANDS, INC (CLASS A)              4,088
    200   -   JUST FOR FEET, INC                            412
    300       LIMITED, INC                               11,475
    200       NORDSTROM, INC                              5,400
    100   -   PACIFIC SUNWEAR CALIFORNIA, INC             2,803
    100   -   PAYLESS SHOESOURCE, INC                     5,050
    200       ROSS STORES, INC                            4,025
    800       TJX COS, INC                               22,450
     42   -   TOO, INC                                      753
                                                    -----------
                                                        122,651
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.11%
    100       AUTHENTIC FITNESS CORP                      1,756
    200   -   JONES APPAREL GROUP, INC                    5,750
    100       KELLWOOD CO                                 2,200
    100       LIZ CLAIBORNE, INC                          3,100
    100   -   NAUTICA ENTERPRISES, INC                    1,612
    100       PILLOWTEX CORP                                750
    100   -   POLO RALPH LAUREN CORP                      1,793
    100   -   TROPICAL SPORTSWEAR INTERNATIONAL
                CORP                                      1,862
    200       VF CORP                                     6,200
    100       WARNACO GROUP, INC (CLASS A)                1,825
                                                    -----------
                                                         26,848
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.03%
    200   -   BUDGET GROUP, INC                           1,412
    100   -   DOLLAR THRIFTY AUTOMOTIVE GROUP, INC        2,068

SHARES                                                 VALUE
    100       ROLLINS TRUCK LEASING CORP            $     1,012
    200       RYDER SYSTEM, INC                           4,075
                                                    -----------
                                                          8,567
                                                    -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.11%
    900   -   AUTONATION, INC                            11,306
    300   -   AUTOZONE, INC                               8,418
    100   -   CSK AUTO CORP                               2,181
    100   -   GROUP 1 AUTOMOTIVE, INC                     1,831
    100       PEP BOYS MANNY, MOE, & JACK CO              1,487
    200   -   UNITED AUTO GROUP, INC                      2,537
                                                    -----------
                                                         27,760
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.05%
    100       FASTENAL CO                                 4,712
  3,200       HOME DEPOT, INC                           219,600
    800       LOWES COS, INC                             39,000
                                                    -----------
                                                        263,312
                                                    -----------
BUSINESS SERVICES -- 9.15%
    100       AARON RENTS, INC                            1,725
    100   -   ACCLAIM ENTERTAINMENT, INC                    759
    100   -   ACNEILSEN CORP                              2,268
    100   -   ACXIOM CORP                                 1,965
    100       ADOBE SYSTEMS, INC                         11,350
    100   -   AFFILIATED COMPUTER SERVICES, INC
                (CLASS A)                                 4,062
  2,400   -   AMERICA ONLINE, INC                       249,600
    100   -   AMERICAN MANAGEMENT SYSTEMS, INC            2,565
    100       ANALYSTS INTERNATIONAL CORP                 1,037
    100   -   ANSWERTHINK CONSULTING GROUP                  962
    100   -   ASPECT DEVELOPMENT, INC                     2,531
    100   -   ASPEN TECHNOLOGY, INC                         975
    100       AUTODESK, INC                               2,187
  1,300       AUTOMATIC DATA PROCESSING, INC             58,012
    100   -   AVANT CORP                                  1,784
    200   -   BEA SYSTEMS, INC                            7,062
    100   -   BILLING CONCEPTS CORP                         500
    500   -   BMC SOFTWARE, INC                          35,781
    100   -   BRIO TECHNOLOGY, INC                        2,225
    200   -   BUILDING ONE SERVICES CORP                  2,437
    500   -   CADENCE DESIGN SYSTEMS, INC                 6,625
    100   -   CAMBRIDGE TECHNOLOGY PARTNERS, INC          1,450
  1,700   -   CENDANT CORP                               30,175
    100   -   CENTURY BUSINESS SERVICES, INC              1,162
    300   -   CERIDIAN CORP                               7,462
    100   -   CHECKFREE HOLDINGS CORP                     4,112
    100   -   CIBER, INC                                  1,531
    200   -   CITRIX SYSTEMS, INC                        12,387
    200   -   CMGI, INC                                  20,500
    100   -   CNET, INC                                   5,600
    200       COMDISCO, INC                               3,862
    100   -   COMPLETE BUSINESS SOLUTIONS, INC            1,368
    900       COMPUTER ASSOCIATES INTERNATIONAL,
                INC                                      55,125
    100   -   COMPUTER HORIZONS CORP                      1,162
    300   -   COMPUTER SCIENCES CORP                     21,093
    800   -   COMPUWARE CORP                             20,850

See notes to financial statements                        1999 ANNUAL REPORT   49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
BUSINESS SERVICES -- (CONTINUED)
    300   -   CONVERGYS CORP                        $     5,943
    200   -   COTELLIGENT, INC                              712
    100   -   CSG SYSTEMS INTERNATIONAL, INC              2,740
    100   -   DATA BROADCASTING CORP                        756
    100   -   DATASTREAM SYSTEMS, INC                     1,312
    100   -   DOUBLECLICK, INC                           11,912
    100   -   DST SYSTEMS, INC                            5,687
    100   -   EBAY, INC                                  14,106
    100   -   ECLIPSYS CORP                               1,437
    100   -   ELECTRONIC ARTS, INC                        7,237
    800       ELECTRONIC DATA SYSTEMS CORP               42,350
    100   -   ELECTRONICS FOR IMAGING, INC                5,140
    100   -   EPICOR SOFTWARE CORP                          575
    300       EQUIFAX, INC                                8,437
    100   -   EXCALIBUR TECHNOLOGIES CORP                   825
    200   -   EXCITE AT HOME                              8,287
    100   -   FILENET CORP                                1,068
  1,000       FIRST DATA CORP                            43,875
    300   -   FISERV, INC                                 9,750
    104   -   GARTNER GROUP, INC (CLASS B)                1,735
    100   -   GETTY IMAGES, INC                           2,412
    700   -   GT INTERACTIVE SOFTWARE CORP                2,034
    100   -   GTECH HOLDINGS CORP                         2,143
    100   -   HARBINGER CORP                              1,687
    100   -   HYPERION SOLUTIONS CORP                     2,200
    100   -   I2 TECHNOLOGIES, INC                        3,881
    100   -   IMATION CORP                                3,100
    800       IMS HEALTH, INC                            18,250
    100   -   INACOM CORP                                   918
    100   -   INFOCURE CORP                               1,887
    400   -   INFORMIX CORP                               3,175
    100   -   INFOSEEK CORP                               3,087
    100   -   INKTOMI CORP                               12,003
    100   -   INTEGRATED SYSTEMS, INC                     1,018
    100   -   INTERIM SERVICES, INC                       1,637
    100   -   INTERNATIONAL NETWORK SERVICES              5,437
    100   -   INTERNATIONAL TELECOMMUNICATIONS              843
     10   -   INTERNET CAPITAL GROUP, INC                   878
    100       INTERPOOL, INC                                762
    600       INTERPUBLIC GROUP OF COS, INC              24,675
    100   -   INTUIT, INC                                 8,765
    100   -   J.D. EDWARDS & CO                           2,071
    100   -   JDA SOFTWARE GROUP, INC                     1,168
    100   -   KEANE, INC                                  2,281
    100   -   KORN FERRY INTERNATIONAL                    2,306
    150   -   LABOR READY, INC                            1,509
    100   -   LAMAR ADVERTISING CO (CLASS A)              4,950
    200   -   LEGATO SYSTEMS, INC                         8,718
    200   -   LYCOS, INC                                 10,025
    100   -   MACROMEDIA, INC                             4,087
    100   -   MANHATTAN ASSOCIATES, INC                     550
    200       MANPOWER, INC                               5,825
    100   -   MASTECH CORP                                1,350
    100       MCGRATH RENTCORP                            1,800
    100   -   MEDQUIST, INC                               3,343
    100   -   MENTOR GRAPHICS CORP                          856

SHARES                                                 VALUE
    100   -   MERCURY INTERACTIVE CORP              $     6,456
    100   -   METAMOR WORLDWIDE, INC                      1,775
  8,100   -   MICROSOFT CORP                            733,556
    100   -   MICROSTRATEGY, INC                          5,606
    100   -   MIDWAY GAMES, INC                           1,575
    100   -   MINDSPRING ENTERPRISES, INC                 2,768
    200   -   MODIS PROFESSIONAL SERVICES                 2,650
    100       NATIONAL COMPUTER SYSTEMS, INC              3,834
    100       NATIONAL DATA CORP                          2,600
    200   -   NATIONAL EQUIPMENT SERVICES, INC            2,037
    400   -   NATIONSRENT, INC                            3,100
    100   -   NETWORK APPLIANCE, INC                      7,162
    300   -   NETWORKS ASSOCIATES, INC                    5,737
    100   -   NIELSEN MEDIA RESEARCH                      3,718
    200   -   NOVA CORP (GEORGIA)                         5,000
    700   -   NOVELL, INC                                14,481
    200       OLSTEN CORP                                 2,087
    400       OMNICOM GROUP, INC                         31,675
    100   -   OPEN MARKET, INC                            1,312
  2,400   -   ORACLE CORP                               109,200
    200   -   OUTDOOR SYSTEMS, INC                        7,150
    600   -   PARAMETRIC TECHNOLOGY CORP                  8,100
    500       PAYCHEX, INC                               17,062
    400   -   PEOPLESOFT, INC                             6,775
    200   -   PER SE TECHNOLOGIES, INC                      687
    100   -   PEROT SYSTEMS CORP (CLASS A)                1,868
    200   -   PERSONNEL GROUP OF AMERICA, INC             1,250
    100   -   PERVASIVE SOFTWARE, INC                     3,450
    100   -   PHOENIX TECHNOLOGIES LTD                    1,118
    100       PITTSTON BRINKS GROUP CO                    2,318
    100   -   POLICY MANAGEMENT SYSTEMS CORP              3,162
    100   -   PRICELINE.COM, INC                          6,450
    200   -   PROTECTION ONE, INC                           800
    100   -   PROXYMED, INC                               1,256
    100   -   PSINET, INC                                 3,596
    100   -   RADIANT SYSTEMS, INC                        1,618
    100   -   RARE MEDIUM GROUP, INC                      1,056
    200   -   RATIONAL SOFTWARE CORP                      5,856
    100   -   REALNETWORKS, INC                          10,456
    100   -   RENT WAY, INC                               1,900
    100   -   RENT-A-CENTER, INC                          1,862
    200   -   ROBERT HALF INTERNATIONAL, INC              4,800
    100       ROLLINS, INC                                1,543
    200   -   ROMAC INTERNATIONAL, INC                    1,656
    100   -   RSA SECURITY, INC                           2,656
    100   -   RWD TECHNOLOGIES, INC                         787
    100   -   SABRE HOLDINGS CORP                         4,300
    100   -   SAFETY-KLEEN CORP                           1,206
    100   -   SAGA SYSTEMS, INC                           1,443
    200   -   SANTA CRUZ OPERATION, INC                   2,387
    100   -   SERENA SOFTWARE, INC                        1,712
    100       SHARED MEDICAL SYSTEMS CORP                 4,675
    100   -   SIEBEL SYSTEMS, INC                         6,662
    400   -   SITEL CORP                                  1,700
    100   -   SNYDER COMMUNICATIONS, INC                  1,518
    100       SOTHEBYS HOLDINGS, INC (CLASS A)            2,581
    200   -   SS&C TECHNOLOGIES, INC                      1,100

 50  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
BUSINESS SERVICES -- (CONTINUED)
    100   -   STAFFMARK, INC                        $       793
    200   -   STERLING COMMERCE, INC                      3,712
    100   -   STERLING SOFTWARE, INC                      2,000
    100   -   STRUCTURAL DYNAMICS RESEARCH CORP           1,503
  1,700   -   SUN MICROSYSTEMS, INC                     158,100
    200   -   SUNGARD DATA SYSTEMS, INC                   5,262
    100   -   SVI HOLDINGS, INC                             893
    200   -   SYBASE, INC                                 2,362
    100   -   SYMANTEC CORP                               3,596
    100   -   SYNOPSYS, INC                               5,615
    100   -   SYSTEMS & COMPUTER TECHNOLOGY CORP          1,256
    100   -   TECHNOLOGY SOLUTIONS CO                     1,412
    100   -   TELETECH HOLDINGS, INC                      1,425
    100   -   TRANSACTION SYSTEM ARCHITECTURE             2,693
    100       TRUE NORTH COMMUNICATIONS, INC              3,637
    100   -   UNIGRAPHICS SOLUTIONS, INC                  2,712
      5   -   US INTERACTIVE, INC                           110
    200   -   USWEB CORP                                  6,862
    100   -   VALASSIS COMMUNICATIONS, INC                4,393
    200   -   VANTIVE CORP                                1,737
    200   -   VERIO, INC                                  6,200
    100   -   VERISIGN, INC                              10,650
    300   -   VERITAS SOFTWARE CORP                      22,781
    100       WACKENHUT CORP SERIES A                     1,975
    100   -   WAVE SYSTEMS CORP (CLASS A)                 1,075
    100   -   WIND RIVER SYSTEMS, INC                     1,900
    300   -   YAHOO, INC                                 53,850
                                                    -----------
                                                      2,293,115
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 11.77%
  3,300       ABBOTT LABORATORIES CO                    121,275
    500       AIR PRODUCTS & CHEMICALS, INC              14,531
    100       ALBERTO CULVER CO (CLASS B)                 2,312
    200       ALLERGAN, INC                              22,000
    100       ALPHARMA, INC (CLASS A)                     3,531
    200   -   ALZA CORP                                   8,562
  2,800       AMERICAN HOME PRODUCTS CORP               116,200
  1,100   -   AMGEN, INC                                 89,650
    500       AVON PRODUCTS, INC                         12,406
    100   -   BIO-TECHNOLOGY GENERAL CORP                   959
    300   -   BIOGEN, INC                                23,643
  4,400       BRISTOL-MYERS SQUIBB CO                   297,000
    200       CABOT CORP                                  4,750
    400   -   CAREMARK RX, INC                            2,250
    100       CARTER WALLACE, INC                         1,787
    100   -   CENTOCOR, INC                               5,856
    200   -   CHIRON CORP                                 5,537
    100       CHURCH & DWIGHT CO, INC                     2,500
    192       CK WITCO CORP                               2,796
    400       CLOROX CO                                  15,300
  1,300   -   COLGATE PALMOLIVE CO                       59,475
    100   -   CYTEC INDUSTRIES, INC                       2,400
    100   -   DIAGNOSTIC PRODUCTS CORP                    2,681
    200       DIAL CORP                                   5,100
    500       DOW CHEMICAL CO                            56,812
  1,942       DU PONT (E.I.) DE NEMOURS & CO            118,219

SHARES                                                 VALUE
    100   -   DURA PHARMACEUTICALS, INC             $     1,393
    200       EASTMAN CHEMICAL CO                         8,000
    200       ECOLAB, INC                                 6,825
    100   -   ENZON, INC                                  3,050
    100       FERRO CORP                                  2,131
    100   -   FMC CORP                                    4,825
    200   -   FOREST LABORATORIES, INC                    8,425
    300       GENERAL CHEMICAL GROUP, INC                 1,031
    200   -   GENZYME CORP (GENERAL DIVISION)             9,012
     35   -   GENZYME SURGICAL PRODUCTS                     197
    100   -   GILEAD SCIENCES, INC                        6,418
    200   -   GRACE W.R. & CO                             3,212
    100       GREAT LAKES CHEMICAL CORP                   3,806
    100       HANNA (M.A.) CO                             1,137
    300       HERCULES, INC                               8,587
    200       ICN PHARMACEUTICALS, INC                    3,437
    100   -   ICOS CORP                                   2,950
    100   -   IDEXX LABORATORIES, INC                     1,721
    200   -   IMC GLOBAL, INC                             2,912
    200   -   IMMUNEX CORP                                8,675
    200       INTERNATIONAL FLAVORS & FRAGRANCES,
                INC                                       6,900
    200   -   IVAX CORP                                   3,300
  2,900       JOHNSON & JOHNSON CO                      266,437
    100       JONES PHARMACEUTICAL, INC                   3,296
    200       LAUDER (ESTEE) CO (CLASS A)                 7,812
    100   -   LIGAND PHARMACEUTICALS CO (CLASS A)           762
  2,000       LILLY (ELI) & CO                          128,000
    100   -   LIPOSOME CO, INC                              760
    200       LUBRIZOL CORP                               5,137
    100       LYONDELL CHEMICAL CO                        1,337
    200       MALLINCKRODT, INC                           6,037
    100   -   MEDCO RESEARCH, INC                         2,493
    100   -   MEDICIS PHARMACEUTICAL CORP
                (CLASS A)                                 2,850
    100   -   MEDIMMUNE, INC                              9,965
  5,200       MERCK & CO, INC                           337,025
    200       MILLENNIUM CHEMICAL, INC                    4,087
    100   -   MILLENNIUM PHARMACEUTICALS, INC             6,500
    100       MISSISSIPPI CHEMICAL CORP                     700
  1,400       MONSANTO CO                                49,962
    300       MYLAN LABORATORIES, INC                     5,512
    100       NALCO CHEMICAL CORP                         5,050
    100   -   NBTY, INC                                     762
    200       NL INDUSTRIES, INC                          2,525
    100   -   OCTEL CORP                                  1,125
    100   -   ORGANOGENESIS, INC                            743
    100   -   PERRIGO CO                                    787
  8,400       PFIZER, INC                               301,875
  1,100       PHARMACIA & UPJOHN, INC                    54,587
    400   -   PPG INDUSTRIES, INC                        24,000
    400       PRAXAIR, INC                               18,400
  2,900       PROCTER & GAMBLE CO                       271,875
    100   -   REXALL SUNDOWN, INC                         1,231
    100   -   ROBERTS PHARMACEUTICAL CORP                 3,025
    200   -   ROHM & HAAS CO                              7,225
    200       RPM, INC                                    2,437

See notes to financial statements                        1999 ANNUAL REPORT   51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
  3,200       SCHERING-PLOUGH CORP                  $   139,600
    100   -   SCOTTS CO (CLASS A)                         3,462
    100   -   SEPRACOR, INC                               7,550
    300       SHERWIN-WILLIAMS CO                         6,281
    200   -   SICOR, INC                                    793
    200   -   SIGMA ALDRICH CORP                          6,350
    100   -   TECHNE CORP                                 3,137
    100   -   THERAGENICS CORP                            1,275
    100   -   TRIANGLE PHARMACEUTICALS, INC               1,925
    200       USEC, INC                                   2,050
    100   -   U.S. BIOSCIENCE, INC                        1,425
    300       UNION CARBIDE CORP                         17,043
    100       VALSPAR CORP                                3,268
     33   -   VENTIV HEALTH, INC                            325
  1,800       WARNER-LAMBERT CO                         119,475
    200   -   WATSON PHARMACEUTICALS, INC                 6,112
                                                    -----------
                                                      2,949,866
                                                    -----------
COMMUNICATIONS -- 12.05%
    100   -   ADELPHIA COMMUNICATIONS CORP
                (CLASS A)                                 5,881
    100   -   ALLEGIANCE TELECOM, INC                     5,262
    667       ALLTEL CORP                                46,940
  2,400       AMERITECH CORP                            161,250
    300   -   AMFM, INC                                  18,262
    100   -   ASCENT ENTERTAINMENT GROUP, INC             1,375
    100   -   ASSOCIATED GROUP, INC (CLASS A)             6,050
  6,900       AT & T CORP                               300,150
  2,500   -   AT & T CORP - LIBERTY MEDIA GROUP
                (CLASS A)                                92,812
  3,400       BELL ATLANTIC CORP                        228,862
  4,200       BELLSOUTH CORP                            189,000
    300   -   CABLEVISION SYSTEMS CORP (CLASS A)         21,825
  1,500   -   CBS CORP                                   69,375
    300       CENTURYTEL, INC                            12,187
    300       CINCINNATI BELL, INC                        5,831
    600   -   CLEAR CHANNEL COMMUNICATIONS, INC          47,925
  1,600       COMCAST CORP (CLASS A) SPECIAL             63,800
    100   -   CONCENTRIC NETWORK CORP                     2,031
    100   -   COVAD COMMUNICATIONS GROUP                  4,359
    346   -   COX COMMUNICATIONS, INC (CLASS A)          14,445
    100   -   CROWN CASTLE INTERNATIONAL CORP             1,871
    100   -   E.SPIRE COMMUNICATIONS, INC                   725
    200   -   EXODUS COMMUNICATIONS, INC                 14,412
    300   -   FOX ENTERTAINMENT GROUP, INC                6,337
    100   -   GENERAL COMMUNICATION (CLASS A)               521
    820   -   GLOBAL CROSSING LTD                        21,730
    400   -   GLOBAL TELESYSTEMS GROUP, INC               7,887
  2,100       GTE CORP                                  161,437
    100   -   HISPANIC BROADCASTING CORP                  7,612
    100   -   ICG COMMUNICATIONS, INC                     1,556
    400   -   INFINITY BROADCASTING CORP (CLASS A)       11,725
    100   -   INTERMEDIA COMMUNICATIONS, INC              2,175
    200   -   INTERNATIONAL FIBERCOM, INC                 1,050
    100   -   ITC DELTACOM, INC                           2,750
    100   -   IXC COMMUNICATIONS, INC                     3,943

SHARES                                                 VALUE
    600   -   LEVEL 3 COMMUNICATIONS, INC           $    31,331
  6,625       LUCENT TECHNOLOGIES, INC                  429,796
  4,200   -   MCI WORLDCOM, INC                         301,875
    200   -   MCLEODUSA, INC (CLASS A)                    8,512
  1,300   -   MEDIA ONE GROUP, INC                       88,806
    200   -   METROMEDIA FIBER NETWORK (CLASS A)          4,900
    300   -   NEXTEL COMMUNICATIONS, INC (CLASS A)       20,343
    300   -   NEXTLINK COMMUNICATIONS, INC               15,553
    100       NORTH PITTSBURGH SYSTEMS, INC               1,825
    200   -   NTL, INC                                   19,218
    200   -   PAGING NETWORK, INC                           206
    100   -   PANAMSAT CORP                               3,612
    100   -   PAXSON COMMUNICATIONS CORP                  1,225
    100   -   PREMIERE TECHNOLOGIES, INC                    593
    100   -   PRICE COMMUNICATIONS CORP                   2,506
    100   -   PRIMUS TELECOMMUNICATIONS GROUP, INC        2,100
    200   -   QWEST COMMUNICATIONS INTERNATIONAL ,
                INC                                       5,912
    100   -   RCN CORP                                    4,100
    100   -   RHYTHMS NETCONNECTIONS, INC                 3,450
  4,400       SBC COMMUNICATIONS, INC                   224,675
    100   -   SKYTEL COMMUNICATIONS, INC                  1,831
  1,500       SPRINT CORP (FON GROUP)                    81,375
    500   -   SPRINT CORP (PCS GROUP)                    37,281
    100   -   STAR TELECOMMUNICATIONS, INC                  540
    100   -   TALK.COM, INC                               1,290
    100       TELEPHONE & DATA SYSTEMS, INC               8,881
    100   -   TV GUIDE, INC                               3,912
  1,100       U.S. WEST, INC                             62,768
    200   -   U.S.A. NETWORKS, INC                        7,750
    100   -   UNITEDGLOBALCOM, INC (CLASS A)              7,162
    100   -   UNIVISION COMMUNICATIONS, INC               8,137
  1,200   -   VIACOM, INC (CLASS B)                      50,700
    200   -   VOICESTREAM WIRELESS CORP                  12,343
    400   -   WESTERN WIRELESS CORP (CLASS A)            17,937
    100   -   WINSTAR COMMUNICATIONS, INC                 3,906
                                                    -----------
                                                      3,019,704
                                                    -----------
DEPOSITORY INSTITUTIONS -- 7.07%
    400       AMSOUTH BANCORP                             9,375
    100       ASSOCIATED BANC-CORP                        3,618
    100       ASTORIA FINANCIAL CORP                      3,075
  3,800       BANK OF AMERICA CORP                      211,612
  1,600       BANK OF NEW YORK CO, INC                   53,500
  2,600       BANK ONE CORP                              90,512
    100       BANK UNITED CORP (CLASS A)                  3,237
    100       BANKATLANTIC BANCORP, INC (CLASS B)           634
    700       BANKBOSTON CORP                            30,362
    700       BB&T CORP                                  22,662
    100       CAPITOL FEDERAL FINANCIAL                     996
    100       CCB FINANCIAL CORP                          4,162
    100       CENTURA BANKS, INC                          4,137
    420       CHARTER ONE FINANCIAL, INC                  9,712
  1,900       CHASE MANHATTAN CORP                      143,212
    100       CHITTENDEN CORP                             2,850
    100       CITY NATIONAL CORP                          3,356
    100       CNB BANCSHARES, INC                         5,300

 52  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
DEPOSITORY INSTITUTIONS -- (CONTINUED)
    200   -   COLONIAL BANCGROUP, INC               $     2,237
    300       COMERICA, INC                              15,187
    100       COMMERCE BANCSHARES, INC                    3,537
    200       COMMERCIAL FEDERAL CORP                     3,925
    100       COMMUNITY FIRST BANKSHARES, INC             1,687
    100       COMMUNITY TRUST BANCORP, INC                2,168
    200       COMPASS BANCSHARES, INC                     5,000
    450   -   CONCORD EFS, INC                            9,281
    200       CULLEN FROST BANKERS, INC                   5,000
    200       DIME BANCORP, INC                           3,500
    100       DOWNEY FINANCIAL CORP                       2,012
    500       FIFTH THIRD BANCORP                        30,421
    200       FIRST AMERICAN CORP                         8,575
    100       FIRST FEDERAL CAPITAL CORP                  1,550
    400       FIRST SECURITY CORP                         9,512
    300       FIRST TENNESSEE NATIONAL CORP               8,437
  2,200       FIRST UNION CORP                           78,237
    100       FIRST VIRGINIA BANKS, INC                   4,356
  2,127       FIRSTAR CORP                               54,504
    100   -   FIRSTFED FINANCIAL CORP                     1,737
    200       FIRSTMERIT CORP                             5,075
    100       FLAGSTAR BANCORP, INC                       1,537
  1,400       FLEET FINANCIAL GROUP, INC                 51,275
    100       FULTON FINANCIAL CORP                       1,875
    300   -   GOLDEN STATE BANCORP, INC                   5,381
    100       GOLDEN WEST FINANCIAL CORP                  9,825
    200       GREENPOINT FINANCIAL CORP                   5,312
    300       HIBERNIA CORP (CLASS A)                     3,487
    200       HUDSON UNITED BANCORP                       6,162
    550       HUNTINGTON BANCSHARES, INC                 14,609
    100       INDEPENDENCE COMMUNITY BANK CORP            1,193
  1,100       KEYCORP                                    28,393
    100       KEYSTONE FINANCIAL, INC                     2,375
    200   -   LOCAL FINANCIAL CORP                        1,850
    300       MARSHALL & ILSLEY CORP                     17,118
  1,500       MBNA CORP                                  34,218
  1,200       MELLON BANK CORP                           40,500
    100       MERCANTILE BANKSHARES CORP                  3,093
    400       MORGAN (J.P.) & CO, INC                    45,700
  1,600       NATIONAL CITY CORP                         42,700
    200       NATIONAL COMMERCE BANCORP                   4,393
    400       NORTH FORK BANCORP, INC                     7,800
    200       NORTHERN TRUST CORP                        16,700
    200   -   OCWEN FINANCIAL CORP                        1,337
    210       OLD KENT FINANCIAL CORP                     7,796
    100       OLD NATIONAL BANCORP                        2,887
    100       ONE VALLEY BANCORP, INC                     3,450
    200       PACIFIC CENTURY FINANCIAL CORP              4,087
    100       PEOPLES BANK OF BRIDGEPORT CO               2,362
    200       PEOPLES HERITAGE FINANCIAL GROUP,
                INC                                       3,325
    700       PNC BANK CORP                              36,881
    300       POPULAR, INC                                8,325
    100       PROVIDENT FINANCIAL GROUP                   3,656
    300       PROVIDIAN FINANCIAL CORP                   23,756

SHARES                                                 VALUE
    500       REGIONS FINANCIAL CORP                $    15,000
    100       REPUBLIC BANCORP, INC                       1,156
    300       REPUBLIC NEW YORK CORP                     18,431
    200       REPUBLIC SECURITY FINANCIAL CORP            1,737
    100       ROSLYN BANCORP, INC                         1,787
    100       SEACOAST FINANCIAL SERVICES CORP            1,000
    100   -   SILICON VALLEY BANCSHARES                   2,412
    100       SKY FINANCIAL GROUP, INC                    2,350
    400       SOUTHTRUST CORP                            14,350
    300       SOVEREIGN BANCORP, INC                      2,728
    300       STATE STREET CORP                          19,387
    100       STATEN ISLAND BANCORP, INC                  1,881
    400       SUMMIT BANCORP                             12,975
    700       SUNTRUST BANKS, INC                        46,025
    500       SYNOVUS FINANCIAL CORP                      9,343
    200       TCF FINANCIAL CORP                          5,712
    100   -   TELEBANC FINANCIAL CORP                     2,300
    100       TRIANGLE BANCORP, INC                       1,850
    100       TRUSTMARK CORP                              2,250
  1,600       U.S. BANCORP                               48,300
    300       UNION PLANTERS CORP                        12,225
    100       UNIONBANCAL CORP                            3,625
    100       VALLEY NATIONAL BANCORP                     2,487
    400       WACHOVIA CORP                              31,450
    100       WASHINGTON FEDERAL, INC                     2,318
  1,400       WASHINGTON MUTUAL, INC                     40,950
    100       WEBSTER FINANCIAL CORP                      2,550
  3,600       WELLS FARGO CO                            142,650
    100       WESTAMERICA BANCORP                         3,025
    100       WESTCORP                                    1,493
    100       WESTERNBANK PUERTO RICO                     1,212
    100       WILMINGTON TRUST CORP                       4,856
    200       ZIONS BANCORP                              11,025
                                                    -----------
                                                      1,772,448
                                                    -----------
EATING AND DRINKING PLACES -- 0.83%
    100   -   APPLEBEES INTERNATIONAL, INC                3,368
    100       BOB EVANS FARMS, INC                        2,037
    100   -   BRINKER INTERNATIONAL, INC                  2,712
    100       CBRL GROUP, INC                             1,550
    100   -   CEC ENTERTAINMENT, INC                      3,587
    100       CKE RESTAURANTS, INC                          725
    300       DARDEN RESTAURANTS, INC                     5,868
    100   -   FOODMAKER, INC                              2,493
    200       HOST MARRIOTT CORP (NEW)                    1,900
    100   -   IHOP CORP (NEW)                             2,025
    100   -   LANDRYS SEAFOOD RESTAURANTS, INC              800
    100   -   LONE STAR STEAKHOUSE & SALOON, INC            768
    400       MARRIOTT INTERNATIONAL (CLASS A)           13,075
  2,900       MCDONALD'S CORP                           124,700
    100   -   NPC INTERNATIONAL, INC                      1,125
    100   -   O CHARLEYS, INC                             1,475
    200   -   OUTBACK STEAKHOUSE, INC                     5,093
    100       RUBY TUESDAY, INC                           1,950
    100   -   RYANS FAMILY STEAK HOUSES, INC                900

See notes to financial statements                        1999 ANNUAL REPORT   53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
EATING AND DRINKING PLACES -- (CONTINUED)
    400   -   TRICON GLOBAL RESTAURANTS, INC        $    16,375
    200   -   U.S. FOODSERVICE, INC                       3,600
    200       VIAD CORP                                   5,900
    200       WENDYS INTERNATIONAL, INC                   5,275
                                                    -----------
                                                        207,301
                                                    -----------
EDUCATIONAL SERVICES -- 0.05%
    100   -   APOLLO GROUP, INC (CLASS A)                 2,112
    100   -   CAREER EDUCATION CORP                       2,900
    100   -   CORINTHIAN COLLEGES INC                     1,887
    100   -   DEVRY, INC                                  2,000
    100   -   LEARNING TREE INTERNATIONAL, INC            1,656
    100   -   SYLVAN LEARNING SYSTEMS, INC                1,937
                                                    -----------
                                                         12,492
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 3.31%
    300   -   AES CORP                                   17,700
    200       AGL RESOURCES, INC                          3,250
    300       ALLEGHENY ENERGY, INC                       9,543
    200       ALLIANT ENERGY CORP                         5,537
    300   -   ALLIED WASTE INDUSTRIES, INC                3,506
    300       AMEREN CORP                                11,343
    300       AMERICAN ELECTRIC POWER CO, INC            10,237
    100       AMERICAN WATER WORKS CO, INC                2,893
    100       AVISTA CORP                                 1,756
    100   -   CALPINE CORP                                8,506
    300       CAROLINA POWER & LIGHT CO                  10,612
    100       CASCADE NATURAL GAS CORP                    1,787
    500       CENTRAL & SOUTH WEST CORP                  10,562
    300       CINERGY CORP                                8,493
    100   -   CITIZENS UTILITIES CO (CLASS B)             1,131
    200       CMS ENERGY CORP                             6,787
    400       COASTAL CORP                               16,375
    200       COLUMBIA ENERGY GROUP                      11,075
    200       CONECTIV, INC                               3,925
    600       CONSOLIDATED EDISON CO OF N.Y., INC        24,900
    200       CONSOLIDATED NATURAL GAS CO                12,475
    300       CONSTELLATION ENERGY GROUP                  8,437
    500       DOMINION RESOURCES, INC                    22,562
    300       DPL, INC                                    5,287
    200       DQE, INC                                    7,825
    400       DTE ENERGY CO                              14,450
    800       DUKE ENERGY CORP                           44,100
    800       EDISON INTERNATIONAL CO                    19,450
    200       EL PASO ENERGY CORP                         7,962
    200       ENERGEN CORP                                4,050
    400       ENERGY EAST CORP                            9,500
    500       ENTERGY CORP                               14,468
    100       EQUITABLE RESOURCES, INC                    3,781
    500       FIRSTENERGY CORP                           12,750
    200       FLORIDA PROGRESS CORP                       9,250
    400       FPL GROUP, INC                             20,150
    300       GPU, INC                                    9,787
    100       HAWAIIAN ELECTRIC INDUSTRIES, INC           3,518
    100       ILLINOVA CORP                               2,806
    100       INDIANA ENERGY, INC                         2,006

SHARES                                                 VALUE
    100       IPALCO ENTERPRISES, INC               $     1,943
    100       KANSAS CITY POWER & LIGHT CO                2,418
    300       KEYSPAN CORP                                8,587
    100       KN ENERGY, INC                              2,243
    300       LOUISVILLE GAS & ELECTRIC ENERGY
                CORP                                      6,375
    200       MCN ENERGY GROUP, INC                       3,437
    200       MINNESOTA POWER, INC                        3,512
    200       MONTANA POWER CO                            6,087
    100       NATIONAL FUEL GAS CO                        4,718
    200       NEW CENTURY ENERGIES, INC                   6,687
    100       NEW ENGLAND ELECTRIC SYSTEMS CO             5,187
    100   -   NEWPARK RESOURCES, INC                        775
    400   -   NIAGARA MOHAWK HOLDINGS, INC                6,175
    100       NICOR, INC                                  3,718
    300       NISOURCE, INC                               6,637
    300   -   NORTHEAST UTILITIES CO                      5,512
    300       NORTHERN STATES POWER CO                    6,468
    100       NORTHWEST NATURAL GAS CO                    2,581
    200       OGE ENERGY CORP                             4,450
    600       PACIFICORP                                 12,075
    500       PECO ENERGY CO                             18,750
    100       PEOPLES ENERGY CORP                         3,518
    800       PG&E CORP                                  20,700
    100       PIEDMONT NATURAL GAS CO, INC                3,031
    200       PINNACLE WEST CAPITAL CORP                  7,275
    300       POTOMAC ELECTRIC POWER CO                   7,631
    300       PP&L RESOURCES, INC                         8,118
    500       PUBLIC SERVICE ENTERPRISE GROUP, INC       19,312
    200       PUGET SOUND ENERGY, INC                     4,487
    400       QUESTAR CORP                                7,250
    600       RELIANT ENERGY, INC                        16,237
    100   -   REPUBLIC SERVICES, INC (CLASS A)            1,087
    200       RGS ENERGY GROUP, INC                       4,900
    200       SCANA CORP                                  4,837
    700       SEMPRA ENERGY                              14,568
    100       SIERRA PACIFIC RESOURCES (NEW)              2,225
    100       SIG CORP, INC                               2,550
    200       SONAT, INC                                  7,937
  1,500       SOUTHERN CO                                38,625
    100       SOUTHWESTERN ENERGY CO                        906
    100   -   STERICYCLE, INC                             1,468
    300       TECO ENERGY, INC                            6,337
    700       TEXAS UTILITIES CO                         26,118
    100   -   U.S. LIQUIDS, INC                             700
    500       UNICOM CORP                                18,468
    200       UTILICORP UNITED, INC                       4,212
    100       WASHINGTON GAS LIGHT CO                     2,712
    100   -   WASTE CONNECTIONS, INC                      2,056
  1,300   -   WASTE MANAGEMENT, INC                      25,025
    100       WESTERN RESOURCES, INC                      2,137
    900       WILLIAMS COS, INC                          33,693
    200       WISCONSIN ENERGY CORP                       4,687
    100       WPS RESOURCES CORP                          2,806
                                                    -----------
                                                        828,480
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 9.65%
    300   -   ADC TELECOMMUNICATIONS, INC                12,581

 54  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT -- (CONTINUED)
    200   -   ADVANCED FIBRE COMMUNICATIONS         $     4,450
    300   -   ADVANCED MICRO DEVICES, INC                 5,156
    100   -   AEROFLEX, INC                               1,218
    300       ALLEGHENY TELEDYNE, INC                     5,062
    100   -   ALLEN TELECOM, INC                            975
    100   -   ALLIANCE SEMICONDUCTOR CORP                 1,062
    400   -   ALTERA CORP                                17,350
    300   -   AMERICAN POWER CONVERSION CORP              5,700
    300   -   AMERICAN TOWER SYSTEMS (CLASS A)            5,868
    100       AMETEK, INC                                 1,981
    200   -   AMKOR TECHNOLOGY, INC                       3,225
    100   -   AMPEX CORP (CLASS A)                          293
    400   -   ANALOG DEVICES, INC                        20,500
    100   -   ANCOR COMMUNICATIONS, INC                   2,425
    200   -   ANDREW CORP                                 3,475
    200   -   APPLIED MICRO CIRUCUITS CORP               11,400
    100   -   ARTESYN TECHNOLOGIES, INC                   1,896
    100   -   ASPECT TELECOMMUNICATIONS CORP              1,696
    200   -   ATMEL CORP                                  6,762
    100       BALDOR ELECTRIC CO                          1,893
    100       BMC INDUSTRIES, INC                         1,231
    100   -   BROADCOM CORP (CLASS A)                    10,900
    100   -   CELLNET DATA SYSTEMS, INC                     393
    200   -   CHECKPOINT SYSTEMS, INC                     1,862
    300   -   CIENA CORP                                 10,950
    100   -   COMMSCOPE, INC                              3,250
    100   -   COMVERSE TECHNOLOGY, INC                    9,431
    200   -   CONEXANT SYSTEMS, INC                      14,531
    200       COOPER INDUSTRIES, INC                      9,350
    200       CTS CORP                                   11,500
    200   -   CYPRESS SEMICONDUCTOR CORP                  4,300
    100       DALLAS SEMICONDUCTOR CORP                   5,343
    200   -   DIGITAL MICROWAVE CORP                      3,137
    100   -   DII GROUP, INC                              3,518
    100   -   DSP COMMUNICATIONS, INC                     1,900
    100   -   E-TEK DYNAMICS, INC                         5,425
    100   -   ECHOSTAR COMMUNICATIONS CORP
              (CLASS A)                                   9,081
    900       EMERSON ELECTRIC CO                        56,868
    100   -   ESS TECHNOLOGY                              1,325
    100   -   EXECUTONE INFORMATION SYSTEMS, INC            300
    100       EXIDE CORP                                    956
  7,100       GENERAL ELECTRIC CO                       841,793
    300   -   GENERAL INSTRUMENT CORP                    14,437
    500   -   GLENAYRE TECHNOLOGIES, INC                  1,500
    200       HARRIS CORP                                 5,525
    100       HUBBELL, INC (CLASS B)                      3,187
    100       INNOVEX, INC                                  900
    200   -   INTEGRATED DEVICE TECHNOLOGY, INC           3,700
  7,386       INTEL CORP                                548,872
    300   -   INTERDIGITAL COMMUNICATIONS CORP            1,650
    100   -   INTERNATIONAL RECTIFIER CORP                1,525
    100   -   INTERVOICE-BRITE, INC                       1,106
    100   -   JABIL CIRCUIT, INC                          4,950

SHARES                                                 VALUE
    200   -   JDS UNIPHASE CORP                     $    22,762
    100   -   KEMET CORP                                  3,196
    300   -   KOMAG, INC                                    900
    200   -   LATTICE SEMICONDUCTOR CORP                  5,937
    400       LINEAR TECHNOLOGY CO                       23,512
    100   -   LSI INDUSTRIES, INC                         2,287
    300   -   LSI LOGIC CORP                             15,450
    200   -   MAGNETEK, INC                               1,787
    300   -   MAXIM INTEGRATED PRODUCTS                  18,928
    100       MAXWELL TECHNOLOGIES, INC                   1,313
    200       MAYTAG CO                                   6,662
    100   -   MELITA INTERNATIONAL CORP                     781
    100   -   MEMC ELECTRONIC MATERIALS, INC              1,375
    100       METHODE ELECTRONICS, INC (CLASS A)          1,887
    200   -   MICREL, INC                                 8,675
    100   -   MICROCHIP TECHNOLOGY, INC                   5,137
    500   -   MICRON TECHNOLOGY, INC                     33,281
    100   -   MMC NETWORKS, INC                           3,118
    200       MOLEX, INC                                  7,275
  1,300       MOTOROLA, INC                             114,400
    100   -   MRV COMMUNICATIONS, INC                     2,368
    300   -   NATIONAL SEMICONDUCTOR CORP                 9,150
    100       NATIONAL SERVICE INDUSTRIES, INC            3,150
    100   -   P-COM, INC                                    700
    100   -   PAIRGAIN TECHNOLOGIES, INC                  1,275
    100   -   PICTURETEL CORP                               425
    100       PITTWAY CORP (CLASS A)                      3,150
    100   -   PLANTRONICS, INC                            4,975
    100   -   PMC-SIERRA, INC                             9,250
    100   -   QLOGIC CORP                                 6,987
    300   -   QUALCOMM, INC                              56,756
    100   -   RAYOVAC CORP                                2,162
    100   -   READ RITE CORP                                440
    100   -   REMEC, INC                                  1,375
    100   -   RF MICRO DEVICES, INC                       4,575
    100   -   S3, INC                                     1,043
    100   -   SANMINA CORP                                7,737
    200   -   SCI SYSTEMS, INC                            8,887
    200       SCIENTIFIC-ATLANTA, INC                     9,912
    100   -   SDL, INC                                    7,631
    100   -   SENSORMATIC ELECTRONICS CORP                1,268
    500   -   SOLECTRON CORP                             35,906
    100   -   TEKELEC                                     1,381
    700   -   TELLABS, INC                               39,856
  1,700       TEXAS INSTRUMENTS, INC                    139,825
    100       THOMAS & BETTS CORP                         5,100
    200   -   TITAN CORP                                  2,875
    100   -   TRANSWITCH CORP                             5,700
    100   -   UCAR INTERNATIONAL, INC                     2,281
    100   -   VISHAY INTERTECHNOLOGY, INC                 2,375
    200   -   VITESSE SEMICONDUCTOR CORP                 17,075
    200       WHIRLPOOL CORP                             13,062
    100   -   WORLD ACCESS, INC                           1,118
    300   -   XILINX, INC                                19,659
                                                    -----------
                                                      2,417,756
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ENGINEERING AND MANAGEMENT SERVICES -- 0.22%
    200   -   CATALYTICA, INC                       $     3,000
    200   -   CORNELL CORRECTIONS, INC                    3,275
    100   -   COVANCE, INC                                  968
    300   -   DUN & BRADSTREET CORP                       8,962
    100       EG & G, INC                                 3,981
    100   -   FIRST CONSULTING GROUP, INC                 1,000
    100   -   GARTNER GROUP, INC (CLASS A)                1,593
    100   -   IT GROUP, INC                                 956
    100   -   NAVIGANT CONSULTING CO                      4,637
    100   -   NFO WORLDWIDE, INC                          1,275
    100   -   PAREXEL INTERNATIONAL CORP                    912
    100   -   PROFIT RECOVERY GROUP
                INTERNATIONAL, INC                        4,463
    200   -   QUINTILES TRANSNATIONAL CORP                3,806
    600       SERVICEMASTER CO                            9,637
    100   -   TETRA TECH, INC                             1,668
    100   -   WACKENHUT CORRECTIONS CORP                  1,337
    100   -   WHITTMAN HART, INC                          3,878
                                                    -----------
                                                         55,348
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.70%
    100       BALL CORP                                   4,406
    100       CRANE CO                                    2,243
    200       CROWN CORK & SEAL CO, INC                   4,850
    400       FORTUNE BRANDS, INC                        12,900
  2,400       GILLETTE CO                                81,450
    100       HARSCO CORP                                 2,762
    100       MARK IV INDUSTRIES, INC                     1,975
    800       MASCO CORP                                 24,800
    100   -   NCI BUILDING SYSTEMS, INC                   1,656
    200       PARKER-HANNIFIN CORP                        8,962
    300       ROCKWELL INTERNATIONAL CORP                15,750
    200       SNAP-ON, INC                                6,500
    100       STANLEY WORKS CO                            2,518
    100       STRUM, RUGER & CO, INC                        900
    100   -   TOWER AUTOMOTIVE, INC                       1,981
    100   -   U.S. CAN CORP                               2,043
                                                    -----------
                                                        175,696
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 3.11%
    200   -   AGRIBIOTECH, INC                              812
  1,100       ANHEUSER BUSCH COS, INC                    77,068
  1,365       ARCHER DANIELS MIDLAND CO                  16,635
    600       BESTFOODS, INC                             29,100
    100       BROWN FORMAN, INC (CLASS B)                 6,237
    700       CAMPBELL SOUP CO                           27,387
  4,800       COCA COLA CO                              230,700
    500       COCA COLA ENTERPRISES, INC                 11,281
  1,200       CONAGRA, INC                               27,075
    100       CORN PRODUCTS INTERNATIONAL, INC            3,043
    100       DEAN FOODS CO                               4,356
    200   -   DEL MONTE FOODS CO                          2,825
    100       DOLE FOOD, INC                              1,900
    100       EARTHGRAINS CO                              2,212
    200       FLOWERS INDUSTRIES, INC                     2,712

SHARES                                                 VALUE
    400       GENERAL MILLS, INC                    $    32,450
    700       HEINZ (H.J.) CO                            30,100
    200       HERSHEY FOODS CORP                          9,737
    200       IBP, INC                                    4,937
    200       IMPERIAL SUGAR CO                           1,225
    100   -   INTERNATIONAL HOME FOODS, INC               1,750
    100   -   KEEBLER FOODS CO                            2,987
    500       KELLOGG CO                                 18,718
    100       LANCASTER COLONY CORP                       3,200
    100       LANCE, INC                                  1,306
    100       MCCORMICK & CO, INC (NON-VOTE)              3,306
    700       NABISCO GROUP HOLDINGS                     10,500
    100       NABISCO HOLDINGS CORP (CLASS A)             3,456
    200       PEPSI BOTTLING GROUP, INC                   3,412
  3,100       PEPSICO, INC                               93,775
    300       QUAKER OATS CO                             18,562
    200   -   RALCORP HOLDINGS, INC                       3,537
    700       RALSTON PURINA CO                          19,468
  2,100       SARA LEE CORP                              49,218
    100   -   SMITHFIELD FOODS, INC                       2,675
    100   -   SUIZA FOODS CORP                            3,750
    100       TOOTSIE ROLL INDUSTRIES, INC                3,287
    200       TYSON FOODS, INC                            3,287
    100   -   UNIVERSAL FOODS CORP                        2,293
    200       WHITMAN CORP                                2,850
    100   -   WRIGLEY (WM) JR CO                          6,881
                                                    -----------
                                                        780,010
                                                    -----------
FOOD STORES -- 0.61%
    941       ALBERTSONS, INC                            37,228
    266       DELHAIZE AMERICA, INC (CLASS B)             6,018
    100   -   GRAND UNION CO                              1,365
    100       GREAT ATLANTIC & PACIFIC TEA CO, INC        3,031
    100       HANNAFORD BROTHERS, INC                     7,043
  1,900   -   KROGER CO                                  41,918
  1,000   -   SAFEWAY, INC                               38,062
    400   -   STARBUCKS CORP                              9,912
    100   -   WHOLE FOODS MARKET, INC                     3,271
    200       WINN DIXIE STORES, INC                      5,937
                                                    -----------
                                                        153,785
                                                    -----------
FORESTRY -- 0.02%
    200       GEORGIA-PACIFIC CORP (TIMBER GROUP)         4,575
                                                    -----------
FURNITURE AND FIXTURES -- 0.22%
    100       BUSH INDUSTRIES, INC (CLASS A)              1,306
    100       ETHAN ALLEN INTERIORS, INC                  3,181
    100   -   FURNITURE BRANDS INTERNATIONAL, INC         1,968
    100       HON INDUSTRIES, INC                         1,925
    100       KIMBALL INTERNATIONAL, INC (CLASS B)        1,925
    100       LA-Z-BOY, INC                               1,906
    100   -   LEAR CORP                                   3,518
    400       LEGGETT & PLATT, INC                        7,875
    200       MILLER (HERMAN), INC                        4,781
    600       NEWELL RUBBERMAID, INC                     17,137

 56  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
FURNITURE AND FIXTURES -- (CONTINUED)
    200   -   SELECT COMFORT CORP                   $     1,387
    200       STEELCASE, INC                              2,787
    300       U.S. INDUSTRIES, INC                        4,725
                                                    -----------
                                                         54,421
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.32%
    200   -   BED BATH & BEYOND, INC                      6,987
    300   -   BEST BUY, INC                              18,618
    100   -   BOMBAY, INC                                   506
    400       CIRCUIT CITY STORES-CIRCUIT CITY
                GROUP                                    16,875
    200   -   COMPUSA, INC                                1,225
    100   -   GUITAR CENTER, INC                            943
    100       HAVERTY FURNITURE COS, INC                  1,450
    100   -   LINENS N THINGS, INC                        3,375
    100   -   MUSICLAND STORES CORP                         875
    200       PIER 1 IMPORTS, INC                         1,350
    400       TANDY CORP                                 20,675
    100   -   TRANS WORLD ENTERTAINMENT CORP              1,268
    100   -   WILLIAMS-SONOMA, INC                        4,856
                                                    -----------
                                                         79,003
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.07%
    100       CENTEX CORP                                 2,956
    100       HILLENBRAND INDUSTRIES, INC                 2,637
    100       HORTON (D.R.), INC                          1,293
    100       KAUFMAN & BROAD HOME CORP                   2,062
    100       LENNAR CORP                                 1,593
    100       MDC HOLDINGS, INC                           1,618
    100       STANDARD-PACIFIC CORP                       1,025
    100   -   TOLL BROTHERS, INC                          1,906
    100   -   WALTER INDUSTRIES, INC                      1,350
    100   -   WEBB (DEL) CORP                             2,200
                                                    -----------
                                                         18,640
                                                    -----------
GENERAL MERCHANDISE STORES -- 2.20%
    100   -   BJS WHOLESALE CLUB, INC                     2,956
    100       CASEYS GENERAL STORES, INC                  1,340
    200   -   CONSOLIDATED STORES CORP                    4,412
    500   -   COSTCO WHOLESALE CORP                      36,000
  1,000       DAYTON HUDSON CORP                         60,062
    200       DILLARDS, INC (CLASS A)                     4,062
    300       DOLLAR GENERAL CORP                         9,262
    100   -   DOLLAR TREE STORES, INC                     3,993
    300       FAMILY DOLLAR STORES, INC                   6,337
    500   -   FEDERATED DEPARTMENT STORES, INC           21,843
    100       HARCOURT GENERAL, INC                       4,162
  1,100   -   K MART CORP                                12,856
    300   -   KOHLS CORP                                 19,837
    800       MAY DEPARTMENT STORES CO                   29,150
    500       PENNEY, (J.C.) CO, INC                     17,187
    300   -   SAKS, INC                                   4,556
    800       SEARS ROEBUCK & CO                         25,100

SHARES                                                 VALUE
    100   -   SHOPKO STORES, INC                    $     2,900
    100   -   VALUE CITY DEPARTMENT STORES, INC           1,500
    300   -   VENATOR GROUP, INC                          2,568
  5,900       WAL-MART STORES, INC                      280,618
                                                    -----------
                                                        550,701
                                                    -----------
HEALTH SERVICES -- 0.34%
    100   -   ADVANCE PARADIGM, INC                       5,475
    100   -   APPLIED ANALYTICAL INDUSTRIES, INC          1,125
    100   -   APRIA HEALTHCARE GROUP, INC                 1,675
    100   -   BEVERLY ENTERPRISES, INC                      425
    100   -   CAREMATRIX CORP                               518
  1,200       COLUMBIA/HCA HEALTHCARE CORP               25,425
    100   -   ENZO BIOCHEMICAL, INC                       2,837
    100   -   EXPRESS SCRIPTS, INC                        7,825
    500   -   HEALTH MANAGEMENT ASSOCIATES, INC
                (CLASS A) NEW                             3,687
    900   -   HEALTHSOUTH CORP                            5,456
    200   -   INTEGRATED HEALTH SERVICES, INC               312
    100   -   LASER VISION CENTERS, INC                   1,403
    100   -   LCA-VISION, INC                               531
    100   -   LIFEPOINT HOSPITALS, INC                      868
    100   -   LINCARE HOLDINGS, INC                       2,665
    200   -   MANOR CARE, INC                             3,437
    100   -   MATRIA HEALTHCARE, INC                        587
    100   -   ORTHODONTIC CENTERS OF AMERICA, INC         1,750
    200   -   PHYCOR, INC                                   875
    100   -   QUORUM HEALTH GROUP, INC                      703
    100   -   RENAL CARE GROUP, INC                       2,190
    700   -   TENET HEALTHCARE CORP                      12,293
    100   -   TOTAL RENAL CARE HOLDINGS, INC                743
    100   -   TRIAD HOSPITALS, INC                        1,012
    100   -   U.S. ONCOLOGY, INC                            906
                                                    -----------
                                                         84,723
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.06%
    100   -   DYCOM INDUSTRIES, INC                       4,218
    200       FLUOR CORP                                  8,050
    100       FOSTER WHEELER CORP                         1,206
    100   -   MORRSION KNUDSEN CORP                       1,031
                                                    -----------
                                                         14,505
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.89%
    100       ALEXANDRIA REAL ESTATE EQUITIES, INC        2,943
    100       AMB PROPERTY CORP                           2,118
    100   -   AMERCO                                      2,856
    100       AMERICAN INDUSTRIAL PROPERTIES REIT         1,331
    100       AMLI RESIDENTIAL PROPERTIES TRUST           2,100
    100       APARTMENT INVESTMENT &
                MANAGEMENT CO                             3,825
    200       ARCHSTONE COMMUNITIES TRUST                 3,862
    100       ASSOCIATED ESTATES REALTY CORP                918
    100       AVALONBAY COMMUNITIES, INC                  3,387
    100       BEDFORD PROPERTY INVESTORS, INC             1,687
    100       BOSTON PROPERTIES, INC                      3,068
    100       BRADLEY REAL ESTATE, INC                    1,837
    100       BRANDYWINE REALTY TRUST                     1,625

See notes to financial statements                        1999 ANNUAL REPORT   57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
HOLDING AND OTHER INVESTMENT
  OFFICES -- (CONTINUED)
    100       BRE PROPERTIES, INC (CLASS A)         $     2,393
    100       BURNHAM PACIFIC PROPERTIES, INC             1,056
    100       CAPITAL AUTOMOTIVE REIT                     1,237
    100       CAPSTEAD MORTGAGE CORP                        400
    100       CARRAMERICA REALTY CORP                     2,193
    200       CENTER TRUST, INC                           2,225
    100       CENTERPOINT PROPERTIES CORP                 3,306
    200       COMMERCIAL NET LEASE REALTY, INC            2,125
    200       CORNERSTONE PROPERTIES, INC                 3,050
    200       CORNERSTONE REALTY INCOME TRUST, INC        1,800
    100       COUSINS PROPERTIES, INC                     3,393
    200       CRESCENT REAL ESTATE EQUITIES CO            3,600
    200       DUKE-WEEKS REALTY CORP                      3,900
    100       EASTGROUP PROPERTIES, INC                   1,812
    100       EQUITY INNS, INC                              850
    600       EQUITY OFFICE PROPERTIES TRUST             13,950
    300       EQUITY RESIDENTIAL PROPERTIES TRUST
                CO                                       12,712
    100       FELCOR LODGING TRUST, INC                   1,750
    100       FRANCHISE FINANCE CORP OF AMERICA           2,337
    100       GABLES RESIDENTIAL TRUST                    2,400
    100       GENERAL GROWTH PROPERTIES, INC              3,150
    200       GLENBOROUGH REALTY TRUST, INC               3,300
    100       GREAT LAKES REIT, INC                       1,506
    100       HEALTHCARE REALTY TRUST, INC                1,868
    100       HIGHWOODS PROPERTIES, INC                   2,587
    100       HOME PROPERTIES OF NEW YORK, INC            2,668
    300       HRPT PROPERTIES TRUST                       3,487
    200       INDYMAC MORTGAGE HOLDINGS, INC              3,000
    300       INNKEEPERS U.S.A. TRUST                     2,493
    100       JDN REALTY CORP                             2,050
    100       JP REALTY, INC                              1,712
    100       KILROY REALTY CORP                          2,112
    100       KIMCO REALTY CORP                           3,575
    100       KOGER EQUITY, INC                           1,600
    100       LASALLE HOTEL PROPERTIES                    1,293
    100       LEXINGTON CORPORATE PROPERTIES TRUST        1,118
    100       LIBERTY PROPERTY TRUST CO                   2,268
    100       MACERICH CO (THE)                           2,312
    100       MACK-CALI REALTY CORP                       2,681
    100       MANUFACTURED HOME COMMUNITIES, INC          2,337
    100       MERISTAR HOSPITALITY CORP                   1,525
    100       MGI PROPERTIES, INC                           900
    100       MID-AMERICA APARTMENT
                COMMUNITIES, INC                          2,150
    100       NATIONWIDE HEALTH PROPERTIES, INC           1,662
    200       NEW PLAN EXCEL REALTY TRUST                 3,562
    100       OMEGA HEALTHCARE INVESTORS, INC             2,100
    100       PACIFIC GULF PROPERTIES, INC                1,993
    100       PAN PACIFIC RETAIL PROPERTIES, INC          1,706
    100       PARKWAY PROPERTIES, INC                     3,225
    100       PENNSYLVANIA REAL ESTATE INVESTMENT
                TRUST                                     1,887
    100       POST PROPERTIES, INC                        3,931
    100       PRENTISS PROPERTIES TRUST                   2,218
    100       PRIME GROUP REALTY TRUST                    1,500

SHARES                                                 VALUE
    300       PRIME RETAIL, INC                     $     2,212
    200       PRISON REALTY TRUST, INC                    2,150
    100       PROLOGIS TRUST                              1,887
    200       PUBLIC STORAGE, INC                         5,037
    100       RECKSON ASSOCIATES REALTY CORP              2,081
    100       RFS HOTEL INVESTORS, INC                    1,150
    200       SIMON PROPERTY GROUP, INC                   4,487
    100       SL GREEN REALTY CORP                        1,987
    100       SOVRAN SELF STORAGE, INC                    2,275
    100       SPIEKER PROPERTIES, INC                     3,468
    200       STARWOOD FINANCIAL TRUST                    5,587
    100       STORAGE U.S.A., INC                         2,750
    100       SUN COMMUNITIES, INC                        3,306
    100       TAUBMAN CENTERS, INC                        1,150
    300       VENTAS, INC                                 1,425
    100       VORNADO REALTY TRUST                        3,250
    100       WASHINGTON REAL ESTATE INVESTMENT
                TRUST                                     1,575
    100       WEINGARTEN REALTY INVESTORS, INC            3,737
    100   -   WELLSFORD REAL PROPERTIES, INC                950
                                                    -----------
                                                        223,986
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.16%
    100   -   AZTAR CORP                                  1,025
    100   -   CHOICE HOTELS INTERNATIONAL, INC            1,712
    100   -   CRESTLINE CAPITAL CORP                      2,056
    200   -   EXTENDED STAY AMERICA, INC                  1,800
    400       HILTON HOTELS CORP                          3,950
    200   -   LODGIAN, INC                                  750
    200   -   MANDALAY RESORT GROUP                       3,950
    100       MARCUS CORP                                 1,206
    500   -   PARK PLACE ENTERTAINMENT                    6,250
    200   -   PRIME HOSPITALITY CORP                      1,600
    100   -   PROMUS HOTEL CORP                           3,256
    400       STARWOOD HOTELS & RESORTS WORLDWIDE         8,925
    100   -   SUNTERRA CORP                               1,187
    600   -   WYNDHAM INTERNATIONAL, INC                  1,575
                                                    -----------
                                                         39,242
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 8.43%
    800   -   3COM CORP                                  23,000
    100   -   3DFX INTERACTIVE, INC                         825
    100   -   A S V, INC                                  1,462
    200   -   ADAPTEC, INC                                7,937
    100       AGCO CORP                                   1,300
    200   -   AMERICAN STANDARD COS, INC                  7,675
    300   -   APPLE COMPUTER, INC                        18,993
    800   -   APPLIED MATERIALS, INC                     62,300
    100       APPLIED POWER, INC (CLASS A)                3,037
    100   -   AUSPEX SYSTEMS, INC                           887
    700       BAKER HUGHES, INC                          20,300
    200       BLACK & DECKER CORP                         9,137
    200       BRUNSWICK CORP                              4,975
    100   -   C-CUBE MICROSYSTEMS, INC                    4,350
    300   -   CABLETRON SYSTEMS, INC                      4,706
    200       CASE CORP                                   9,962
    800       CATERPILLAR, INC                           43,850

 58  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INDUSTRIAL MACHINERY AND
  EQUIPMENT -- (CONTINUED)
    100   -   CIRRUS LOGIC, INC                     $     1,100
  7,000   -   CISCO SYSTEMS, INC                        479,937
    100       CMI CORP                                      700
  3,800       COMPAQ COMPUTER CORP                       87,162
    100   -   COOPER CAMERON CORP                         3,775
    100       CUMMINS ENGINE CO, INC                      4,981
    100   -   DATA GENERAL CORP                           2,106
    500       DEERE & CO                                 19,343
  4,500   -   DELL COMPUTER CORP                        188,156
    100       DIEBOLD, INC                                2,312
    100       DONALDSON CO, INC                           2,318
    500       DOVER CORP                                 20,437
    100   -   EFAX.COM INC                                  768
  2,200   -   EMC CORP                                  157,162
    100   -   EXTREME NETWORKS, INC                       6,331
    400       FEDDERS CORP                                2,400
    100       FLOWSERVE CORP                              1,662
    100   -   GARDNER DENVER, INC                         1,512
    400   -   GATEWAY, INC                               17,775
  1,900       HEWLETT-PACKARD CO                        174,800
    100       HUSSMANN INTERNATIONAL, INC                 1,700
    100       IDEX CORP                                   2,831
    100   -   IN FOCUS SYSTEMS, INC                       1,675
    400       INGERSOLL-RAND CO                          21,975
  4,000       INTERNATIONAL BUSINESS MACHINES CORP      485,500
    500   -   IOMEGA CORP                                 1,687
    100       JLG INDUSTRIES, INC                         1,518
    100       KAYDON CORP                                 2,487
    100   -   KRONOS, INC                                 3,668
    100   -   LAM RESEARCH CORP                           6,100
    300   -   LEXMARK INTERNATIONAL GROUP (CLASS A)      24,150
    100   -   MAXTOR CORP                                   659
    100   -   MICRON ELECTRONICS, INC                     1,050
    100       MILACRON, INC                               1,775
    100   -   MTI TECHNOLOGY CORP                         2,306
    100   -   NOVELLUS SYSTEMS, INC                       6,743
    300       PALL CORP                                   6,956
    100       PENTAIR, INC                                4,012
    600       PITNEY BOWES, INC                          36,562
    400   -   QUANTUM CORP-DLT & STORAGE                  5,625
    200   -   QUANTUM CORP-HARD DISK DRIVE                1,487
    100       ROPER INDUSTRIES, INC                       3,825
    500   -   SEAGATE TECHNOLOGY, INC                    15,406
    400   -   SILICON GRAPHICS, INC                       4,375
    100   -   SILICON VALLEY GROUP, INC                   1,181
    100   -   SMITH INTERNATIONAL, INC                    4,050
    100   -   SPEEDFAM-IPEC, INC                          1,200
    200   -   STORAGE TECHNOLOGY CORP                     3,850
    200       SYMBOL TECHNOLOGIES, INC                    6,725
    400       TENNECO, INC                                6,800
    100   -   TEREX CORP                                  3,150
    100       TIMKEN CO                                   1,612
    100   -   ULTRATECH STEPPER, INC                      1,275
    600   -   UNISYS CORP                                27,075
    100   -   UNOVA, INC                                  1,337

SHARES                                                 VALUE
    200   -   VARCO INTERNATIONAL, INC              $     2,437
    100   -   WESTERN DIGITAL CORP                          375
    100       YORK INTERNATIONAL CORP                     3,593
    100   -   ZEBRA TECHNOLOGY CORP                       4,546
                                                    -----------
                                                      2,112,711
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 2.19%
    100   -   AVID TECHNOLOGIES, INC                      1,312
    100       BARD (C.R.), INC                            4,706
    100       BAUSCH & LOMB, INC                          6,593
    700       BAXTER INTERNATIONAL, INC                  42,175
    100       BECKMAN COULTER, INC                        4,512
    600       BECTON DICKINSON & CO                      16,837
    200   -   BIOMET, INC                                 5,262
    600   -   BOSTON SCIENTIFIC CORP                     14,812
    100   -   COGNEX CORP                                 3,018
    100   -   CYMER, INC                                  3,468
    100   -   CYTYC CORP                                  3,868
    100       DENTSPLY INTERNATIONAL, INC                 2,275
    700       EASTMAN KODAK CO                           52,806
    100   -   GENRAD, INC                                 1,912
    700   -   GUIDANT CORP                               37,537
    100   -   HANGER ORTHOPEDIC GROUP, INC                1,450
    300       HONEYWELL, INC                             33,393
    100   -   INPUT/OUTPUT, INC                             662
    200       JOHNSON CONTROLS, INC                      13,262
    200   -   KLA-TENCOR CORP                            13,000
    100   -   LITTON INDUSTRIES, INC                      5,475
    100   -   LTX CORP                                    1,368
  2,400       MEDTRONIC, INC                             85,200
    100   -   METTLER-TOLEDO INTERNATIONAL, INC           2,962
    100       MILLIPORE CORP                              3,756
    100       MTS SYSTEMS CORP                            1,037
    100   -   PE CORP-CELERA GENOMICS GROUP               4,025
    200       PE CORP-PE BIOSYSTEMS GROUP                14,450
    100       POLAROID CORP                               2,600
    700       RAYTHEON CO (CLASS B)                      34,737
    100   -   RESPIRONICS, INC                              825
    100   -   SCOTT TECHNOLOGIES, INC                     1,975
    200   -   ST. JUDE MEDICAL, INC                       6,300
    100   -   STERIS CORP                                 1,375
    200   -   STRYKER CORP                               10,225
    100   -   SUMMIT TECHNOLOGY, INC                      1,831
    200   -   SUNRISE MEDICAL, INC                        1,200
    100   -   SUNRISE TECHNOLOGY INTERNATIONAL INC          471
    200   -   SYBRON INTERNATIONAL CORP                   5,375
    100       TEKTRONIX, INC                              3,350
    100       TELEFLEX, INC                               3,950
    400   -   TERADYNE, INC                              14,100
    100   -   THERMO BIOANALYSIS CORP                     1,837
    300   -   THERMO ELECTRON CORP                        4,031
    100   -   TRIMBLE NAVIGATION LTD                      1,068
    100   -   VISX, INC                                   7,909
    100   -   WATERS CORP                                 6,056
  1,400       XEROX CORP                                 58,712
                                                    -----------
                                                        549,060
                                                    -----------

See notes to financial statements                        1999 ANNUAL REPORT   59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.17%
    100   -   FIRST HEALTH GROUP CORP               $     2,243
    600       MARSH & MCLENNAN COS, INC                  41,100
                                                    -----------
                                                         43,343
                                                    -----------
INSURANCE CARRIERS -- 4.27%
    200       20TH CENTURY INDUSTRIES                     3,875
    100   -   ACCEPTANCE INSURANCE COS, INC               1,275
    300       AETNA, INC                                 14,775
    600       AFLAC, INC                                 25,125
    100       ALFA CORP                                   1,625
    100   -   ALLMERICA FINANCIAL CORP                    4,762
  1,700       ALLSTATE CORP                              42,393
    100       AMBAC FINANCIAL GROUP, INC                  4,737
    100       AMERICAN FINANCIAL GROUP, INC               2,806
    500       AMERICAN GENERAL CORP                      31,593
  2,750       AMERICAN INTERNATIONAL GROUP, INC         239,078
    100       AMERUS LIFE HOLDINGS, INC (CLASS A)         2,118
    500       AON CORP                                   14,781
    100       ARM FINANCIAL GROUP, INC (CLASS A)              9
    200       AXA FINANCIAL, INC                         11,162
    300       CHUBB CORP                                 14,943
    400       CIGNA CORP                                 31,100
    300       CINCINNATI FINANCIAL CORP                  11,259
  7,400       CITIGROUP, INC                            325,600
    800       CONSECO, INC                               15,450
    100       ERIE INDEMNITY CO (CLASS A)                 3,293
    100       FBL FINANCIAL GROUP, INC (CLASS A)          2,062
    100       FIDELITY NATIONAL FINANCIAL, INC            1,518
    100       FINANCIAL SECURITY ASSURANCE
                HOLDINGS LTD                              5,168
    100       FIRST AMERICAN FINANCIAL CORP               1,337
    100       FOREMOST CORP OF AMERICA                    2,400
    200   -   FOUNDATION HEALTH SYSTEMS (CLASS A)         1,887
    100   -   FPIC INSURANCE GROUP, INC                   1,506
    100       FREMONT GENERAL CORP                          950
    100       FRONTIER INSURANCE GROUP, INC                 875
    100       GUARANTEE LIFE COS, INC                     3,056
    100       HARLEYSVILLE GROUP, INC                     1,406
    500       HARTFORD FINANCIAL SERVICES GROUP,
                INC                                      20,437
    100       HARTFORD LIFE, INC (CLASS A)                4,925
    100       HCC INSURANCE HOLDINGS, INC                 1,681
    100       HORACE MANN EDUCATORS CORP                  2,581
    100       HSB GROUP, INC                              3,518
    300   -   HUMANA, INC                                 2,062
    300       JEFFERSON-PILOT CORP                       18,956
    100       LANDAMERICA FINANCIAL GROUP, INC            1,975
    400       LINCOLN NATIONAL CORP                      15,025
    100       LOEWS CORP                                  7,018
    200       MBIA, INC                                   9,325
    100   -   MEDICAL ASSURANCE, INC                      2,506
    100       MERCURY GENERAL CORP                        2,756
    300       MGIC INVESTMENT CORP                       14,325
    100   -   MID ATLANTIC MEDICAL SERVICES, INC            893
    100       MIDLAND CO                                  2,100
    100       MMI COS, INC                                1,093
    100       MONY GROUP, INC                             2,887

SHARES                                                 VALUE
    100       NATIONWIDE FINANCIAL SERVICES, INC
                (CLASS A)                           $     3,537
    300       OLD REPUBLIC INTERNATIONAL CORP             4,331
    200   -   OXFORD HEALTH PLANS, INC                    2,500
    100   -   PACIFICARE HEALTH SYSTEMS, INC
                (CLASS A)                                 4,325
    100   -   PHILADELPHIA CONSOLIDATED HOLDINGS
                CORP                                      1,350
    100       PMA CAPITAL CORP (CLASS A)                  2,000
    100       PMI GROUP, INC                              4,087
    100   -   PROFESSIONALS GROUP, INC                    2,500
    100       PROGRESSIVE CORP                            8,168
    100       PROTECTIVE LIFE CORP                        2,900
    100       PXRE CORP                                   1,456
    100       RADIAN GROUP, INC                           4,293
    200       RELIANCE GROUP HOLDINGS, INC                  887
    200       RELIASTAR FINANCIAL CORP                    6,650
    100   -   RISK CAPITAL HOLDINGS, INC                  1,562
    200       SAFECO CORP                                 5,600
    100       SELECTIVE INSURANCE GROUP, INC              1,887
    100   -   SIERRA HEALTH SERVICES, INC                 1,012
    500       ST. PAUL COS, INC                          13,750
    100       STATE AUTO FINANCIAL CORP                   1,025
    100       STEWART INFORMATION SERVICES CORP           1,831
    100   -   SUPERIOR NATIONAL INSURANCE GROUP,
                INC                                       1,406
    300       TORCHMARK CORP                              7,762
    100       TRAVELERS PROPERTY CASUALTY CORP            2,950
    100       TRENWICK GROUP, INC                         1,656
    100   -   TRIAD GUARANTY, INC                         1,687
    100   -   TRIGON HEALTHCARE, INC                      2,887
    100   -   UICI                                        2,556
    300       UNITED HEALTHCARE CORP                     14,606
    100       UNITRIN, INC                                3,475
    446       UNUMPROVIDENT CORP                         13,129
    100   -   WELLPOINT HEALTH NETWORKS, INC              5,700
                                                    -----------
                                                      1,071,452
                                                    -----------
LEATHER AND LEATHER PRODUCTS -- 0.01%
    100       STRIDE RITE CORP                              700
    100       WOLVERINE WORLD WIDE, INC                   1,137
                                                    -----------
                                                          1,837
                                                    -----------
LOCAL AND INTERURBAN PASSENGER
  TRANSIT -- 0.01%
    100   -   CAREY INTERNATIONAL, INC                    2,500
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.22%
    100   -   CHAMPION ENTERPRISES, INC                     900
    200       CLAYTON HOMES, INC                          1,737
    400       GEORGIA-PACIFIC CORP (PACKING GROUP)       16,200
    300       LOUISIANA PACIFIC CORP                      4,687
    100       OAKWOOD HOMES CORP                            450
    100   -   PALM HARBOR HOMES, INC                      1,375
    500       WEYERHAEUSER CO                            28,812
                                                    -----------
                                                         54,161
                                                    -----------

 60  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
METAL MINING -- 0.12%
    600   -   BATTLE MOUNTAIN GOLD CO               $     1,950
    200       CYPRUS AMAX MINERALS CO                     3,925
    500   -   FREEPORT-MCMORAN COPPER & GOLD, INC
                (CLASS B)                                 7,781
    600       HOMESTAKE MINING CO                         5,512
    100       PHELPS DODGE CORP                           5,506
    100       SOUTHERN PERU COPPER CORP                   1,687
    100   -   STILLWATER MINING CO                        2,687
                                                    -----------
                                                         29,048
                                                    -----------
MISCELLANEOUS MANUFACTURING
  INDUSTRIES -- 0.50%
    100   -   BLYTH INDUSTRIES, INC                       2,806
    100       CALLAWAY GOLF CO                            1,218
    400       HASBRO, INC                                 8,575
    200       INTERNATIONAL GAME TECHNOLOGY CO            3,600
    100       JOSTENS, INC                                1,912
    100   -   LYDALL, INC                                 1,031
    200   -   MARVEL ENTERPRISES                          1,087
    900       MATTEL, INC                                17,100
    900       MINNESOTA MINING & MANUFACTURING CO        86,456
    100   -   WMS INDUSTRIES, INC                         1,162
                                                    -----------
                                                        124,947
                                                    -----------
MISCELLANEOUS RETAIL -- 0.83%
    400   -   AMAZON.COM, INC                            31,900
    100   -   BARNES & NOBLE, INC                         2,600
    200   -   BORDERS GROUP, INC                          2,937
    300   -   CORPORATE EXPRESS, INC                      2,821
    900       CVS CORP                                   36,731
    300   -   HANOVER DIRECT, INC                           768
    100   -   JO-ANN STORES, INC (CLASS A)                1,243
    100   -   MICHAELS STORES, INC                        2,950
    100   -   MICRO WAREHOUSE, INC                        1,206
    900   -   OFFICE DEPOT, INC                           9,168
    100   -   OFFICEMAX, INC                                581
    200       OMNICARE, INC                               1,925
    100   -   PETCO ANIMAL SUPPLIES, INC                  1,187
    200   -   PETSMART, INC                                 743
    600       RITE AID CORP                               8,287
  1,000   -   STAPLES, INC                               21,812
    100   -   SUNGLASS HUT INTERNATIONAL, INC             1,056
    100   -   SYSTEMAX, INC                                 837
    200       TIFFANY & CO                               11,987
    500   -   TOYS R US, INC                              7,500
  2,200       WALGREEN CO                                55,825
    100   -   ZALE CORP                                   3,831
                                                    -----------
                                                        207,895
                                                    -----------
MOTION PICTURES -- 1.13%
  4,600   -   DISNEY (WALT) CO                          119,025
    100   -   HOLLYWOOD ENTERTAINMENT CORP                1,500

SHARES                                                 VALUE
    100   -   KING WORLD PRODUCTIONS, INC           $     3,750
    100   -   METROMEDIA INTERNATIONAL GROUP, INC           412
  2,600       TIME WARNER, INC                          157,950
                                                    -----------
                                                        282,637
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 2.01%
  1,000       AMERICAN EXPRESS CO                       134,625
    100   -   AMERICREDIT CORP                            1,493
    100   -   AMRESCO, INC                                  300
    100   -   ARCADIA FINANCIAL LTD                         431
  1,700       ASSOCIATES FIRST CAPITAL CORP              61,200
    400       CAPITAL ONE FINANCIAL CORP                 15,600
    200       COUNTRYWIDE CREDIT INDUSTRIES, INC          6,450
    100       DORAL FINANCIAL CORP                        1,337
  2,200       FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                             137,912
    100   -   FINET.COM, INC                                303
    100       FINOVA GROUP, INC                           3,650
  1,500       FREDDIE MAC                                78,000
    100       HELLER FINANCIAL, INC                       2,250
  1,100       HOUSEHOLD INTERNATIONAL, INC               44,137
    100       METRIS COS, INC                             2,943
    100       RESOURCE BANCSHARES MORTGAGE
                GROUP, INC                                  496
    300       SLM HOLDINGS CORP                          12,900
    200   -   UNICAPITAL CORP                               637
                                                    -----------
                                                        504,664
                                                    -----------
NONMETALLIC MINERALS, EXCEPT FUELS -- 0.05%
    100       AMCOL INTERNATIONAL CORP                    1,475
    100       MARTIN MARIETTA MATERIALS, INC              3,993
    200       VULCAN MATERIALS CO                         7,325
                                                    -----------
                                                         12,793
                                                    -----------
OIL AND GAS EXTRACTION -- 1.03%
    200       ANADARKO PETROLEUM CORP                     6,112
    200       APACHE CORP                                 8,637
    200       BERRY PETROLEUM CO (CLASS A)                2,712
    200   -   BJ SERVICES CO                              6,362
    100   -   BROWN (TOM), INC                            1,475
    400       BURLINGTON RESOURCES, INC                  14,700
    100       CABOT OIL & GAS CORP (CLASS A)              1,725
    100   -   CHESAPEAKE ENERGY CORP                        387
  1,226       CONOCO, INC (CLASS B)                      33,561
    100       CROSS TIMBERS OIL CO                        1,350
    144       DEVON ENERGY CORP (NEW)                     5,967
    100       DIAMOND OFFSHORE DRILLING, INC              3,337
    100   -   EEX CORP                                      293
    300       ENSCO INTERNATIONAL, INC                    5,418
    100       EOG RESOURCES, INC                          2,125
    100   -   FOREST OIL CORP                             1,706
    200   -   GLOBAL INDUSTRIES LTD                       1,625
    300   -   GLOBAL MARINE, INC                          4,931
    300   -   GREY WOLF, INC                                900
  1,000       HALLIBURTON CO                             41,000
    100   -   HANOVER COMPRESSOR CO                       3,181
    100       HELMERICH & PAYNE, INC                      2,531

See notes to financial statements                        1999 ANNUAL REPORT   61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
OIL AND GAS EXTRACTION -- (CONTINUED)
    100   -   HS RESOURCES, INC                     $     1,637
    200       KERR-MCGEE CORP                            11,012
    300   -   KEY ENERGY SERVICES, INC                    1,481
    100   -   LOUIS DREYFUS NATURAL GAS CORP              2,143
    100   -   MARINE DRILLING CO, INC                     1,581
    100   -   MCMORAN EXPLORATION CO                      2,150
    100   -   MERIDIAN RESOURCE CORP                        475
    100       MITCHELL ENERGY & DEVELOPMENT CORP
                (CLASS A)                                 2,443
    200   -   NABORS INDUSTRIES, INC                      5,000
    100       NOBLE AFFILIATES, INC                       2,900
    300   -   NOBLE DRILLING CORP                         6,562
    800       OCCIDENTAL PETROLEUM CORP                  18,500
    400   -   OCEAN ENERGY, INC (NEW)                     4,075
    100   -   OCEANEERING INTERNATIONAL, INC              1,681
    600   -   PARKER DRILLING CO                          2,662
    100   -   PATTERSON ENERGY, INC                       1,518
    200   -   PIONEER NATURAL RESOURCES CO                2,125
    100       POGO PRODUCING CO                           2,075
    100   -   PRIDE INTERNATIONAL, INC                    1,418
    300   -   R & B FALCON CORP                           3,937
    100   -   ROWAN COS, INC                              1,625
    100       RPC, INC                                      693
    400   -   SANTA FE SNYDER CORP                        3,600
    100   -   SWIFT ENERGY CO                             1,262
    100   -   TRANSMONTAIGNE, INC                         1,500
    200       TRANSOCEAN OFFSHORE, INC                    6,125
    100   -   TUBOSCOPE, INC                              1,243
    500       UNION PACIFIC RESOURCES GROUP, INC          8,031
    100   -   VINTAGE PETROLEUM, INC                      1,350
    200   -   WEATHERFORD INTERNATIONAL                   6,400
                                                    -----------
                                                        257,239
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.82%
    200       AVERY DENNISON CORP                        10,550
    100       BEMIS, INC                                  3,387
    100       BOISE CASCADE CORP                          3,643
    100       BOWATER, INC                                5,250
    100   -   BUCKEYE TECHNOLOGIES, INC                   1,568
    200       CHAMPION INTERNATIONAL CORP                10,275
    100       CONSOLIDATED PAPERS, INC                    2,687
    500       FORT JAMES CORP                            13,343
    100   -   GAYLORD CONTAINER CO                          712
    200       GLATFELTER (P.H.) CO                        3,287
    900       INTERNATIONAL PAPER CO                     43,256
    100   -   IVEX PACKAGING CORP                         1,000
  1,200       KIMBERLY-CLARK CORP                        63,000
    100       LONGVIEW FIBRE CO                           1,243
    100   -   MAIL-WELL, INC                              1,387
    200       MEAD CORP                                   6,875
    100       POTLATCH CORP                               4,118
    300   -   SMURFIT-STONE CONTAINER CORP                6,487
    200       SONOCO PRODUCTS CO                          4,562
    100       TEMPLE-INLAND, INC                          6,050

SHARES                                                 VALUE
    200       WESTVACO CORP                         $     5,125
    200       WILLAMETTE INDUSTRIES, INC                  8,625
                                                    -----------
                                                        206,430
                                                    -----------
PERSONAL SERVICES -- 0.12%
    200       BLOCK (H&R), INC                            8,687
    100   -   CARRIAGE SERVICES, INC (CLASS A)              843
    200       CINTAS CORP                                11,562
    100       REGIS CORP                                  1,925
    600       SERVICE CORP INTERNATIONAL                  6,337
    100       UNIFIRST CORP                               1,375
                                                    -----------
                                                         30,729
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 3.81%
    200       AMERADA HESS CORP                          12,250
    100       ASHLAND, INC                                3,362
    700   -   ATLANTIC RICHFIELD CO                      62,037
  1,400       CHEVRON CORP                              124,250
  5,300       EXXON CORP                                402,468
  1,700       MOBIL CORP                                171,275
    100       MURPHY OIL CORP                             5,406
    100       PENNZOIL-QUAKER STATE CO                    1,262
    500       PHILLIPS PETROLEUM CO                      24,375
    200       SUNOCO, INC                                 5,475
    100   -   TESORO PETROLEUM CORP                       1,650
  1,200       TEXACO, INC                                75,750
    300       TOSCO CORP                                  7,575
    400       ULTRAMAR DIAMOND SHAMROCK CORP             10,200
    600       UNOCAL CORP                                22,237
    700       USX-MARATHON GROUP, INC                    20,475
    100       VALERO ENERGY CORP                          1,925
    100       WD-40 CO                                    2,340
                                                    -----------
                                                        954,312
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.40%
    100       AK STEEL HOLDINGS CORP                      1,825
    800       ALCOA, INC                                 49,650
    100   -   ALPINE GROUP, INC                           1,293
    200   -   ARMCO, INC                                  1,400
    100       BELDEN, INC                                 2,050
    200   -   BETHLEHEM STEEL CORP                        1,475
    100   -   CABLE DESIGN TECHNOLOGIES CO                2,281
    200       ENGELHARD CORP                              3,637
    100       GENERAL CABLE CORP                          1,200
    100       IMCO RECYCLING, INC                         1,500
    100       LTV CORP                                      543
    100   -   MUELLER INDUSTRIES, INC                     2,968
    200       NUCOR CORP                                  9,525
    100       PRECISION CAST PARTS CORP                   3,050
    100       QUANEX CORP                                 2,562
    100       REYNOLDS METALS CO                          6,037
    100   -   STEEL DYNAMICS, INC                         1,568
    100       TITAN INTERNATIONAL, INC                    1,025
    200       USX-US STEEL GROUP, INC                     5,150
    100       WORTHINGTON INDUSTRIES, INC                 1,700
                                                    -----------
                                                        100,439
                                                    -----------

 62  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
PRINTING AND PUBLISHING -- 0.82%
    100       AMERICAN GREETINGS CORP (CLASS A)     $     2,575
    100   -   APPLIED GRAPHICS TECHNOLOGIES, INC            862
    100       BANTA CORP                                  2,231
    200       BELO (A.H.) CORP SERIES A                   3,825
    100       BOWNE & CO, INC                             1,206
    100       CENTRAL NEWSPAPERS, INC (CLASS A)           4,450
    200       DELUXE CORP                                 6,800
    300       DONNELLEY (R.R.) & SONS CO                  8,662
    100       DOW JONES & CO, INC                         5,337
    200   -   FRANKLIN COVEY CO                           1,537
    700       GANNETT CO, INC                            48,431
    100       HARLAND (JOHN H.) CO                        1,943
    100       HARTE-HANKS, INC                            2,518
    100       HOUGHTON MIFFLIN CO                         4,062
    100   -   JOURNAL REGISTER CO                         1,375
    200       KNIGHT-RIDDER, INC                         10,975
    100       LEE ENTERPRISES, INC                        2,737
    100       MCCLATCHY CO (CLASS A)                      3,575
    500       MCGRAW HILL COS, INC                       24,187
    100       MEREDITH CORP                               3,631
    400       NEW YORK TIMES CO (CLASS A)                15,000
    300   -   PRIMEDIA, INC                               4,200
    200       READER'S DIGEST ASSOCIATION, INC
                (CLASS A) (NON-VOTE)                      5,850
    200       REYNOLDS & REYNOLDS CO (CLASS A)            4,075
    100       SCRIPPS (E.W.) CO (CLASS A)                 4,912
    100       TIMES MIRROR CO SERIES A                    6,581
    100   -   TOPPS, INC                                    750
    400       TRIBUNE CO                                 19,900
    100       WALLACE COMPUTER SERVICES, INC              2,025
    100       WILEY (JOHN) & SONS, INC (CLASS A)          1,568
                                                    -----------
                                                        205,780
                                                    -----------
RAILROAD TRANSPORTATION -- 0.40%
  1,100       BURLINGTON NORTHERN SANTA FE CORP          30,250
    500       CSX CORP                                   21,187
    200       KANSAS CITY SOUTHERN INDUSTRIES, INC        9,287
    600       NORFOLK SOUTHERN CORP                      14,700
    500       UNION PACIFIC CORP                         24,031
    100   -   WISCONSIN CENTRAL TRANSIT CORP              1,368
                                                    -----------
                                                        100,823
                                                    -----------
REAL ESTATE -- 0.08%
    100       ARDEN REALTY GROUP, INC                     2,175
    100   -   CASTLE & COOKE, INC                         1,537
    200   -   CATELLUS DEVELOPMENT CORP                   2,350
    100   -   CB RICHARD ELLIS SERVICES GROUP, INC        1,512
    100   -   FAIRFIELD COMMUNITIES, INC                  1,093
    100       FOREST CITY ENTERPRISES, INC
                (CLASS A)                                 2,231
    100   -   JONES LANG LA SALLE                         1,612
    200       LNR PROPERTY CORP                           4,075
    100       ROUSE CO                                    2,300
    100       STEWART ENTERPRISES, INC (CLASS A)            606
    100   -   TRAMMELL CROW CO                            1,325
                                                    -----------
                                                         20,816
                                                    -----------

SHARES                                                 VALUE
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.44%
    100       APTARGROUP, INC                       $     2,675
    100       ARMSTRONG WORLD INDUSTRIES, INC             4,493
    100       BANDAG, INC                                 3,200
    100       CARLISLE COS, INC                           3,950
    100       COOPER TIRE & RUBBER CO                     1,762
    300       GOODYEAR TIRE & RUBBER CO                  14,437
    500       ILLINOIS TOOL WORKS, INC                   37,281
    200       NIKE, INC (CLASS B)                        11,375
    200       PREMARK INTERNATIONAL, INC                 10,100
    100   -   REEBOK INTERNATIONAL LTD                    1,068
    100   -   SAFESKIN CORP                                 821
    200   -   SEALED AIR CORP                            10,262
    200       SOLUTIA, INC                                3,575
    200       TUPPERWARE CORP                             4,050
                                                    -----------
                                                        109,049
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 1.24%
    100   -   AFFILIATED MANAGERS GROUP, INC              2,725
    100   -   AMERITRADE HOLDINGS CORP (CLASS A)          1,837
    200       BEAR STEARNS COS, INC                       7,687
    100       DONALDSON, LUFKIN & JENRETTE, INC           3,956
    400   -   E TRADE GROUP, INC                          9,400
    100       EATON VANCE CORP                            3,200
    200       EDWARDS (A.G.), INC                         5,275
    100       FEDERATED INVESTMENTS, INC                  1,725
    400       FRANKLIN RESOURCES, INC                    12,300
    100   -   KNIGHT/TRIMARK GROUP, INC                   2,962
    100       LEGG MASON, INC                             3,831
    300       LEHMAN BROTHERS HOLDINGS, INC              17,493
    800       MERRILL LYNCH & CO, INC                    53,750
  1,200       MORGAN STANLEY, DEAN WITTER, & CO         107,025
    300       PAINE WEBBER GROUP, INC                    10,875
    100       PHOENIX INVESTMENT PARTNERS LTD               837
    100   -   PIONEER GROUP, INC                          1,500
    200       PRICE (T. ROWE) ASSOCIATES, INC             5,487
    100       RAYMOND JAMES FINANCIAL CORP                1,993
  1,400       SCHWAB (CHARLES) CORP                      47,162
    100       THE GOLDMAN SACHS GROUP, INC                6,100
    100       UNITED ASSET MANAGEMENT CORP                1,925
    100       WADDELL & REED FINANCIAL INC
                (CLASS A)                                 2,218
                                                    -----------
                                                        311,263
                                                    -----------
SOCIAL SERVICES -- 0.02%
    200   -   ALTERRA HEALTHCARE CORP                     1,775
    100   -   CAPITAL SENIOR LIVING CORP                    756
    100   -   PROVANT, INC                                1,612
                                                    -----------
                                                          4,143
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.03%
    100       APOGEE ENTERPRISES, INC                       703
    100   -   COMFORT SYSTEMS U.S.A., INC                 1,175
    100   -   GROUP MAINTENANCE AMERICA CORP              1,250
    100   -   INTEGRATED ELECTRICAL SERVICES, INC         1,581

See notes to financial statements                        1999 ANNUAL REPORT   63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
SPECIAL TRADE CONTRACTORS -- (CONTINUED)
    100   -   QUANTA SERVICES, INC                  $     2,931
    100   -   SERVICE EXPERTS, INC                        1,037
                                                    -----------
                                                          8,677
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.24%
    100       CENTEX CONSTRUCTION PRODUCTS, INC           3,712
    500       CORNING, INC                               34,281
    200   -   DAL-TILE INTERNATIONAL, INC                 1,587
    100       MIKASA, INC                                 1,175
    100       OWENS CORNING CO                            2,168
    300   -   OWENS ILLINOIS, INC                         5,943
    100       SOUTHDOWN, INC                              5,350
    100       USG CORP                                    4,750
                                                    -----------
                                                         58,966
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.06%
    200   -   BURLINGTON INDUSTRIES, INC                    887
    300       COLLINS & AIKMAN CORP                       2,100
    100   -   MOHAWK INDUSTRIES, INC                      1,993
    100   -   POLYMER GROUP, INC                          1,475
    100       RUSSELL CORP                                1,418
    300   -   SHAW INDUSTRIES, INC                        4,762
    100   -   UNIFI, INC                                  1,100
    100       WESTPOINT STEVENS, INC                      2,362
                                                    -----------
                                                         16,097
                                                    -----------
TOBACCO PRODUCTS -- 0.80%
    105       BROOKE GROUP LTD                            1,745
    300   -   GENERAL CIGAR HOLDINGS, INC
                (CLASS A)                                 2,025
  5,200       PHILIP MORRIS COS, INC                    177,775
    300   -   RJR REYNOLDS TOBACCO HOLDINGS, INC          8,100
    400       UST, INC                                   12,075
                                                    -----------
                                                        201,720
                                                    -----------
TRANSPORTATION BY AIR -- 0.39%
    100       AIRBORNE FREIGHT CORP                       2,106
    100   -   ALASKA AIR GROUP, INC                       4,068
    100   -   AMERICA WEST HOLDINGS CORP (CLASS B)        1,731
    300   -   AMR CORP                                   16,350
    200       COMAIR HOLDINGS, INC                        3,337
    100   -   CONTINENTAL AIRLINES, INC (CLASS B)         3,275
    300       DELTA AIRLINES, INC                        14,550
    700   -   FDX CORP                                   27,125
    100   -   NORTHWEST AIRLINES CORP (CLASS A)           2,550
    100   -   OFFSHORE LOGISTICS, INC                     1,031
    100       OGDEN CORP                                  1,000
  1,050       SOUTHWEST AIRLINES CO                      15,946
    200   -   U.S. AIRWAYS GROUP, INC                     5,250
                                                    -----------
                                                         98,319
                                                    -----------
TRANSPORTATION EQUIPMENT -- 2.86%
  1,100       ALLIED SIGNAL, INC                         65,931
    100       ARVIN INDUSTRIES, INC                       3,093
    200       AUTOLIV, INC                                7,525
  2,100       BOEING CO                                  89,512
    100       BORG-WARNER AUTOMOTIVE, INC                 4,300
    100       CLARCOR, INC                                1,681
    100       CORDANT TECHNOLOGIES, INC                   3,043

SHARES                                                 VALUE
    400       DANA CORP                             $    14,850
    200       DANAHER CORP                               10,537
    100   -   DELCO REMY INTERNATIONAL , INC
                (CLASS A)                                   900
  1,400       DELPHI AUTOMOTIVE SYSTEMS CORP             22,487
    200       EATON CORP                                 17,262
    200       FEDERAL SIGNAL CORP                         3,975
    200       FEDERAL-MOGUL CORP                          5,512
  2,500       FORD MOTOR CO                             125,468
    400       GENERAL DYNAMICS CORP                      24,975
  1,400       GENERAL MOTORS CORP                        88,112
    200   -   GENERAL MOTORS CORP (CLASS H)              11,450
    200   -   GENTEX CORP                                 4,131
    300       GOODRICH (B.F.) CO                          8,700
    100   -   HALTER MARINE GROUP, INC                      543
    300       HARLEY DAVIDSON, INC                       15,018
    200       ITT INDUSTRIES, INC                         6,362
    800       LOCKHEED MARTIN CORP                       26,150
    200       MASCOTECH, INC                              3,237
    100       MERITOR AUTOMOTIVE, INC                     2,087
    300   -   MILLER INDUSTRIES, INC                        843
    100   -   MOTIVEPOWER INDUSTRIES, INC                 1,100
    100   -   NAVISTAR INTERNATIONAL CORP                 4,650
    100       NORTHROP GRUMMAN CORP                       6,356
    100   -   ORBITAL SCIENCES CORP                       1,750
    200       PACCAR, INC                                10,175
    100       POLARIS INDUSTRIES, INC                     3,462
    100       REGAL-BELOIT CORP                           2,075
    100   -   SEQUA CORP (CLASS A)                        6,300
    100       SMITH (A.O.) CORP                           3,025
    100   -   SPX CORP                                    9,075
    100   -   STONERIDGE, INC                             1,737
    100       SUPERIOR INDUSTRIES INTERNATIONAL,
                INC                                       2,800
    300       TEXTRON, INC                               23,212
    100       TRINITY INDUSTRIES, INC                     3,087
    200       TRW, INC                                    9,950
  1,000       UNITED TECHNOLOGIES CORP                   59,312
    100       WESTINGHOUSE AIR BRAKE CO                   1,818
                                                    -----------
                                                        717,568
                                                    -----------
TRANSPORTATION SERVICES -- 0.07%
    100       AIR EXPRESS INTERNATIONAL CORP              2,268
    100       C.H. ROBINSON WORLDWIDE, INC                3,368
    100       EXPEDITORS INTERNATIONAL OF
                WASHINGTON                                3,209
    100   -   FRITZ COS, INC                              1,037
    100       GALILEO INTERNATIONAL, INC                  4,025
    100       GATX CORP                                   3,106
    200   -   U.S. EXPRESS ENTERPRISES, INC
                (CLASS A)                                 1,162
                                                    -----------
                                                         18,175
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.07%
    100   -   AMERICAN FREIGHTWAYS CORP                   1,818
    100       CNF TRANSPORTATION, INC                     3,725
    100   -   CONSOLIDATED FREIGHTWAYS CORP                 987
    100   -   COVENANT TRANSPORT, INC (CLASS A)           1,525

 64  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
TRUCKING AND WAREHOUSING -- (CONTINUED)
    100       HUNT (J.B.) TRANSPORT SERVICES, INC   $     1,387
    100       USFREIGHTWAYS CORP                          4,737
    100       WERNER ENTERPRISES, INC                     1,762
    100   -   YELLOW CORP                                 1,656
                                                    -----------
                                                         17,597
                                                    -----------
WATER TRANSPORTATION -- 0.02%
    100       OVERSEAS SHIPHOLDING GROUP, INC             1,543
    100       TIDEWATER, INC                              2,550
                                                    -----------
                                                          4,093
                                                    -----------
WHOLESALE TRADE-DURABLE GOODS -- 0.27%
    200   -   ANICOM, INC                                 1,062
    100   -   ANIXTER INTERNATIONAL, INC                  2,325
    100       APPLIED INDUSTRIAL TECHNOLOGIES, INC        1,800
    200   -   ARROW ELECTRONICS, INC                      3,525
    100       AVNET, INC                                  4,200
    100   -   BOYDS COLLECTION LTD                        1,225
    200   -   BRIGHTPOINT, INC                            1,456
    100   -   CELLSTAR CORP                                 750
    400   -   CHS ELECTRONICS, INC                          575
    100       COMMERCIAL METALS CO                        2,875
    300   -   COMPUCOM SYSTEMS, INC                       1,120
    100   -   FAIRCHILD CORP (CLASS A)                    1,025
    100   -   FISHER SCIENTIFIC INTERNATIONAL, INC        2,150
    400       GENUINE PARTS CO                           10,625
    200       GRAINGER (W.W.), INC                        9,612
    100       HUGHES SUPPLY, INC                          2,175
    300       IKON OFFICE SOLUTIONS, INC                  3,206
    100   -   INGRAM MICRO, INC (CLASS A)                 1,287
    500   -   MERISEL, INC                                  812
    200   -   METALS U.S.A., INC                          2,037
    100   -   NATIONAL-OILWELL, INC                       1,643

SHARES                                                 VALUE
    100       PIONEER-STANDARD ELECTRONICS, INC     $     1,443
    100   -   PSS WORLD MEDICAL, INC                        893
    100   -   SAFEGUARD SCIENTIFICS, INC                  6,800
    100   -   TECH DATA CORP                              2,328
    100   -   WESCO INTERNATIONAL, INC                    1,412
                                                    -----------
                                                         68,361
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 0.68%
    100   -   AIRGAS, INC                                 1,162
    100   -   AMERISOURCE HEALTH CORP (CLASS A)           2,368
    300       BERGEN BRUNSWIG CORP (CLASS A)              3,112
    100       BINDLEY WESTERN INDUSTRIES, INC             1,431
    600       CARDINAL HEALTH, INC                       32,700
    300       DIMON, INC                                  1,162
  1,500       ENRON CORP                                 62,400
    100       INTERNATIONAL MULTIFOODS CORP               2,300
    600       MCKESSON HBOC, INC                         17,400
    200   -   NCS HEALTHCARE, INC (CLASS A)                 525
    100   -   NU SKIN ENTERPRISES, INC (CLASS A)          1,350
    382       SUPERVALU, INC                              8,332
    800       SYSCO CORP                                 28,050
    100   -   UNITED STATIONERS, INC                      2,131
    200   -   UNIVERSAL CORP                              5,225
                                                    -----------
                                                        169,648
                                                    -----------
TOTAL COMMON STOCK
(Cost $25,653,494)                                   24,887,119
                                                    -----------
TOTAL PORTFOLIO
(Cost $25,653,494)                                  $24,887,119
                                                    ===========

---------------
- Non-income producing

See notes to financial statements                        1999 ANNUAL REPORT   65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
APPAREL AND ACCESSORY STORES           $    72,000      0.29%
APPAREL AND OTHER TEXTILE PRODUCTS          24,800      0.10
AUTO REPAIR, SERVICES AND PARKING            2,037      0.01
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 348,712      1.41
BUSINESS SERVICES                        2,251,435      9.10
CHEMICALS AND ALLIED PRODUCTS            3,443,964     13.93
COMMUNICATIONS                           2,948,529     11.92
DEPOSITORY INSTITUTIONS                  1,892,884      7.65
EATING AND DRINKING PLACES                 229,468      0.93
ELECTRIC, GAS, AND SANITARY SERVICES       970,377      3.92
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              1,320,997      5.34
FABRICATED METAL PRODUCTS                  139,143      0.56
FOOD AND KINDRED PRODUCTS                  984,216      3.98
FOOD STORES                                168,687      0.68
FURNITURE AND FIXTURES                      34,275      0.14
FURNITURE AND HOMEFURNISHINGS STORES        31,012      0.13
GENERAL BUILDING CONTRACTORS                12,725      0.05
GENERAL MERCHANDISE STORES                 807,261      3.26
HEALTH SERVICES                             72,593      0.29
HOLDING AND OTHER INVESTMENT OFFICES        44,631      0.18
INDUSTRIAL MACHINERY AND EQUIPMENT       2,499,861     10.11
INSTRUMENTS AND RELATED PRODUCTS           507,624      2.05
INSURANCE AGENTS, BROKERS AND SERVICE      102,750      0.42
INSURANCE CARRIERS                       1,181,893      4.78
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                               309,061      1.25
MISCELLANEOUS RETAIL                       135,600      0.55

                                          VALUE         %
MOTION PICTURES                        $   425,925      1.72%
NONDEPOSITORY INSTITUTIONS                 957,130      3.87
OIL AND GAS EXTRACTION                     703,842      2.85
PAPER AND ALLIED PRODUCTS                  127,231      0.52
PETROLEUM AND COAL PRODUCTS                151,375      0.61
PRIMARY METAL INDUSTRIES                   155,624      0.63
PRINTING AND PUBLISHING                    329,073      1.33
RAILROAD TRANSPORTATION                    110,250      0.45
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 201,406      0.81
SECURITY AND COMMODITY BROKERS             322,012      1.30
STONE, CLAY, AND GLASS PRODUCTS             82,275      0.33
TRANSPORTATION BY AIR                      139,890      0.57
TRANSPORTATION EQUIPMENT                    23,961      0.10
WHOLESALE TRADE-DURABLE GOODS              116,087      0.47
WHOLESALE TRADE-NONDURABLE GOODS           300,517      1.22
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $25,126,809)                      24,683,133     99.81
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                     285,000      1.15
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $285,000)                            285,000      1.15
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,411,809)                      24,968,133    100.96
OTHER ASSETS & LIABILITIES, NET           (237,386)   (0.96)
                                       -----------    ------
NET ASSETS                             $24,730,747    100.00%
                                       ===========    ======

 66  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
COMMON STOCK -- 99.81%
APPAREL AND ACCESSORY STORES -- 0.29%
  2,250       GAP, INC                              $    72,000
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.10%
    200       LIZ CLAIBORNE, INC                          6,200
    600       VF CORP                                    18,600
                                                    -----------
                                                         24,800
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.01%
    100       RYDER SYSTEM, INC                           2,037
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.41%
  4,300       HOME DEPOT, INC                           295,087
  1,100       LOWES COS, INC                             53,625
                                                    -----------
                                                        348,712
                                                    -----------
BUSINESS SERVICES -- 9.10%
  2,700   -   AMERICA ONLINE, INC                       280,800
  2,900       AUTOMATIC DATA PROCESSING, INC            129,412
  1,400       COMPUTER ASSOCIATES INTERNATIONAL,
                INC                                      85,750
  2,100       ELECTRONIC DATA SYSTEMS CORP              111,168
    130   -   GARTNER GROUP, INC (CLASS B)                2,169
  1,000       IMS HEALTH, INC                            22,812
 13,500   -   MICROSOFT CORP                          1,222,593
    700   -   NOVELL, INC                                14,481
  3,700   -   ORACLE CORP                               168,350
  2,300   -   SUN MICROSYSTEMS, INC                     213,900
                                                    -----------
                                                      2,251,435
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 13.93%
  1,800       AIR PRODUCTS & CHEMICALS, INC              52,312
    100       ALLERGAN, INC                              11,000
    100   -   ALZA CORP                                   4,281
  1,500   -   AMGEN, INC                                122,250
  1,000       AVON PRODUCTS, INC                         24,812
  6,500       BRISTOL-MYERS SQUIBB CO                   438,750
  1,000       CABOT CORP                                 23,750
  1,000       CLOROX CO                                  38,250
  2,600   -   COLGATE PALMOLIVE CO                      118,950
  1,200       HANNA (M.A.) CO                            13,650
    500       INTERNATIONAL FLAVORS &
                FRAGRANCES, INC                          17,250
  4,700       JOHNSON & JOHNSON CO                      431,812
  3,300       LILLY (ELI) & CO                          211,200
    300       MALLINCKRODT, INC                           9,056
  7,500       MERCK & CO, INC                           486,093
  1,400       NALCO CHEMICAL CORP                        70,700
 11,700       PFIZER, INC                               420,468
  1,700       PHARMACIA & UPJOHN, INC                    84,362
  2,100   -   PPG INDUSTRIES, INC                       126,000
  1,200       PRAXAIR, INC                               55,200
  5,000       PROCTER & GAMBLE CO                       468,750
  4,500       SCHERING-PLOUGH CORP                      196,312
    900       SCHULMAN (A.), INC                         15,581
    100   -   SIGMA ALDRICH CORP                          3,175
                                                    -----------
                                                      3,443,964
                                                    -----------

SHARES                                                 VALUE
COMMUNICATIONS -- 11.92%
    800       ALLTEL CORP                           $    56,300
  3,400       AMERITECH CORP                            228,437
  8,800       AT & T CORP                               382,800
  1,000   -   AT & T CORP - LIBERTY MEDIA GROUP
                (CLASS A)                                37,125
  4,600       BELL ATLANTIC CORP                        309,637
  6,000       BELLSOUTH CORP                            270,000
  2,400       COMCAST CORP (CLASS A) SPECIAL             95,700
    500   -   COX COMMUNICATIONS, INC (CLASS A)          20,875
  7,600       LUCENT TECHNOLOGIES, INC                  493,050
  4,700   -   MCI WORLDCOM, INC                         337,812
  5,600       SBC COMMUNICATIONS, INC                   285,950
  2,800       SPRINT CORP (FON GROUP)                   151,900
  1,100   -   SPRINT CORP (PCS GROUP)                    82,018
  1,600       U.S. WEST, INC                             91,300
  2,500   -   VIACOM, INC (CLASS B)                     105,625
                                                    -----------
                                                      2,948,529
                                                    -----------
DEPOSITORY INSTITUTIONS -- 7.65%
  5,500       BANK OF AMERICA CORP                      306,281
  2,700       BANK OF NEW YORK CO, INC                   90,281
  4,100       BANK ONE CORP                             142,731
  2,800       CHASE MANHATTAN CORP                      211,050
    800       FIFTH THIRD BANCORP                        48,675
  3,800       FIRST UNION CORP                          135,137
  2,300       FLEET FINANCIAL GROUP, INC                 84,237
  1,700       KEYCORP                                    43,881
  3,400       MBNA CORP                                  77,562
  2,200       MELLON BANK CORP                           74,250
    700       MORGAN (J.P.) & CO, INC                    79,975
  2,400       NATIONAL CITY CORP                         64,050
  1,100       PNC BANK CORP                              57,956
  1,200       SUNTRUST BANKS, INC                        78,900
  2,300       U.S. BANCORP                               69,431
    800       WACHOVIA CORP                              62,900
  1,900       WASHINGTON MUTUAL, INC                     55,575
  5,300       WELLS FARGO CO                            210,012
                                                    -----------
                                                      1,892,884
                                                    -----------
EATING AND DRINKING PLACES -- 0.93%
    300       DARDEN RESTAURANTS, INC                     5,868
  5,200       MCDONALD'S CORP                           223,600
                                                    -----------
                                                        229,468
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 3.92%
  1,200       COLUMBIA ENERGY GROUP                      66,450
  1,900       CONSOLIDATED NATURAL GAS CO               118,512
    900       EL PASO ENERGY CORP                        35,831
  1,300       EQUITABLE RESOURCES, INC                   49,156
  1,100       IDACORP, INC                               33,137
  2,300       KEYSPAN CORP                               65,837
  2,200       LOUISVILLE GAS & ELECTRIC ENERGY
                CORP                                     46,750
  2,200       MCN ENERGY GROUP, INC                      37,812
  1,000       NICOR, INC                                 37,187
  1,000       NISOURCE, INC                              22,125
  1,900       OGE ENERGY CORP                            42,275

See notes to financial statements                        1999 ANNUAL REPORT   67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRIC, GAS, AND SANITARY SERVICES -- (CONTINUED)
  4,400       PACIFICORP                            $    88,550
  1,000       PEOPLES ENERGY CORP                        35,187
  2,400       POTOMAC ELECTRIC POWER CO                  61,050
  2,000       PUGET SOUND ENERGY, INC                    44,875
    800       SONAT, INC                                 31,750
  2,500       TECO ENERGY, INC                           52,812
  2,700       WILLIAMS COS, INC                         101,081
                                                    -----------
                                                        970,377
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT -- 5.34%
    500   -   ADVANCED MICRO DEVICES, INC                 8,594
    300       BALDOR ELECTRIC CO                          5,681
  3,200       EMERSON ELECTRIC CO                       202,200
    100   -   GLENAYRE TECHNOLOGIES, INC                    300
  9,200       INTEL CORP                                683,675
    700   -   MICRON TECHNOLOGY, INC                     46,593
    500       MOLEX, INC                                 18,187
    600   -   NATIONAL SEMICONDUCTOR CORP                18,300
  1,300   -   TELLABS, INC                               74,018
  2,600       TEXAS INSTRUMENTS, INC                    213,850
    600       THOMAS & BETTS CORP                        30,600
    250   -   VISHAY INTERTECHNOLOGY, INC                 5,937
    200       WHIRLPOOL CORP                             13,062
                                                    -----------
                                                      1,320,997
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.56%
  4,100       GILLETTE CO                               139,143
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 3.98%
  1,000       BESTFOODS, INC                             48,500
  7,900       COCA COLA CO                              379,693
  1,300       COCA COLA ENTERPRISES, INC                 29,331
    600       GENERAL MILLS, INC                         48,675
  1,500       HEINZ (H.J.) CO                            64,500
    400       HERSHEY FOODS CORP                         19,475
    900       KELLOGG CO                                 33,693
  4,800       PEPSICO, INC                              145,200
    500       QUAKER OATS CO                             30,937
  2,300   -   UNILEVER NV (N.Y.) SHS                    156,687
    400   -   WRIGLEY (WM) JR CO                         27,525
                                                    -----------
                                                        984,216
                                                    -----------
FOOD STORES -- 0.68%
  1,467       ALBERTSONS, INC                            58,038
  2,600   -   KROGER CO                                  57,362
  1,400   -   SAFEWAY, INC                               53,287
                                                    -----------
                                                        168,687
                                                    -----------
FURNITURE AND FIXTURES -- 0.14%
  1,200       NEWELL RUBBERMAID, INC                     34,275
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.13%
    600       TANDY CORP                                 31,012
                                                    -----------

SHARES                                                 VALUE
GENERAL BUILDING CONTRACTORS -- 0.05%
    400       HILLENBRAND INDUSTRIES, INC           $    10,550
    100       PULTE CORP                                  2,175
                                                    -----------
                                                         12,725
                                                    -----------
GENERAL MERCHANDISE STORES -- 3.26%
  1,200       DAYTON HUDSON CORP                         72,075
    400   -   FEDERATED DEPARTMENT STORES, INC           17,475
    800   -   K MART CORP                                 9,350
    900       MAY DEPARTMENT STORES CO                   32,793
    800       PENNEY, (J.C.) CO, INC                     27,500
  1,100       SEARS ROEBUCK & CO                         34,512
 12,900       WAL-MART STORES, INC                      613,556
                                                    -----------
                                                        807,261
                                                    -----------
HEALTH SERVICES -- 0.29%
  2,100       COLUMBIA/HCA HEALTHCARE CORP               44,493
  1,600   -   TENET HEALTHCARE CORP                      28,100
                                                    -----------
                                                         72,593
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.18%
    500       CRESCENT REAL ESTATE EQUITIES CO            9,000
    400       DUKE-WEEKS REALTY CORP                      7,800
    100       FIRST INDUSTRIAL REALTY TRUST, INC          2,475
    300       SPIEKER PROPERTIES, INC                    10,406
    400       WEINGARTEN REALTY INVESTORS, INC           14,950
                                                    -----------
                                                         44,631
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 10.11%
    500   -   APPLE COMPUTER, INC                        31,656
  1,100   -   APPLIED MATERIALS, INC                     85,662
  8,800   -   CISCO SYSTEMS, INC                        603,350
  5,000       COMPAQ COMPUTER CORP                      114,687
    400       CUMMINS ENGINE CO, INC                     19,925
  1,500       DEERE & CO                                 58,031
  6,700   -   DELL COMPUTER CORP                        280,143
  2,800   -   EMC CORP                                  200,025
    200       GRACO, INC                                  6,562
  3,200       HEWLETT-PACKARD CO                        294,400
  5,400       INTERNATIONAL BUSINESS MACHINES CORP      655,425
    300       NORDSON CORP                               14,700
  1,200       PITNEY BOWES, INC                          73,125
    600   -   SMITH INTERNATIONAL, INC                   24,300
  1,100       TIMKEN CO                                  17,737
    195       TYCO INTERNATIONAL LTD                     20,133
                                                    -----------
                                                      2,499,861
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 2.05%
    300       BAUSCH & LOMB, INC                         19,781
  1,500       BAXTER INTERNATIONAL, INC                  90,375
  1,300       BECTON DICKINSON & CO                      36,481
    400   -   BIOMET, INC                                10,525
  1,100   -   BOSTON SCIENTIFIC CORP                     27,156
  1,200       GUIDANT CORP                               64,350
  4,400       MEDTRONIC, INC                            156,200

 68  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INSTRUMENTS AND RELATED PRODUCTS -- (CONTINUED)
    200   -   ST. JUDE MEDICAL, INC                 $     6,300
  2,300       XEROX CORP                                 96,456
                                                    -----------
                                                        507,624
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.42%
  1,500       MARSH & MCLENNAN COS, INC                 102,750
                                                    -----------
INSURANCE CARRIERS -- 4.78%
    600       AETNA, INC                                 29,550
  2,700       ALLSTATE CORP                              67,331
  1,600       AMERICAN GENERAL CORP                     101,100
  4,875       AMERICAN INTERNATIONAL GROUP, INC         423,820
    500       CHUBB CORP                                 24,906
    800       CIGNA CORP                                 62,200
  9,400       CITIGROUP, INC                            413,600
    700       CONSECO, INC                               13,518
    700   -   HUMANA, INC                                 4,812
    300       JEFFERSON-PILOT CORP                       18,956
    200       SAFECO CORP                                 5,600
    600       ST. PAUL COS, INC                          16,500
                                                    -----------
                                                      1,181,893
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.25%
    900       HASBRO, INC                                19,293
  1,600       MATTEL, INC                                30,400
  2,700       MINNESOTA MINING & MANUFACTURING CO       259,368
                                                    -----------
                                                        309,061
                                                    -----------
MISCELLANEOUS RETAIL -- 0.55%
  1,200       CVS CORP                                   48,975
    700   -   TOYS R US, INC                             10,500
  3,000       WALGREEN CO                                76,125
                                                    -----------
                                                        135,600
                                                    -----------
MOTION PICTURES -- 1.72%
  6,600       DISNEY (WALT) CO                          170,775
  4,200       TIME WARNER, INC                          255,150
                                                    -----------
                                                        425,925
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 3.87%
  2,000       AMERICAN EXPRESS CO                       269,250
  3,300       ASSOCIATES FIRST CAPITAL CORP             118,800
  4,500       FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                             282,093
  3,000       FREDDIE MAC                               156,000
  2,300       HOUSEHOLD INTERNATIONAL, INC               92,287
    900       SLM HOLDINGS CORP                          38,700
                                                    -----------
                                                        957,130
                                                    -----------
OIL AND GAS EXTRACTION -- 2.85%
  2,200       ANADARKO PETROLEUM CORP                    67,237
  1,900       APACHE CORP                                82,056
    800   -   BJ SERVICES CO                             25,450
  2,800       BURLINGTON RESOURCES, INC                 102,900
  2,000       HELMERICH & PAYNE, INC                     50,625
  1,500   -   NABORS INDUSTRIES, INC                     37,500

SHARES                                                 VALUE
  1,400       NOBLE AFFILIATES, INC                 $    40,600
  1,400   -   NOBLE DRILLING CORP                        30,625
  1,700   -   ROWAN COS, INC                             27,625
  4,800   -   SANTA FE SNYDER CORP                       43,200
  3,400       UNION PACIFIC RESOURCES GROUP, INC         54,612
  1,800       VASTAR RESOURCES, INC                     112,612
    900   -   WEATHERFORD INTERNATIONAL                  28,800
                                                    -----------
                                                        703,842
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.52%
  1,300       AVERY DENNISON CORP                        68,575
    400       CONSOLIDATED PAPERS, INC                   10,750
  2,100       SONOCO PRODUCTS CO                         47,906
                                                    -----------
                                                        127,231
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 0.61%
  2,800       MURPHY OIL CORP                           151,375
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.63%
  1,900       BIRMINGHAM STEEL CORP                      14,487
  1,500       NUCOR CORP                                 71,437
  4,100       WORTHINGTON INDUSTRIES, INC                69,700
                                                    -----------
                                                        155,624
                                                    -----------
PRINTING AND PUBLISHING -- 1.33%
    800       DELUXE CORP                                27,200
    700       DOW JONES & CO, INC                        37,362
  1,500       GANNETT CO, INC                           103,781
    500       KNIGHT-RIDDER, INC                         27,437
  1,300       MCGRAW HILL COS, INC                       62,887
  1,000       NEW YORK TIMES CO (CLASS A)                37,500
    500       TIMES MIRROR CO SERIES A                   32,906
                                                    -----------
                                                        329,073
                                                    -----------
RAILROAD TRANSPORTATION -- 0.45%
  4,500       NORFOLK SOUTHERN CORP                     110,250
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS -- 0.81%
    200       BANDAG, INC                                 6,400
  1,700       ILLINOIS TOOL WORKS, INC                  126,756
  1,200       NIKE, INC (CLASS B)                        68,250
                                                    -----------
                                                        201,406
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 1.30%
  1,200       MERRILL LYNCH & CO, INC                    80,625
  1,800       MORGAN STANLEY, DEAN WITTER, & CO         160,537
  2,400       SCHWAB (CHARLES) CORP                      80,850
                                                    -----------
                                                        322,012
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.33%
  1,200       CORNING, INC                               82,275
                                                    -----------
TRANSPORTATION BY AIR -- 0.57%
    700   -   AMR CORP                                   38,150
    500       DELTA AIRLINES, INC                        24,250
  1,100   -   FDX CORP                                   42,625

See notes to financial statements                        1999 ANNUAL REPORT   69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
TRANSPORTATION BY AIR -- (CONTINUED)
  1,950       SOUTHWEST AIRLINES CO                 $    29,615
    200   -   U.S. AIRWAYS GROUP, INC                     5,250
                                                    -----------
                                                        139,890
                                                    -----------
TRANSPORTATION EQUIPMENT -- 0.10%
    300       FEDERAL-MOGUL CORP                          8,268
    200       FLEETWOOD ENTERPRISES, INC                  4,037
    500       MODINE MANUFACTURING CO                    11,656
                                                    -----------
                                                         23,961
                                                    -----------
WHOLESALE TRADE-DURABLE GOODS -- 0.47%
  2,400       GENUINE PARTS CO                           63,750
  1,000       GRAINGER (W.W.), INC                       48,062
    400       IKON OFFICE SOLUTIONS, INC                  4,275
                                                    -----------
                                                        116,087
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.22%
    800       CARDINAL HEALTH, INC                       43,600
  4,800       ENRON CORP                                198,049
    700       MCKESSON HBOC, INC                         20,300
  1,100       SYSCO CORP                                 38,568
                                                    -----------
                                                        300,517
                                                    -----------
TOTAL COMMON STOCK
(Cost $25,126,809)                                  $24,683,133
                                                    -----------

PRINCIPAL                                              VALUE
SHORT TERM INVESTMENT -- 1.15%
U.S. GOVERNMENT AGENCY -- 1.15%
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION
$285,000        5.180%, 10/01/99                       $285,000
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $285,000)                                         285,000
                                                    -----------
TOTAL PORTFOLIO
(Cost $25,411,809)                                  $24,968,133
                                                    ===========

---------------
- Non-income producing

 70  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
BONDS
CORPORATE BONDS
ASSET BACKED                           $ 1,481,242      4.88%
COMMUNICATIONS                             940,465      3.10
DEPOSITORY INSTITUTIONS                    445,530      1.47
ELECTRIC, GAS, AND SANITARY SERVICES       494,955      1.63
FOOD AND KINDRED PRODUCTS                  498,095      1.64
GENERAL MERCHANDISE STORES                 300,555      0.99
INDUSTRIAL MACHINERY AND EQUIPMENT         499,634      1.65
INSTRUMENTS AND RELATED PRODUCTS           698,598      2.30
NONDEPOSITORY INSTITUTIONS                 967,350      3.19
OTHER MORTGAGE BACKED SECURITIES           604,703      1.99
PETROLEUM AND COAL PRODUCTS                475,290      1.56
TRANSPORTATION EQUIPMENT                 1,490,222      4.91
                                       -----------    ------
TOTAL CORPORATE BONDS
(Cost $8,920,534)                        8,896,639     29.31
                                       -----------    ------
GOVERNMENT BONDS
AGENCY SECURITIES                        3,045,178     10.03
FOREIGN GOVERNMENT BONDS                   501,025      1.65

                                          VALUE         %
MORTGAGE BACKED SECURITIES             $11,069,411     36.47%
U.S. TREASURY SECURITIES                 5,872,804     19.35
                                       -----------    ------
TOTAL GOVERNMENT BONDS
(Cost $20,524,830)                      20,488,418     67.50
                                       -----------    ------
TOTAL BONDS
(Cost $29,445,364)                      29,385,057     96.81
                                       -----------    ------
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                         3,717,629     12.25
U.S. GOVERNMENT & AGENCIES               2,322,272      7.65
                                       -----------    ------
TOTAL SHORT TERM INVESTMENTS
(Cost $6,039,901)                        6,039,901     19.90
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $35,485,265)                      35,424,958    116.71
OTHER ASSETS & LIABILITIES, NET         (5,071,098)  (16.71)
                                       -----------    ------
NET ASSETS                             $30,353,860    100.00%
                                       ===========    ======

See notes to financial statements                        1999 ANNUAL REPORT   71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                RATING+      VALUE
BONDS -- 96.81%
CORPORATE BONDS -- 29.31%
ASSET BACKED -- 4.88%
                   AMERICAN EXPRESS CREDIT ACCOUNT
                     MASTER TRUST SERIES 1999-1
                     (CLASS A)
  $  500,000       5.600%, 11/15/06        AAA      $   480,310
                   MBNA MASTER CREDIT CARD TRUST
                     SERIES 1999-1 (CLASS A)
     500,000       6.400%, 01/18/05        AAA          499,840
                   RESIDENTIAL ASSET SECURITIES CORP
                     SERIES 1999-KS3
                     (CLASS A13)
     500,000       7.180%, 01/25/25        AAA          501,092
                                                    -----------
                                                      1,481,242
                                                    -----------
COMMUNICATIONS -- 3.10%
                   AT&T CORP NOTE
     500,000       6.500%, 3/15/29         A1           441,150
                   US WEST CAPITAL FUNDING, INC
                     (GUARANTEE NOTE)
     500,000       6.875%, 8/15/01         BAA1         499,315
                                                    -----------
                                                        940,465
                                                    -----------
DEPOSITORY INSTITUTIONS -- 1.47%
                   FLEET NATIONAL BANK
                     (SUB NOTE)
     500,000       5.750%, 01/15/09        A2           445,530
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 1.63%
                   ILLINOIS POWER
                     (FIRST MORTGAGE)
     500,000       7.500%, 06/15/09        BAA1         494,955
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 1.64%
                   DIAGEO CAPITAL PLC NOTE
     500,000       6.625%, 06/24/04        A1           498,095
                                                    -----------
GENERAL MERCHANDISE STORES -- 0.99%
                   WAL-MART STORES (SR NOTE)
     300,000       6.875%, 08/10/09        AA2          300,555
                                                    -----------
INDUSTRIAL MACHINERY AND
  EQUIPMENT -- 1.65%
                   TYCO INTERNATIONAL GROUP
                     S.A. NOTE
     500,000  ++   6.875%, 09/05/02        BAA1         499,634
                                                    -----------
INSTRUMENTS AND RELATED
  PRODUCTS -- 2.30%
                   EASTMAN KODAK CO
                     (MEDIUM TERM NOTE)
     700,000       6.500%, 08/15/01        A2           698,598
                                                    -----------

 PRINCIPAL                                RATING+      VALUE
NONDEPOSITORY INSTITUTIONS -- 3.19%
                   ASSOCIATES CORP NA DEB
  $  500,000       6.950%, 11/01/18        AA3      $   467,700
                   GENERAL MOTORS ACCEPTANCE
                     CORP (MEDIUM TERM NOTE)
     500,000       6.850%, 06/17/04        A2           499,650
                                                    -----------
                                                        967,350
                                                    -----------
OTHER MORTGAGE BACKED SECURITIES -- 1.99%
                   FIRST UNION COMMERCIAL
                     MORTGAGE TRUST SERIES
                     1999-C1 (CLASS A2)
     650,000       6.070%, 10/15/08        AAA          604,703
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 1.56%
                   CONOCO, INC (SR NOTE)
     500,000       6.350%, 04/15/09        A3           475,290
                                                    -----------
TRANSPORTATION EQUIPMENT -- 4.91%
                   FORD MOTOR CO NOTE
     500,000       7.450%, 07/16/31        A1           492,980
                   TRW, INC (SR NOTE)
     500,000  ++   6.500%, 06/01/02        BAA1         494,332
                   UNITED TECHNOLOGY CORP DEB
     500,000       7.500%, 09/15/29        A2           502,910
                                                    -----------
                                                      1,490,222
                                                    -----------
              TOTAL CORPORATE BONDS
              (Cost $8,920,534)                       8,896,639
                                                    -----------
GOVERNMENT BONDS -- 67.50%
AGENCY SECURITIES -- 10.03%
                   FEDERAL HOME LOAN MORTGAGE CORP
   1,500,000         (FHLMC) 5.000%, 01/15/04         1,422,060
   1,000,000       5.750%, 04/15/08                     941,870
                   FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
     500,000       5.250%, 01/15/03                     485,310
     200,000       6.375%, 06/15/09                     195,938
                                                    -----------
                                                      3,045,178
                                                    -----------
 FOREIGN GOVERNMENT BONDS -- 1.65%
                   QUEBEC PROVINCE CANADA
     500,000       7.000%, 01/30/07        A2           501,025
                                                    -----------
MORTGAGE BACKED SECURITIES -- 36.47%
                   FEDERAL HOME LOAN MORTGAGE
                     CORP GOLD (FGLMC)
   1,996,757       6.500%, 07/01/29                   1,916,407
   2,100,000  --   7.000%, 10/25/29                   2,064,552
     300,000  --   7.500%, 12/25/29                     299,818
     250,000  --   8.000%, 12/25/29                     254,336

---------------

+ As provided by Moody's Investors Services (unaudited).

 72  1999 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                             VALUE
MORTGAGE BACKED SECURITIES -- (CONTINUED)
                   FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
  $  495,444       6.000%, 06/01/14                 $   476,775
     495,446       6.500%, 07/01/14                     486,453
     494,097       7.000%, 07/01/14                     494,003
     493,779       6.500%, 04/01/29                     473,598
     748,146       6.000%, 07/01/29                     697,863
     499,177       6.500%, 07/01/29                     478,775
     748,712       7.500%, 07/01/29                     751,250
     500,000  --   6.500%, 10/25/29                     479,375
     500,000  --   7.000%, 10/25/29                     491,250
     150,000  --   7.500%, 10/25/29                     150,421
     700,000  --   8.000%, 11/25/29                     714,217
                   GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION (GNMA)
     499,246       7.000%, 07/15/29                     489,725
     349,503       7.500%, 07/15/29                     350,593
                                                    -----------
                                                     11,069,411
                                                    -----------
U.S. TREASURY SECURITIES -- 19.35%
                   U.S. TREASURY BOND
   1,250,000       8.875%, 08/15/17                   1,565,825
     500,000       8.875%, 02/15/19                     631,640
                   U.S. TREASURY NOTE
   2,500,000       7.500%, 11/15/01                   2,589,450
     200,000       7.250%, 08/15/04                     211,218
     700,000       11.750%, 02/15/10                    874,671
                                                    -----------
                                                      5,872,804
                                                    -----------
TOTAL GOVERNMENT BONDS
(Cost $20,524,830)                                   20,488,418
                                                    -----------
TOTAL BONDS
(Cost $29,445,364)                                   29,385,057
                                                    -----------
SHORT TERM INVESTMENTS -- 19.90%
COMMERCIAL PAPER -- 12.25%
                   COX COMMUNICATIONS, INC
   1,000,000  *-   5.500%, 10/14/99                     998,014
                   NATIONAL FUEL GAS CO
   1,000,000  *    5.420%, 10/14/99                     998,042
                   PENNEY (J.C.) FUNDING CORP
     725,000  *    5.550%, 10/14/99                     723,546


 PRINCIPAL                                             VALUE
                   RAYTHEON CO
  $1,000,000  *-   5.470%, 10/14/99                 $   998,027
                                                    -----------
                                                      3,717,629
                                                    -----------
U.S. GOVERNMENT & AGENCIES -- 7.65%
                   FEDERAL HOME LOAN MORTGAGE CORP
     165,000  *    5.250%, 10/14/99                     164,687
     370,000  *    5.220%, 11/15/99                     367,585
                   FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION
   1,790,000  *    5.180%, 10/01/99                   1,790,000
                                                    -----------
                                                      2,322,272
                                                    -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $6,039,901)                                     6,039,901
                                                    -----------
TOTAL PORTFOLIO
(Cost $35,485,265)                                  $35,424,958
                                                    ===========

---------------

-    Commercial Paper issued under the Private Placement
     exemption under Section 4(2) of the Securities Act of
     1933, as amended.
++    Securities are exempt from registration under Rule 144A
     of the Securities Act of 1933, as amended and may be
     resold in transactions exempt from registration normally
     to qualified institutional buyers. At September 30,
     1999, the value of these securities amounted to $993,966
     or 3.27% of net assets.
*    All or a portion of these securities have been
     segregated by the Custodian to cover securities
     purchased on a delayed delivery basis.
--   These securities were purchased on a delayed delivery
     basis.

---------------
OTHER INFORMATION (unaudited)

   The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

MOODY'S RATINGS
AAA, AA, A           25.21%
BAA                   6.77%

   U.S. Government obligations represent 68.02% of the long-term debt portfolio value and are not reflected in the above ratings.

See notes to financial statements                        1999 ANNUAL REPORT   73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS         SUMMARY BY INDUSTRY

                               September 30, 1999

          ------------------------------------------------------------
          ------------------------------------------------------------

                                          VALUE         %
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                       $16,759,125     66.04%
U.S. GOVERNMENT & AGENCIES               8,667,736     34.15
                                       -----------    ------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,426,861)                      25,426,861    100.19
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,426,861)                      25,426,861    100.19
OTHER ASSETS & LIABILITIES, NET            (48,696)   (0.19)
                                       -----------    ------
NET ASSETS                             $25,378,165    100.00%
                                       ===========    ======

                            STATEMENT OF INVESTMENTS

                               September 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                             VALUE
 SHORT TERM INVESTMENTS -- 100.19%
COMMERCIAL PAPER -- 66.04%
              CAMPBELL SOUP CO
  $1,000,000    5.270%, 11/04/99                    $   995,023
              CANADIAN WHEAT BOARD (THE)
   1,050,000    5.130%, 11/23/99                      1,042,069
              CIT GROUP HOLDINGS, INC
   1,000,000    5.140%, 10/14/99                        998,143
              CORPORATE ASSET FUNDING CORP, INC
   1,000,000  - 5.820%, 01/18/00                        982,378
              DUPONT (E.I.) DE NEMOURS & CO
   1,000,000    5.110%, 11/02/99                        995,457
              EASTMAN KODAK CO
   1,000,000    5.050%, 10/19/99                        997,496
              EQUILON ENTERPRISES LLC
   1,000,000    5.750%, 02/10/00                        978,916
              GENERAL ELECTRIC CAPITAL CORP
   1,000,000    5.290%, 10/25/99                        996,473
              GOLDMAN SACHS GROUP, LP
   1,000,000    5.300%, 11/24/99                        992,049
              HEWLETT PACKARD CO
     650,000    5.300%, 11/24/99                        644,832
              JOHNSON & JOHNSON CO
   1,075,000  - 5.100%, 11/01/99                      1,070,279
              LUCENT TECHNOLOGIES, INC
   1,000,000    5.290%, 11/29/99                        991,330
              MCCORMICK & CO, INC
     100,000    5.280%, 11/02/99                         99,530
              MCGRAW-HILL, INC
   1,000,000    5.290%, 11/18/99                        992,946

 PRINCIPAL                                             VALUE
              PROCTOR & GAMBLE CO
  $1,000,000    5.310%, 12/03/99                    $   990,707
              SBC COMMUNICATIONS, INC
   1,000,000  - 5.100%, 10/13/99                        998,300
              THE STANLEY WORKS
   1,000,000  - 5.320%, 11/12/99                        993,793
              WAL-MART STORES, INC
   1,000,000  - 5.280%, 10/05/99                        999,404
                                                    -----------
                                                     16,759,125
                                                    -----------
U.S. GOVERNMENT & AGENCIES -- 34.15%
              FEDERAL HOME LOAN MORTGAGE CORP
   2,125,000    5.050%, 10/06/99                      2,123,509
   1,000,000    5.140%, 01/27/00                        983,151
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
   1,050,000    5.060%, 10/04/99                      1,049,557
   2,090,000    5.260%, 12/02/99                      2,071,066
     365,000    5.250%, 12/03/99                        361,646
   1,050,000    5.260%, 12/08/99                      1,039,567
   1,050,000    5.270%, 12/10/99                      1,039,240
                                                    -----------
                                                      8,667,736
                                                    -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,426,861)                                   25,426,861
                                                    -----------
TOTAL PORTFOLIO
(Cost $25,426,861)                                  $25,426,861
                                                    ===========

---------------

- Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

                     IMPORTANT TAX INFORMATION (UNAUDITED)

THE INSTITUTIONAL GROWTH & INCOME FUND PAID DISTRIBUTIONS DURING 1999 FROM ORDINARY INCOME OF WHICH 73.48% QUALIFIES FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

THE INSTITUTIONAL INTERNATIONAL EQUITY FUND RECEIVED INCOME FROM FOREIGN SOURCES DURING 1999 OF $116,152 AND PAID TAXES TO FOREIGN COUNTRIES DURING 1999 OF $12,145.

BY EARLY 2000, SHAREHOLDERS SHOULD RECEIVE THEIR FORM 1099-DIV AND TAX INFORMATION LETTER FROM THE FUNDS. FOR YOUR SPECIFIC SITUATION, WE RECOMMEND THAT YOU CONSULT A PROFESSIONAL TAX ADVISOR.

 74  1999 ANNUAL REPORT                        See notes to financial statements

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